                        ACCESSOR FUNDS, INC.

                          ANNUAL REPORT

              AUDITED                   DECEMBER 31, 1998


                     GROWTH PORTFOLIO

               VALUE AND INCOME PORTFOLIO

               SMALL TO MID CAP PORTFOLIO

             INTERNATIONAL EQUITY PORTFOLIO

           INTERMEDIATE FIXED-INCOME PORTFOLIO

         SHORT-INTERMEDIATE FIXED-INCOME PORTFOLIO

                MORTGAGE SECURITIES PORTFOLIO

              U.S. GOVERNMENT MONEY PORTFOLIO

                             ACCESSOR

ACCESSOR FUNDS, INC.
1420 FIFTH AVENUE, SUITE 3600
SEATTLE, WASHINGTON   98101
TEL  206 224 7420
FAX  206 224 4274

February 28, 1999

Dear Shareholder:

     It is our pleasure to provide you with the 1998 Annual Report for Accessor Funds. It explains in detail how your investments performed last year and covers several important issues, including fees and portfolio management. However, before we review 1998 results, we'd like to first thank you for your investment in the Portfolios and take a closer look at what we think makes Accessor Funds special.

     With three domestic equity, one international equity and four fixed-income investment options, you, as shareholders in the Accessor Funds, have a wide range of risk and return alternatives to structure an investment solution designed to meet your specific needs. We believe our eight Portfolios offer more then just a broad spectrum of equity and fixed-income investment choices. We think they offer a better way of managing mutual fund assets. Each of the Portfolios, except the U.S. Government Money Portfolio, is run by an external money manager specializing in that Portfolio's asset class. Each of those money managers is governed by strict investment mandates to run the Portfolios in a style pure fashion. In laymen's terms this means the Growth Portfolio can only invest in growth stocks, and so on. Finally, after five calendar quarters, money managers are paid on a performance fee basis. The fee is based on the money manager's performance compared to an unmanaged index of securities with similar risk and investment characteristics. We believe this structure and approach offers the best chance for above average performance at lower than average risk. For a complete description of the fee structure, the manager and money managers, and the indices, please refer to the Prospectuses and Statement of Additional Information of Accessor Funds. If you have any questions about these or other sections of the report, please call our shareholders services department at 800-759-3504. They'll be happy to help you.

     In closing, on behalf of everyone at Accessor, I'd like to thank you again for your confidence in us. We take the responsibility of managing your money very seriously and will continue to work toward delivering style pure funds that offer superior performance at below average risk.

Ravindra A. Deo

Treasurer

                                  accessor 1

                              ACCESSOR FUNDS, INC.
                                GROWTH PORTFOLIO

     The Growth Portfolio ("Portfolio") commenced operations on August 24, 1992. The Growth Portfolio seeks capital growth through investing primarily in equity securities with greater than average growth characteristics selected from the 500 issuers which make up the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). The Portfolio is designed to have risk characteristics similar to its benchmark, the S&P 500/BARRA Growth Index ("Index"). The money manager of the Portfolio is Geewax Terker & Company.

     On May 1, 1998, a multi-class structure was established for the Portfolio and a new class of shares, the Investor Class Shares, was introduced. The Investor Class Shares are primarily available through financial institutions, retirement plans, broker-dealers, depository institutions, institutional shareholders of record, registered investment advisers, and other financial intermediaries. The original shares that existed prior to May 1, 1998 were re-designated as the Advisor Class Shares. The Investor Class Shares of the Growth Portfolio were first issued on July 1, 1998.

     For the Advisor Class Shares, total annualized returns for the five-year and since inception periods ended December 31, 1998 were 26.74% and 24.90%, respectively. For the year ended December 31, 1998, the Portfolio had a total return of 46.65%, as compared to 42.16% for the S&P 500/BARRA Growth Index.

     For the Investor Class Shares, total returns for the three-month and since inception periods ended December 31, 1998 were 27.49% and 16.96%, respectively.

     The Growth Portfolio intends to add value over the benchmark through a disciplined investment process which is designed to avoid the riskiest growth stocks in the S&P 500/BARRA Growth Index and to overweight stocks with the highest appreciation potential. In 1998, the large cap growth stocks such as Microsoft, General Electric, and Cisco Systems were the best performing segment of the U.S. stock market. The Growth Portfolio achieved its remarkable performance, both in absolute terms and relative to the benchmark, mainly through superior stock selection in consumer nondurables, consumer services, and financial sectors.

                                  accessor 2

                               ACCESSOR FUNDS, INC.
                                GROWTH PORTFOLIO

                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
            GROWTH PORTFOLIO VS. UNMANAGED S&P 500/BARRA GROWTH INDEX


      Historical Rates of Return*
   Periods Ending December 31, 1998
        One Year........46.65%
        Five Years......26.74%
        **Inception.....24.90%


ACCESSOR GROWTH

        DATE         10,000 IN FUND  10,000 IN INDEX
       31-Aug-92          10,000        10,000
       30-Sep-92          10,089        10,118
       30-Oct-92          10,345        10,270
       30-Nov-92          10,933        10,679
       31-Dec-92          10,892        10,763
       29-Jan-93          11,017        10,633
       26-Feb-93          10,909        10,547
       31-Mar-93          11,446        10,695
       30-Apr-93          11,087        10,202
       28-May-93          11,438        10,565
       30-Jun-93          11,378        10,475
       31-Jul-93          11,114        10,259
       31-Aug-93          11,701        10,634
       30-Sep-93          11,726        10,471
       29-Oct-93          12,179        10,861
       30-Nov-93          12,222        10,853
       31-Dec-93          12,440        10,929
       31-Jan-94          12,615        11,163
       28-Feb-94          12,413        10,963
       31-Mar-94          11,969        10,456
       30-Apr-94          12,039        10,504
       31-May-94          12,259        10,675
       30-Jun-94          12,059        10,447
       29-Jul-94          12,342        10,781
       31-Aug-94          12,996        11,356
       30-Sep-94          12,810        11,194
       31-Oct-94          12,996        11,455
       30-Nov-94          12,659        11,079
       31-Dec-94          12,936        11,271
       31-Jan-95          13,233        11,550
       28-Feb-95          13,710        12,001
       31-Mar-95          14,118        12,376
       28-Apr-95          14,650        12,698
       31-May-95          15,281        13,153
       30-Jun-95          15,747        13,656
       31-Jul-95          16,273        14,092
       31-Aug-95          16,137        14,046
       29-Sep-95          16,710        14,739
       31-Oct-95          16,937        14,857
       30-Nov-95          17,410        15,392
       29-Dec-95          17,375        15,566
       31-Jan-96          18,051        16,161
       29-Feb-96          18,388        16,308
       29-Mar-96          18,283        16,241
       30-Apr-96          18,709        16,556
       31-May-96          18,981        17,165
       28-Jun-96          19,053        17,379
       31-Jul-96          18,123        16,578
       30-Aug-96          18,509        16,823
       30-Sep-96          19,557        17,991
       31-Oct-96          20,063        18,381
       29-Nov-96          21,512        19,754
       31-Dec-96          20,821        19,298
       31-Jan-97          22,304        20,809
       28-Feb-97          22,431        20,984
       31-Mar-97          21,419        19,987
       30-Apr-97          22,938        21,600
       30-May-97          24,275        22,881
       30-Jun-97          25,557        24,041
       31-Jul-97          27,497        25,945
       29-Aug-97          25,751        24,220
       30-Sep-97          27,051        25,455
       31-Oct-97          26,142        24,689
       28-Nov-97          27,554        26,028
       31-Dec-97          27,741        26,348
       30-Jan-98          28,732        27,234
       27-Feb-98          30,815        29,126
       31-Mar-98          32,201        30,633
       30-Apr-98          32,150        30,889
       29-May-98          31,777        30,270
       30-Jun-98          34,297        32,427
       31-Jul-98          34,256        32,408
       31-Aug-98          29,573        28,192
       30-Sep-98          31,871        30,078
       30-Oct-98          34,188        32,600
       30-Nov-98          36,687        34,809
       30-Dec-98          40,682        37,456

 * Annualized.
** Since inception rate of return assumes initial investment on August 24, 1992. Comparison with the S&P 500/BARRA Growth Index assumes initial investment on August 31, 1992.

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE HERE IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE DIFFERENT EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE DIFFERENT THAN THAT SHOWN HERE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.


                         MONTHLY TOTAL RETURNS OF THE GROWTH PORTFOLIO
                    SINCE INCEPTION OF THE INVESTOR CLASS THROUGH DECEMBER 1998

                              JULY           AUGUST          SEPTEMBER         OCTOBER         NOVEMBER        DECEMBER
-----------------------------------------------------------------------------------------------------------------------
    Advisor Class            -0.12%          -13.67%           7.77%            7.27%            7.31%           10.89%
    Investor Class           -1.33%          -13.72%           7.75%            7.23%            7.24%           10.86%

                                  accessor 3

                              ACCESSOR FUNDS, INC.
                           VALUE AND INCOME PORTFOLIO

     The Value and Income Portfolio ("Portfolio") commenced operations on August 24, 1992. The Value and Income Portfolio seeks generation of current income and capital growth by investing primarily in income-producing equity securities selected from the 500 issuers which make up the S&P 500 Index. The Portfolio is designed to have risk characteristics similar to its current benchmark, the S&P 500/BARRA Value Index ("Index"). Martingale Asset Management L.P. is the money manager of the Portfolio.

     On May 1, 1998, a multi-class structure was established for the Portfolio and a new class of shares, the Investor Class Shares, was introduced. The Investor Class Shares are primarily available through financial institutions, retirement plans, broker-dealers, depository institutions, institutional shareholders of record, registered investment advisers, and other financial intermediaries. The original shares that existed prior to May 1, 1998 were re-designated as the Advisor Class Shares. The Investor Class Shares of the Value and Income Portfolio were first issued on July 1, 1998.

     For the Advisor Class Shares, total annualized returns for the five-year and since inception periods ended December 31, 1998 were 19.44% and 18.57%, respectively. For the year ended December 31, 1998, the Portfolio had a total return of 12.89%, as compared to 14.67% for the S&P 500/BARRA Value Index.

     For the Investor Class Shares, total returns for the three-month and since inception periods ended December 31, 1998 were 18.82% and -1.09%, respectively.

     Relative to the broad market, value stocks had a more challenging year in 1998, despite the fact that they still produced respectable returns (please refer to the return for S&P 500/BARRA Value Index cited above). Investors have been greatly rewarded in recent years for following earnings momentum and price momentum, and so have paid less attention to the valuation of stocks in general. The money manager for the Value and Income Portfolio uses sophisticated quantitative methods to pick those stocks in the S&P 500 Index that have attractive long term growth prospects yet are selling at reasonable valuations. The market environment in 1998 proved to be difficult for this strategy, and therefore the Value and Income Portfolio lagged its performance benchmark. A market environment in which investors pay more attention to the valuation of stocks in general would be more favorable to the strategy used in the Value and Income Portfolio.

                                  accessor 4

                              ACCESSOR FUNDS, INC.
                           VALUE AND INCOME PORTFOLIO

                   GROWTH OF $10,000 - ADVISOR CLASS SHARES
          VALUE AND INCOME PORTFOLIO VS. UNMANAGED S&P 500/BARRA VALUE INDEX



        Historical Rates of Return*
      Periods Ending December 31, 1998
        One Year........12.89%
        Five Years......19.44%
        **Inception.....18.57%


   ACCESSOR VALUE & INCOME

 DATE        10,000 IN FUN  10,000 IN INDEX
 31-Aug-92       10,000        10,000
 30-Sep-92       10,056        10,110
 30-Oct-92        9,973        10,027
 30-Nov-92       10,331        10,300
 31-Dec-92       10,539        10,493
 29-Jan-93       10,841        10,775
 26-Feb-93       11,176        11,146
 31-Mar-93       11,462        11,454
 30-Apr-93       11,318        11,408
 28-May-93       11,503        11,621
 30-Jun-93       11,645        11,775
 31-Jul-93       11,730        11,921
 31-Aug-93       12,120        12,388
 30-Sep-93       12,044        12,383
 29-Oct-93       12,146        12,450
 30-Nov-93       11,942        12,227
 31-Dec-93       12,087        12,435
 31-Jan-94       12,577        13,014
 28-Feb-94       12,163        12,543
 31-Mar-94       11,739        12,028
 30-Apr-94       11,828        12,282
 31-May-94       11,918        12,485
 30-Jun-94       11,654        12,140
 29-Jul-94       11,970        12,550
 31-Aug-94       12,285        12,905
 30-Sep-94       11,920        12,451
 31-Oct-94       12,137        12,722
 30-Nov-94       11,702        12,207
 31-Dec-94       11,850        12,357
 31-Jan-95       12,123        12,692
 28-Feb-95       12,597        13,184
 31-Mar-95       12,928        13,547
 28-Apr-95       13,304        13,993
 31-May-95       13,963        14,615
 30-Jun-95       13,995        14,726
 31-Jul-95       14,382        15,235
 31-Aug-95       14,557        15,364
 29-Sep-95       14,958        15,899
 31-Oct-95       14,866        15,651
 30-Nov-95       15,542        16,471
 29-Dec-95       15,791        16,927
 31-Jan-96       16,256        17,433
 29-Feb-96       16,455        17,597
 29-Mar-96       16,758        18,009
 30-Apr-96       17,017        18,191
 31-May-96       17,247        18,465
 28-Jun-96       17,142        18,376
 31-Jul-96       16,437        17,601
 30-Aug-96       17,029        18,086
 30-Sep-96       17,760        18,861
 31-Oct-96       18,466        19,500
 29-Nov-96       19,922        20,992
 31-Dec-96       19,571        20,650
 31-Jan-97       20,630        21,599
 28-Feb-97       20,751        21,757
 31-Mar-97       19,847        21,013
 30-Apr-97       20,809        21,801
 30-May-97       22,160        23,168
 30-Jun-97       22,920        24,053
 31-Jul-97       25,040        25,977
 29-Aug-97       24,106        24,803
 30-Sep-97       25,673        26,256
 31-Oct-97       24,777        25,290
 28-Nov-97       25,493        26,254
 31-Dec-97       26,018        26,837
 30-Jan-98       25,844        26,506
 27-Feb-98       27,699        28,494
 31-Mar-98       29,392        29,938
 30-Apr-98       29,630        30,292
 29-May-98       29,230        29,866
 30-Jun-98       29,130        30,093
 31-Jul-98       28,195        29,439
 31-Aug-98       23,588        24,705
 30-Sep-98       24,690        26,206
 30-Oct-98       26,961        28,259
 30-Nov-98       28,320        29,731
 30-Dec-98       29,371        30,775

 * Annualized.
** Since inception rate of return assumes initial investment on August 24, 1992. Comparison with the S&P 500/BARRA Value Index assumes initial investment on August 31, 1992.

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE HERE IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE DIFFERENT EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE DIFFERENT THAN THAT SHOWN HERE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.


                  MONTHLY TOTAL RETURNS OF THE VALUE AND INCOME PORTFOLIO
                SINCE INCEPTION OF THE INVESTOR CLASS THROUGH DECEMBER 1998

                              JULY           AUGUST          SEPTEMBER         OCTOBER         NOVEMBER        DECEMBER
-----------------------------------------------------------------------------------------------------------------------
    Advisor Class            -3.21%          -16.34%           4.67%            9.20%            5.04%            3.71%
    Investor Class           -4.87%          -16.34%           4.60%            9.15%            5.04%            3.63%

                                  accessor 5

                              ACCESSOR FUNDS, INC.
                           SMALL TO MID CAP PORTFOLIO

     The Small to Mid Cap Portfolio ("Portfolio") commenced operations on August 24, 1992. The Portfolio seeks capital growth through investing primarily in equity securities of small to medium capitalization issuers. The Portfolio is designed to have risk characteristics similar to its benchmark, the Wilshire 4500 Index. In September 1995, the investment objective of the Portfolio was changed by a vote of the shareholders. The performance for periods prior to October 1995 shows performance of the Portfolio before the restatement of the investment objective. The BARRA Institutional Small Index was used and is provided in the first graph only for comparative depiction of the prior period. The money manager of the Portfolio is Symphony Asset Management L.L.C.

    On May 1, 1998, a multi-class structure was established for the Portfolio and a new class of shares, the Investor Class Shares, was introduced. The Investor Class Shares are primarily available through financial institutions, retirement plans, broker-dealers, depository institutions, institutional shareholders of record, registered investment advisers, and other financial intermediaries. The original shares that existed prior to May 1, 1998 were re-designated as the Advisor Class Shares. The Investor Class Shares of the Small to Mid Cap Portfolio were first issued on June 24, 1998.

     For the Advisor Class Shares, total annualized returns for the five-year and since inception periods ended December 31, 1998 were 20.07% and 20.28%, respectively. For the year ended December 31, 1998, the Portfolio had a total return of 15.98%, as compared to 8.63% for the Wilshire 4500 Index.

     For the Investor Class Shares, total returns for the three-month and since inception periods ended December 31, 1998 were 24.05% and 3.32%, respectively.

     Small and mid cap stocks significantly lagged behind large cap stocks in 1998. Nevertheless, the Small to Mid Cap Portfolio produced very respectable returns and again outperformed its benchmark by a wide margin. The money manager for the Small to Mid Cap Portfolio uses sophisticated quantitative tools to select stocks and construct portfolios. Its investment process combines screens on liquidity, profitability, valuation, and other characteristics of the stocks in the Wilshire 4500 Index, as well as earnings estimates of Wall Street analysts (the money manager gives more weight to those analysts who they know from past experience give more accurate forecasts). Information on corporate insider transactions is also considered. This strategy has proven to be especially suited for small to mid cap stocks as a vast quantity of information can be quickly and efficiently processed on thousands of stocks. In addition, the money manager tries to enhance performance by controlling the transaction costs via electronic trading networks.

RESULTS OF PROXY SOLICITATION

     At a special meeting of shareholders held on April 30, 1998, shareholders of the Small to Mid Cap Portfolio voted to approve a new money manager agreement with Symphony Asset Management L.L.C. The results of the voting were as follows:

                    FOR                     AGAINST                   ABSTAIN
               5,216,088.64                19,603.85                 8,485.99

                                  accessor 6

                              ACCESSOR FUNDS, INC.
                           SMALL TO MID CAP PORTFOLIO

PERFORMANCE DATA QUOTED IN THE FOLLOWING CHARTS IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE HERE IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE DIFFERENT EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE DIFFERENT THAN THAT SHOWN HERE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
    SMALL TO MID CAP PORTFOLIO VS. UNMANAGED BARRA INSTITUTIONAL SMALL INDEX



       Historical Rates of Return*
    Periods Ending December 31, 1998
        One Year........15.98%
        Five Years......20.07%
        **Inception.....20.28%


ACCESSOR SMALL TO MID CAP
SEPARATE PERIODS

     DATE         10,000 IN FUND  10,000 IN INDEX
     31-Aug-92        10,000         10,000
     30-Sep-92        10,096         10,196
     30-Oct-92        10,408         10,458
     30-Nov-92        11,091         11,208
     31-Dec-92        11,452         11,597
     29-Jan-93        11,765         11,967
     26-Feb-93        11,587         11,785
     31-Mar-93        11,986         12,204
     30-Apr-93        11,538         11,781
     28-May-93        11,960         12,179
     30-Jun-93        12,027         12,269
     30-Jul-93        12,171         12,488
     31-Aug-93        12,620         13,046
     30-Sep-93        12,842         13,394
     29-Oct-93        13,037         13,787
     30-Nov-93        12,664         13,308
     31-Dec-93        13,101         13,722
     31-Jan-94        13,499         14,077
     28-Feb-94        13,304         13,949
     31-Mar-94        12,630         13,200
     29-Apr-94        12,692         13,165
     31-May-94        12,452         13,059
     30-Jun-94        12,113         12,734
     29-Jul-94        12,300         12,984
     31-Aug-94        12,957         13,676
     30-Sep-94        12,904         13,676
     31-Oct-94        12,877         13,625
     30-Nov-94        12,335         13,107
     30-Dec-94        12,568         13,320
     31-Jan-95        12,505         13,278
     28-Feb-95        12,880         13,808
     31-Mar-95        13,124         14,101
     28-Apr-95        13,401         14,382
     31-May-95        13,615         14,632
     30-Jun-95        14,319         15,453
     31-Jul-95        15,314         16,428
     31-Aug-95        15,538         16,815
     29-Sep-95        15,916         17,227

 * Annualized.
** Since inception rate of return assumes initial investment on August 24, 1992. Comparison with BARRA Institutional Small Index assumes initial investment on August 31, 1992 and through the period ended September 15, 1995. The investment objective and comparable index was changed by a vote of the Fund's shareholders. Beginning in September 1995, the Wilshire 4500 Index is used as the Portfolio's benchmark.

                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
           SMALL TO MID CAP PORTFOLIO VS. UNMANAGED WILSHIRE 4500 INDEX


         Historical Rates of Return*
      Periods Ending December 31, 1998
        One Year........15.98%
        Five Years......20.07%
        **Inception.....20.28%

ACCESSOR SMALL TO MID CAP
SEPARATE PERIODS

     DATE         10,000 IN FUND  10,000 IN INDEX
     29-Sep-95        10,000         10,000
     31-Oct-95         9,667          9,732
     30-Nov-95        10,135         10,145
     29-Dec-95        10,421         10,273
     31-Jan-96        10,379         10,379
     29-Feb-96        10,811         10,716
     29-Mar-96        10,957         10,880
     30-Apr-96        11,472         11,386
     31-May-96        11,732         11,752
     28-Jun-96        11,479         11,383
     31-Jul-96        10,788         10,528
     30-Aug-96        11,583         11,097
     30-Sep-96        12,215         11,626
     31-Oct-96        12,270         11,455
     29-Nov-96        12,895         11,938
     31-Dec-96        13,010         12,046
     31-Jan-97        13,362         12,435
     28-Feb-97        12,996         12,172
     31-Mar-97        12,472         11,536
     30-Apr-97        12,950         11,564
     30-May-97        14,099         12,715
     30-Jun-97        14,691         13,318
     31-Jul-97        16,041         14,235
     31-Aug-97        16,181         14,364
     30-Sep-97        17,651         15,359
     31-Oct-97        16,944         14,774
     28-Nov-97        17,223         14,779
     31-Dec-97        17,714         15,140
     30-Jan-98        17,780         14,924
     27-Feb-98        19,355         16,065
     31-Mar-98        20,321         16,896
     30-Apr-98        20,695         17,110
     29-May-98        19,745         16,311
     30-Jun-98        20,307         16,565
     31-Jul-98        18,870         15,626
     31-Aug-98        15,586         12,598
     30-Sep-98        16,539         13,508
     30-Oct-98        17,048         14,276
     30-Nov-98        18,260         15,164
     30-Dec-98        20,433         16,447


 * Annualized.
** Since inception rate of return assumes initial investment on August 24, 1992. Comparison with BARRA Institutional Small Index assumes initial investment on August 31, 1992 and through the period ended September 15, 1995. The investment objective and comparable index was changed by a vote of the Fund's shareholders. Beginning in September 1995, the Wilshire 4500 Index is used as the Portfolio's benchmark.

                                  accessor 7

                              ACCESSOR FUNDS, INC.
                           SMALL TO MID CAP PORTFOLIO

                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
   SMALL TO MID CAP PORTFOLIO VS. UNMANAGED SMALL TO MID CAP COMPOSITE INDEX*


      Historical Rates of Return**
     Periods Ending December 31, 1998
        One Year........15.98%
        Five Years......20.07%
        ***Inception....20.28%



ACCESSOR SMALL TO MID CAP
TOTAL HISTORY

     DATE        10,000 IN FUND  10,000 IN INDEX
     31-Aug-92        10,000         10,000
     30-Sep-92        10,096         10,196
     30-Oct-92        10,408         10,458
     30-Nov-92        11,091         11,208
     31-Dec-92        11,452         11,597
     29-Jan-93        11,765         11,967
     26-Feb-93        11,587         11,785
     31-Mar-93        11,986         12,204
     30-Apr-93        11,538         11,781
     28-May-93        11,960         12,179
     30-Jun-93        12,027         12,269
     30-Jul-93        12,171         12,488
     31-Aug-93        12,620         13,046
     30-Sep-93        12,842         13,394
     29-Oct-93        13,037         13,787
     30-Nov-93        12,664         13,308
     31-Dec-93        13,101         13,722
     31-Jan-94        13,499         14,077
     28-Feb-94        13,304         13,949
     31-Mar-94        12,630         13,200
     29-Apr-94        12,692         13,165
     31-May-94        12,452         13,059
     30-Jun-94        12,113         12,734
     29-Jul-94        12,300         12,984
     31-Aug-94        12,957         13,676
     30-Sep-94        12,904         13,676
     31-Oct-94        12,877         13,625
     30-Nov-94        12,335         13,107
     30-Dec-94        12,568         13,320
     31-Jan-95        12,505         13,278
     28-Feb-95        12,880         13,808
     31-Mar-95        13,124         14,101
     28-Apr-95        13,401         14,382
     31-May-95        13,615         14,632
     30-Jun-95        14,319         15,453
     31-Jul-95        15,314         16,428
     31-Aug-95        15,538         16,815
     29-Sep-95        15,916         17,227
     31-Oct-95        15,386         16,766
     30-Nov-95        16,131         17,478
     29-Dec-95        16,586         17,698
     31-Jan-96        16,520         17,880
     29-Feb-96        17,207         18,462
     29-Mar-96        17,439         18,744
     30-Apr-96        18,259         19,616
     31-May-96        18,673         20,246
     28-Jun-96        18,270         19,611
     31-Jul-96        17,170         18,138
     30-Aug-96        18,435         19,118
     30-Sep-96        19,442         20,029
     31-Oct-96        19,529         19,733
     29-Nov-96        20,524         20,566
     31-Dec-96        20,706         20,752
     31-Jan-97        21,267         21,422
     28-Feb-97        20,685         20,969
     31-Mar-97        19,851         19,874
     30-Apr-97        20,611         19,923
     30-May-97        22,440         21,905
     30-Jun-97        23,382         22,943
     31-Jul-97        25,531         24,523
     31-Aug-97        25,753         24,745
     30-Sep-97        28,094         26,460
     31-Oct-97        26,967         25,453
     28-Nov-97        27,412         25,460
     31-Dec-97        28,193         26,083
     30-Jan-98        28,298         25,710
     27-Feb-98        30,805         27,676
     31-Mar-98        32,342         29,107
     30-Apr-98        32,937         29,476
     29-May-98        31,425         28,099
     30-Jun-98        32,321         28,537
     31-Jul-98        30,033         26,920
     31-Aug-98        24,807         21,704
     30-Sep-98        26,323         23,271
     30-Oct-98        27,133         24,593
     30-Nov-98        29,063         26,123
     30-Dec-98        32,521         28,334


  * The Small to Mid Cap Composite Index is a hypothetical index constructed by Accessor Capital Management, which links the BARRA Institutional Small Index and the Wilshire 4500 Index. Prior to October 1995, the BARRA Institutional Small Index was used. Starting in October 1995, the Wilshire 4500 Index is used. The performance for periods starting prior to October 1995 and running past September 1995 links the returns for each index for the periods referenced in the previous sentences.
 ** Annualized.
*** Since inception rate of return assumes initial investment on August 24, 1992. Comparison with BARRA Institutional Small Index assumes initial investment on August 31, 1992 and through the period ended September 15, 1995. The investment objective and comparable index was changed by a vote of the Fund's shareholders. Beginning in September 1995, the Wilshire 4500 Index is used as the Portfolio's benchmark.


                MONTHLY TOTAL RETURNS OF THE SMALL TO MID CAP PORTFOLIO
             SINCE INCEPTION OF THE INVESTOR CLASS THROUGH DECEMBER 1998

                              JULY           AUGUST          SEPTEMBER         OCTOBER         NOVEMBER        DECEMBER
-----------------------------------------------------------------------------------------------------------------------
    Advisor Class            -7.08%          -17.40%           6.11%            3.08%            7.11%           12.52%
    Investor Class           -7.10%          -17.46%           6.12%            3.03%            7.02%           12.50%

                                  accessor 8

                              ACCESSOR FUNDS, INC.
                         INTERNATIONAL EQUITY PORTFOLIO

     The International Equity Portfolio ("Portfolio") commenced operations on October 3, 1994. The International Equity Portfolio seeks capital growth by investing primarily in equity securities of companies domiciled in countries other than the United States and traded in foreign stock exchanges. The Portfolio is designed to have risk characteristics similar to its benchmark, the Morgan Stanley Capital International ("MSCI") EAFE-Registered Trademark-+EMF Index ("Index"). Performance for periods prior to May 1996 show comparisons with the previous benchmark index, the MSCI EAFE Index. The MSCI EAFE Index is provided in the first graph only for comparative depiction of the prior period. The money manager of the Portfolio is Nicholas-Applegate Capital Management.

     On May 1, 1998, a multi-class structure was established for the Portfolio and a new class of shares, the Investor Class Shares, was introduced. The Investor Class Shares are primarily available through financial institutions, retirement plans, broker-dealers, depository institutions, institutional shareholders of record, registered investment advisers, and other financial intermediaries. The original shares that existed prior to May 1, 1998 were re-designated as the Advisor Class Shares. The Investor Class Shares of the International Equity Portfolio were first issued on July 6, 1998.

     For the Advisor Class Shares, total annualized return since inception to December 31, 1998 was 10.60%. For the year ended December 31, 1998, the Portfolio had a total return of 16.07% as compared to 15.23% for the MSCI EAFE-Registered Trademark-+EMF Index.

     For the Investor Class Shares, total returns for the three-month and since inception periods ended December 31, 1998 were 14.27% and -4.01%, respectively.

     Like the U. S. market, there was much volatility in the international stock markets. European stock markets rallied strongly, in anticipation of the introduction of the Euro, the new single currency for 11 European Economic & Monetary Union (EMU) member countries. Stock markets in the Pacific region were lackluster, as the Japanese economy remained depressed. Emerging markets continued to suffer, with Russia and Brazil becoming the latest casualties. Despite this challenging market environment, the International Equity Portfolio produced impressive performance relative to its benchmark. The money manager of the Portfolio achieved this mainly through astute stock selections and country exposures. Selective and defensive currency hedging also made a positive contribution. Among the best performing stocks in the Portfolio were Nokia, the Finnish cellular phone maker, and Mannesmann, the German industrial and telecommunication giant.

                                  accessor 9

                              ACCESSOR FUNDS, INC.
                         INTERNATIONAL EQUITY PORTFOLIO

PERFORMANCE DATA QUOTED IN THE FOLLOWING CHARTS IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE HERE IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE DIFFERENT EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE DIFFERENT THAN THAT SHOWN HERE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENTS IN SECURITIES OF NON-U.S. ISSUERS AND FOREIGN CURRENCIES INVOLVE RISKS DIFFERENT FROM THOSE OF U.S. ISSUERS. THE PROSPECTUS CONTAINS FURTHER INFORMATION AND DETAILS REGARDING THESE RISKS.


                         GROWTH OF $10,000 - ADVISOR CLASS SHARES
                  INTERNATIONAL EQUITY PORTFOLIO VS. UNMANAGED MSCI
                           EAFE-REGISTERED TRADEMARK- INDEX

      Historical Rates of Return*
    Periods Ending December 31, 1998
        One Year........16.07%
        **Inception.....10.60%

ACCESSOR INTERNATIONAL EQUITY
SEPARATE PERIODS

     DATE        10,000 IN FUND  10,000 IN INDEX
     31-Oct-94         10,000            10,000
     30-Nov-94          9,491             9,519
     31-Dec-94          9,589             9,579
     31-Jan-95          9,030             9,211
     28-Feb-95          8,998             9,183
     31-Mar-95          9,211             9,755
     28-Apr-95          9,482            10,122
     31-May-95          9,343            10,002
     30-Jun-95          9,293             9,826
     31-Jul-95          9,942            10,438
     31-Aug-95         10,033            10,040
     29-Sep-95         10,221            10,236
     31-Oct-95          9,959             9,960
     30-Nov-95         10,090            10,304
     29-Dec-95         10,320            10,719
     31-Jan-96         10,304            10,763
     29-Feb-96         10,533            10,800
     29-Mar-96         10,886            11,029
     30-Apr-96         11,313            11,350


 * Annualized.
** Inception assumes initial investment on October 3, 1994. Comparison with the MSCI EAFE-Registered Trademark- Index assumes initial investment on October 31, 1994 and through the period ended April 30, 1996. Beginning in May 1996, the MSCI EAFE-Registered Trademark-+EMF Index is used as the Portfolio's benchmark.


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
                INTERNATIONAL EQUITY PORTFOLIO VS. UNMANAGED MSCI
                      EAFE-REGISTERED TRADEMARK-+EMF INDEX


     Historical Rates of Return*
   Periods Ending December 31, 1998
        One Year........16.07%
        **Inception.....10.60%


Accessor International Equity
Separate Periods

     Date         10,000 in Fund   10,000 in Index
     30-Apr-96         10,000            10,000
     31-May-96         10,015             9,840
     28-Jun-96         10,182             9,898
     31-Jul-96          9,674             9,569
     30-Aug-96          9,769             9,609
     30-Sep-96          9,907             9,828
     31-Oct-96          9,907             9,700
     29-Nov-96         10,321            10,057
     31-Dec-96         10,380             9,948
     31-Jan-97         10,387             9,733
     28-Feb-97         10,424             9,927
     31-Mar-97         10,499             9,933
     30-Apr-97         10,552            10,010
     30-May-97         11,227            10,618
     30-Jun-97         11,828            11,220
     31-Jul-97         12,533            11,424
     29-Aug-97         11,684            10,514
     30-Sep-97         12,508            11,081
     31-Oct-97         11,395            10,117
     28-Nov-97         11,320            10,002
     31-Dec-97         11,517            10,111
     30-Jan-98         11,882            10,433
     27-Feb-98         12,472            11,121
     31-Mar-98         13,031            11,487
     30-Apr-98         13,435            11,571
     29-May-98         13,558            11,359
     30-Jun-98         13,481            11,336
     31-Jul-98         14,041            11,481
     31-Aug-98         12,123             9,895
     30-Sep-98         11,680             9,667
     30-Oct-98         12,022            10,678
     30-Nov-98         12,636            11,255
     30-Dec-98         13,368            11,652


 * Annualized.
** Inception assumes initial investment on October 3, 1994. Comparison with the MSCI EAFE-Registered Trademark- Index assumes initial investment on October 31, 1994 and through the period ended April 30, 1996. Beginning in May 1996, the MSCI EAFE-Registered Trademark-+EMF Index is used as the Portfolio's benchmark.


                                  accessor 10

                              ACCESSOR FUNDS, INC.
                         INTERNATIONAL EQUITY PORTFOLIO

                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
   INTERNATIONAL EQUITY PORTFOLIO VS. UNMANAGED INTERNATIONAL COMPOSITE INDEX*


      Historical Rates of Return**
    Periods Ending December 31, 1998
        One Year........16.07%
        ***Inception....10.60%

ACCESSOR INTERNATIONAL EQUITY
TOTAL HISTORY

     DATE          10,000 IN FUND   10,000 IN INDEX
     31-Oct-94         10,000            10,000
     30-Nov-94          9,491             9,519
     31-Dec-94          9,589             9,579
     31-Jan-95          9,030             9,211
     28-Feb-95          8,998             9,183
     31-Mar-95          9,211             9,755
     28-Apr-95          9,482            10,122
     31-May-95          9,343            10,002
     30-Jun-95          9,293             9,826
     31-Jul-95          9,942            10,438
     31-Aug-95         10,033            10,040
     29-Sep-95         10,221            10,236
     31-Oct-95          9,959             9,960
     30-Nov-95         10,090            10,304
     29-Dec-95         10,320            10,719
     31-Jan-96         10,304            10,763
     29-Feb-96         10,533            10,800
     29-Mar-96         10,886            11,029
     30-Apr-96         11,313            11,350
     31-May-96         11,330            11,168
     28-Jun-96         11,519            11,234
     31-Jul-96         10,944            10,861
     30-Aug-96         11,052            10,906
     30-Sep-96         11,207            11,154
     31-Oct-96         11,207            11,009
     29-Nov-96         11,676            11,414
     31-Dec-96         11,742            11,291
     31-Jan-97         11,751            11,047
     28-Feb-97         11,793            11,267
     31-Mar-97         11,878            11,274
     30-Apr-97         11,937            11,361
     30-May-97         12,701            12,051
     30-Jun-97         13,381            12,735
     31-Jul-97         14,178            12,966
     29-Aug-97         13,218            11,933
     30-Sep-97         14,150            12,576
     31-Oct-97         12,891            11,482
     28-Nov-97         12,806            11,352
     31-Dec-97         13,029            11,476
     30-Jan-98         13,442            11,841
     27-Feb-98         14,110            12,623
     31-Mar-98         14,742            13,038
     30-Apr-98         15,199            13,133
     29-May-98         15,339            12,893
     30-Jun-98         15,251            12,866
     31-Jul-98         15,884            13,030
     31-Aug-98         13,714            11,231
     30-Sep-98         13,214            10,971
     30-Oct-98         13,601            12,119
     30-Nov-98         14,295            12,775
     30-Dec-98         15,124            13,224


  * The International Composite Index is a hypothetical index constructed by Accessor Capital Management, which links the MSCI EAFE Index and the MSCI EAFE+EMF Index. Prior to May 1996, the MSCI EAFE Index was used. Starting in May 1996, the MSCI EAFE+EMF Index is used. The performance for periods starting prior May 1996 and running past April 1996 links the returns for each index for the periods referenced in the previous sentences.
 ** Annualized.
*** Inception assumes initial investment on October 3, 1994. Comparison with the MSCI EAFE-Registered Trademark- Index assumes initial investment on October 31, 1994 and through the period ended April 30, 1996. Beginning in May 1996, the MSCI EAFE-Registered Trademark-+EMF Index is used as the Portfolio's benchmark.


                MONTHLY TOTAL RETURNS OF THE INTERNATIONAL EQUITY
      PORTFOLIO SINCE INCEPTION OF THE INVESTOR CLASS THROUGH DECEMBER 1998

                                             AUGUST          SEPTEMBER         OCTOBER         NOVEMBER        DECEMBER
-----------------------------------------------------------------------------------------------------------------------
         Advisor Class                       -13.66%          -3.65%            2.93%            5.10%            5.80%
         Investor Class                      -13.72%          -3.66%            2.93%            4.98%            5.75%

                                  accessor 11

                              ACCESSOR FUNDS, INC.
                       INTERMEDIATE FIXED-INCOME PORTFOLIO

     The Intermediate Fixed-Income Portfolio ("Intermediate Portfolio" or "Portfolio") commenced operations on June 15, 1992. The Intermediate Portfolio seeks generation of current income by investing primarily in fixed-income securities with durations of between three and ten years. Under normal market conditions, the Portfolio will have a dollar-weighted average duration of not less than three years and not more than ten years. The Intermediate Portfolio is designed to have risk characteristics similar to its benchmark, the Lehman Brothers Government/Corporate Index ("Index"). The money manager of the Portfolio is Cypress Asset Management. Effective on April 30, 1998, Smith Barney Capital Management was terminated as the money manager of the Intermediate Portfolio. Cypress Asset Management was hired as the money manager of the Intermediate Portfolio on September 21, 1998. Accessor Capital Management acted as the Portfolio manager from May 1 to September 20.

     On May 1, 1998, a multi-class structure was established for the Portfolio and a new class of shares, the Investor Class Shares, was introduced. The Investor Class Shares are primarily available through financial institutions, retirement plans, broker-dealers, depository institutions, institutional shareholders of record, registered investment advisers, and other financial intermediaries. The original shares that existed prior to May 1, 1998 were re-designated as the Advisor Class Shares. The Investor Class Shares of the Intermediate Portfolio were first issued on July 14, 1998.

     For the Advisor Class Shares, total annualized returns for the five-year and since inception periods ended December 31, 1998 were 6.23% and 6.87%, respectively. For the year ended December 31, 1998, the Portfolio had a total return of 8.38% as compared to 9.47% for the Lehman Brothers Government/Corporate Index. Deviation from the benchmark is principally due to the payment of operating expenses by the Portfolio, whereas the Index results do not include expenses of any kind.

     For the Investor Class Shares, total returns for the three-month and since inception periods ended December 31, 1998 were 0.09% and 4.29%, respectively.

     Cypress has developed a highly disciplined approach to managing fixed-income portfolios. It intends to tightly control the interest rate risk characteristics of the Portfolio to match that of the benchmark index and to strive to provide added value mainly through security selection. In the few months since it took over the management of the Intermediate Portfolio, Cypress has taken advantage of the extraordinary opportunity during the financial panic caused by the Russian default and outperformed the benchmark for that period.

                                  accessor 12

                              ACCESSOR FUNDS, INC.
                       INTERMEDIATE FIXED-INCOME PORTFOLIO

                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
           INTERMEDIATE PORTFOLIO VS. UNMANAGED LEHMAN GOVT/CORP INDEX

      Historical Rates of Return*
   Periods Ending December 31, 1998
        One Year.........8.38%
        Five Years.......6.23%
        **Inception......6.87%


ACCESSOR INTERMEDIATE FIXED INCOME

            DATE       10,000 IN FUND  10,000 IN INDEX
          30-Jun-92        10,000         10,000
          31-Jul-92        10,213         10,228
          31-Aug-92        10,339         10,324
          30-Sep-92        10,483         10,465
          30-Oct-92        10,303         10,316
          30-Nov-92        10,222         10,292
          31-Dec-92        10,371         10,450
          29-Jan-93        10,598         10,665
          26-Feb-93        10,787         10,860
          31-Mar-93        10,840         10,900
          30-Apr-93        10,923         10,986
          28-May-93        10,922         10,971
          30-Jun-93        11,123         11,182
          31-Jul-93        11,163         11,231
          31-Aug-93        11,372         11,449
          30-Sep-93        11,414         11,493
          29-Oct-93        11,449         11,532
          30-Nov-93        11,321         11,434
          31-Dec-93        11,359         11,486
          31-Jan-94        11,507         11,658
          28-Feb-94        11,228         11,404
          31-Mar-94        10,959         11,125
          30-Apr-94        10,856         11,032
          31-May-94        10,831         11,012
          30-Jun-94        10,785         10,987
          29-Jul-94        10,969         11,207
          31-Aug-94        10,965         11,211
          30-Sep-94        10,809         11,042
          31-Oct-94        10,779         11,030
          30-Nov-94        10,728         11,010
          31-Dec-94        10,764         11,083
          31-Jan-95        10,941         11,296
          28-Feb-95        11,171         11,558
          31-Mar-95        11,253         11,635
          28-Apr-95        11,391         11,797
          31-May-95        11,859         12,291
          30-Jun-95        11,942         12,389
          31-Jul-95        11,888         12,341
          31-Aug-95        12,040         12,499
          29-Sep-95        12,169         12,627
          31-Oct-95        12,342         12,812
          30-Nov-95        12,535         13,024
          29-Dec-95        12,730         13,215
          31-Jan-96        12,794         13,297
          29-Feb-96        12,535         13,015
          29-Mar-96        12,439         12,906
          30-Apr-96        12,352         12,817
          31-May-96        12,335         12,795
          28-Jun-96        12,489         12,966
          31-Jul-96        12,508         12,996
          30-Aug-96        12,462         12,965
          30-Sep-96        12,673         13,196
          31-Oct-96        12,943         13,503
          29-Nov-96        13,204         13,752
          31-Dec-96        13,055         13,599
          31-Jan-97        13,055         13,615
          28-Feb-97        13,080         13,641
          31-Mar-97        12,923         13,479
          30-Apr-97        13,108         13,676
          30-May-97        13,206         13,803
          30-Jun-97        13,369         13,968
          31-Jul-97        13,774         14,396
          29-Aug-97        13,615         14,235
          30-Sep-97        13,821         14,458
          31-Oct-97        14,012         14,689
          28-Nov-97        14,027         14,767
          31-Dec-97        14,181         14,922
          30-Jan-98        14,388         15,133
          27-Feb-98        14,331         15,103
          31-Mar-98        14,374         15,149
          30-Apr-98        14,411         15,225
          29-May-98        14,576         15,388
          30-Jun-98        14,713         15,545
          31-Jul-98        14,720         15,557
          31-Aug-98        14,980         15,861
          30-Sep-98        15,334         16,314
          30-Oct-98        15,207         16,199
          30-Nov-98        15,309         16,296
          30-Dec-98        15,370         16,335


 * Annualized.
** Since inception rate of return assumes initial investment on June 15, 1992. Comparison with Lehman Brothers Government/Corporate Index assumes initial investment on June 30, 1992.

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE HERE IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE DIFFERENT EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE DIFFERENT THAN THAT SHOWN HERE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                    MONTHLY TOTAL RETURNS OF THE INTERMEDIATE
      PORTFOLIO SINCE INCEPTION OF THE INVESTOR CLASS THROUGH DECEMBER 1998

                                             AUGUST          SEPTEMBER         OCTOBER         NOVEMBER        DECEMBER
-----------------------------------------------------------------------------------------------------------------------
         Advisor Class                        1.77%            2.36%           -0.83%            0.67%            0.40%
         Investor Class                       1.75%            2.31%           -0.88%            0.63%            0.35%

                                  accessor 13

                              ACCESSOR FUNDS, INC.
                    SHORT-INTERMEDIATE FIXED-INCOME PORTFOLIO

     The Short-Intermediate Fixed-Income Portfolio ("Short-Intermediate Portfolio" or "Portfolio") commenced operations on May 18, 1992. The Short-Intermediate Portfolio seeks preservation of capital and generation of current income by investing primarily in fixed-income securities with durations of between one and five years. Under normal market conditions, the Portfolio will have a dollar-weighted average duration of not less than two years and not more than five years. The Portfolio is designed to have risk characteristics similar to its benchmark, the Lehman Brothers Government/Corporate 1-5 Year Index ("Index"). The money manager of the Short-Intermediate Portfolio is Cypress Asset Management. Effective on April 30, 1998, Bankers Trust Company resigned as the money manager of the Short-Intermediate Portfolio. Cypress Asset Management was hired as the money manager of the Short-Intermediate Portfolio on September 21, 1998. Accessor Capital Management acted as the Portfolio manager from May 1 to September 20.

     On May 1, 1998, a multi-class structure was established for the Portfolio and a new class of shares, the Investor Class Shares, was introduced. The Investor Class Shares are primarily available through financial institutions, retirement plans, broker-dealers, depository institutions, institutional shareholders of record, registered investment advisers, and other financial intermediaries. The original shares that existed prior to May 1, 1998 were re-designated as the Advisor Class Shares. The Investor Class Shares of the Short-Intermediate Portfolio were first issued on July 14, 1998.

     For the Advisor Class Shares, total annualized returns for the five-year and since inception periods ended December 31, 1998 were 5.28% and 5.46%, respectively. For the year ended December 31, 1998, the Portfolio had a total return of 6.87% as compared to 7.64% for the Lehman Brothers Government/Corporate 1-5 Year Index. Deviation from the benchmark is principally due to the payment of operating expenses by the Portfolio, whereas the Index results do not include expenses of any kind.

     For the Investor Class Shares, total returns for the three-month and since inception periods ended December 31, 1998 were 0.44% and 3.55%, respectively.

     Cypress has developed a highly disciplined approach to managing fixed-income portfolios. It intends to tightly control the interest rate risk characteristics of the Portfolio to match that of the benchmark index and to strive to provide added value mainly through security selection. In the few months since it took over the management of the Short-Intermediate Portfolio, Cypress has taken advantage of the extraordinary opportunity during the financial panic caused by the Russian default and outperformed the benchmark for that period.

                                  accessor 14

                              ACCESSOR FUNDS, INC.
                    SHORT-INTERMEDIATE FIXED-INCOME PORTFOLIO


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
   SHORT-INTERMEDIATE PORTFOLIO VS. UNMANAGED LEHMAN GOVT/CORP 1-5 YEAR INDEX


   Historical Rates of Return*
 Periods Ending December 31, 1998
        One Year.........6.87%
        Five Years.......5.28%
        **Inception......5.46%


ACCESSOR SHT INTER FIXED INCOME

         DATE          10,000 IN FUND  10,000 IN INDEX
         29-May-92         10,000          10,000
         30-Jun-92         10,119          10,130
         31-Jul-92         10,265          10,287
         31-Aug-92         10,349          10,388
         30-Sep-92         10,462          10,510
         30-Oct-92         10,362          10,406
         30-Nov-92         10,321          10,373
         31-Dec-92         10,421          10,489
         29-Jan-93         10,555          10,653
         26-Feb-93         10,667          10,781
         31-Mar-93         10,703          10,821
         30-Apr-93         10,781          10,905
         28-May-93         10,749          10,872
         30-Jun-93         10,848          10,991
         31-Jul-93         10,863          11,013
         31-Aug-93         10,965          11,145
         30-Sep-93         10,989          11,182
         29-Oct-93         11,009          11,211
         30-Nov-93         10,971          11,188
         31-Dec-93         11,006          11,234
         31-Jan-94         11,095          11,330
         28-Feb-94         10,977          11,216
         31-Mar-94         10,858          11,104
         30-Apr-94         10,800          11,040
         31-May-94         10,807          11,052
         30-Jun-94         10,825          11,071
         29-Jul-94         10,917          11,195
         31-Aug-94         10,947          11,232
         30-Sep-94         10,880          11,172
         31-Oct-94         10,886          11,186
         30-Nov-94         10,835          11,129
         31-Dec-94         10,849          11,153
         31-Jan-95         11,006          11,324
         28-Feb-95         11,181          11,520
         31-Mar-95         11,237          11,585
         28-Apr-95         11,341          11,707
         31-May-95         11,580          11,978
         30-Jun-95         11,630          12,049
         31-Jul-95         11,648          12,078
         31-Aug-95         11,727          12,164
         29-Sep-95         11,784          12,233
         31-Oct-95         11,883          12,351
         30-Nov-95         11,989          12,482
         29-Dec-95         12,088          12,590
         31-Jan-96         12,186          12,706
         29-Feb-96         12,103          12,620
         29-Mar-96         12,052          12,580
         30-Apr-96         12,030          12,570
         31-May-96         12,031          12,579
         28-Jun-96         12,130          12,690
         31-Jul-96         12,160          12,736
         30-Aug-96         12,181          12,767
         30-Sep-96         12,313          12,909
         31-Oct-96         12,468          13,090
         29-Nov-96         12,578          13,215
         31-Dec-96         12,529          13,181
         31-Jan-97         12,592          13,242
         28-Feb-97         12,600          13,268
         31-Mar-97         12,551          13,226
         30-Apr-97         12,666          13,354
         30-May-97         12,740          13,452
         30-Jun-97         12,837          13,558
         31-Jul-97         13,007          13,758
         29-Aug-97         12,967          13,739
         30-Sep-97         13,091          13,867
         31-Oct-97         13,215          13,992
         28-Nov-97         13,217          14,018
         31-Dec-97         13,320          14,121
         30-Jan-98         13,463          14,284
         27-Feb-98         13,445          14,284
         31-Mar-98         13,483          14,334
         30-Apr-98         13,540          14,405
         29-May-98         13,622          14,493
         30-Jun-98         13,681          14,574
         31-Jul-98         13,742          14,635
         31-Aug-98         13,924          14,840
         30-Sep-98         14,153          15,117
         30-Oct-98         14,180          15,160
         30-Nov-98         14,172          15,148
         30-Dec-98         14,236          15,199


 * Annualized.
** Since inception rate of return assumes initial investment on May 18, 1992. Comparison with Lehman Brothers Government/Corporate 1-5 Year Index assumes initial investment on May 31, 1992.

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE HERE IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE DIFFERENT EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE DIFFERENT THAN THAT SHOWN HERE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                 MONTHLY TOTAL RETURNS OF THE SHORT-INTERMEDIATE
      PORTFOLIO SINCE INCEPTION OF THE INVESTOR CLASS THROUGH DECEMBER 1998

                                             AUGUST          SEPTEMBER         OCTOBER         NOVEMBER        DECEMBER
-----------------------------------------------------------------------------------------------------------------------
         Advisor Class                        1.32%            1.65%            0.19%           -0.06%            0.45%
         Investor Class                       1.30%            1.61%            0.13%           -0.10%            0.41%

                                  accessor 15

                              ACCESSOR FUNDS, INC.
                          MORTGAGE SECURITIES PORTFOLIO

     The Mortgage Securities Portfolio ("Mortgage Portfolio" or "Portfolio") commenced operations on May 18, 1992. The Portfolio seeks generation of current income by investing primarily in mortgage-related securities. The Portfolio is designed to have risk characteristics similar to its benchmark, the Lehman Brothers Mortgage-Backed Securities Index ("Index"). The money manager of the Mortgage Portfolio is BlackRock, Inc.

     On May 1, 1998, a multi-class structure was established for the Portfolio and a new class of shares, the Investor Class Shares, was introduced. The Investor Class Shares are primarily available through financial institutions, retirement plans, broker-dealers, depository institutions, institutional shareholders of record, registered investment advisers, and other financial intermediaries. The original shares that existed prior to May 1, 1998 were re-designated as the Advisor Class Shares. The Investor Class Shares of the Mortgage Portfolio were first issued on July 10, 1998.

     For the Advisor Class Shares, total annualized returns for the five-year and since inception periods ended December 31, 1998 were 6.90% and 6.91%, respectively. For the year ended December 31, 1998, the Portfolio had a total return of 6.43% as compared to 6.97% for the Lehman Brothers Mortgage-Backed Securities Index. Deviation from the benchmark is principally due to the payment of operating expenses by the Portfolio, whereas the Index results do not include expenses of any kind.

     For the Investor Class Shares, total returns for the three-month and since inception periods ended December 31, 1998 were 1.00% and 2.46%, respectively.

     Wide swings in interest rates and yield spreads provide a very challenging environment for mortgage-backed securities. In addition to the credit crisis precipitated by the Russian default, the rapid growth of non-federal debt and a net reduction of federal debt also contributed to the widening credit spread (the yield spread between Treasury bonds and corporate and mortgage bonds). Nevertheless, the money manager of the Mortgage Portfolio produced satisfactory performance through its disciplined and quantitatively sophisticated investment process.

                                  accessor 16

                              ACCESSOR FUNDS, INC.
                          MORTGAGE SECURITIES PORTFOLIO

                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
         MORTGAGE PORTFOLIO VS. UNMANAGED LEHMAN MORTGAGE-BACKED INDEX

      Historical Rates of Return*
   Periods Ending December 31, 1998
        One Year.........6.43%
        Five Years.......6.90%
        **Inception......6.91%


ACCESSOR MORTGAGE SECURITIES

       DATE         10,000 IN FUND  10,000 IN INDEX
       29-May-92        10,000         10,000
       30-Jun-92        10,095         10,118
       31-Jul-92        10,271         10,207
       31-Aug-92        10,356         10,340
       30-Sep-92        10,413         10,420
       30-Oct-92        10,259         10,329
       30-Nov-92        10,244         10,361
       31-Dec-92        10,379         10,494
       29-Jan-93        10,545         10,632
       26-Feb-93        10,662         10,739
       31-Mar-93        10,705         10,805
       30-Apr-93        10,754         10,861
       28-May-93        10,773         10,923
       30-Jun-93        10,922         11,006
       31-Jul-93        10,981         11,050
       31-Aug-93        11,049         11,102
       30-Sep-93        11,062         11,112
       29-Oct-93        11,089         11,144
       30-Nov-93        11,067         11,122
       31-Dec-93        11,133         11,212
       31-Jan-94        11,240         11,323
       28-Feb-94        11,133         11,244
       31-Mar-94        10,998         10,951
       30-Apr-94        10,910         10,870
       31-May-94        10,899         10,914
       30-Jun-94        10,867         10,890
       29-Jul-94        11,076         11,107
       31-Aug-94        11,071         11,143
       30-Sep-94        10,917         10,985
       31-Oct-94        10,902         10,978
       30-Nov-94        10,861         10,944
       31-Dec-94        10,949         11,032
       31-Jan-95        11,176         11,268
       28-Feb-95        11,445         11,555
       31-Mar-95        11,509         11,609
       28-Apr-95        11,650         11,774
       31-May-95        12,010         12,145
       30-Jun-95        12,089         12,214
       31-Jul-95        12,086         12,235
       31-Aug-95        12,197         12,362
       29-Sep-95        12,297         12,471
       31-Oct-95        12,398         12,582
       30-Nov-95        12,563         12,726
       29-Dec-95        12,705         12,885
       31-Jan-96        12,775         12,981
       29-Feb-96        12,653         12,874
       29-Mar-96        12,596         12,827
       30-Apr-96        12,560         12,791
       31-May-96        12,531         12,754
       28-Jun-96        12,684         12,930
       31-Jul-96        12,720         12,978
       30-Aug-96        12,713         12,978
       30-Sep-96        12,932         13,195
       31-Oct-96        13,171         13,453
       29-Nov-96        13,408         13,646
       31-Dec-96        13,337         13,575
       31-Jan-97        13,411         13,675
       28-Feb-97        13,461         13,720
       31-Mar-97        13,306         13,591
       30-Apr-97        13,548         13,808
       30-May-97        13,693         13,943
       30-Jun-97        13,848         14,106
       31-Jul-97        14,086         14,371
       29-Aug-97        14,058         14,337
       30-Sep-97        14,249         14,519
       31-Oct-97        14,423         14,680
       28-Nov-97        14,455         14,728
       31-Dec-97        14,608         14,862
       30-Jan-98        14,789         15,010
       27-Feb-98        14,776         15,041
       31-Mar-98        14,829         15,104
       30-Apr-98        14,920         15,190
       29-May-98        15,023         15,291
       30-Jun-98        15,090         15,364
       31-Jul-98        15,161         15,442
       31-Aug-98        15,290         15,583
       30-Sep-98        15,374         15,771
       30-Oct-98        15,362         15,751
       30-Nov-98        15,472         15,830
       30-Dec-98        15,547         15,898


  * Annualized.
 ** Since inception rate of return assumes initial investment on May 18, 1992. Comparison with Lehman Brothers Mortgage-Backed Index assumes initial investment on May 31, 1992.

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE HERE IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE DIFFERENT EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE DIFFERENT THAN THAT SHOWN HERE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.


       MONTHLY TOTAL RETURNS OF THE MORTGAGE PORTFOLIO SINCE INCEPTION OF THE
                      INVESTOR CLASS THROUGH DECEMBER 1998

                                             AUGUST          SEPTEMBER         OCTOBER         NOVEMBER        DECEMBER
-----------------------------------------------------------------------------------------------------------------------
         Advisor Class                        0.85%            0.55%           -0.08%            0.72%            0.48%
         Investor Class                       0.82%            0.51%           -0.12%            0.68%            0.44%

                                  accessor 17

                              ACCESSOR FUNDS, INC.
                         U.S. GOVERNMENT MONEY PORTFOLIO

     The U.S. Government Money Portfolio ("Portfolio") commenced operations on April 9, 1992. The Portfolio seeks maximum current income consistent with the preservation of principal and liquidity by investing primarily in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The U.S. Government Money Portfolio is managed by Accessor Capital Management L.P.

     On May 1, 1998, a multi-class structure was established for the Portfolio and a new class of shares, the Investor Class Shares, was introduced. The Investor Class Shares are primarily available through financial institutions, retirement plans, broker-dealers, depository institutions, institutional shareholders of record, registered investment advisers, and other financial intermediaries. The original shares that existed prior to May 1, 1998 were re-designated as the Advisor Class Shares. The Investor Class Shares of the U.S. Government Money Portfolio were first issued on July 29, 1998.

     For the Advisor Class Shares, total annualized returns for the five-year and since inception periods ended December 31, 1998 were 4.77% and 4.32%, respectively. For the year ended December 31, 1998, the Portfolio had a total return of 5.00%.

     For the Investor Class Shares, total returns for the three-month and since inception periods ended December 31, 1998 were 1.07% and 1.83%, respectively.

     A healthy U.S. economy, low inflation, low interest rates, and high consumer confidence continued to fuel the booming housing market in 1998. As a result, there were high levels of discount note issuance by the government agencies such as Fannie Mae, Freddie Mac, and Federal Home Loan Bank. As these agency discount notes offered attractive yield spreads over Treasury Bills of similar maturities, the bulk of the assets in the U.S. Government Money Portfolio were invested in these securities. The assets in the U.S. Government Money Portfolio more than tripled in 1998, with the majority of the cash inflows received during the second half of the year. The timing of the cash inflows proved to be beneficial to the Portfolio, since we were able to take advantage of the extraordinarily wide yield spread between the agency discount notes and T-bills during the aforementioned credit crunch precipitated by the Russian debt default. The competitive yield of the U.S. Government Money Portfolio compared favorably with other U.S. Government money funds as ranked by IBC's Money Fund Report.

                                  accessor 18

                              ACCESSOR FUNDS, INC.
                         U.S. GOVERNMENT MONEY PORTFOLIO

                    GROWTH OF $10,000 - ADVISOR CLASS SHARES
                        U.S. GOVERNMENT MONEY PORTFOLIO

       Historical Rates of Return*
    Periods Ending December 31, 1998
        One Year.........5.00%
        Five Years.......4.77%
        **Inception......4.32%


ACCESSOR US GOVERNMENT MONEY

      DATE      10,000 IN FUND
      9-Apr-92      10,000
     29-May-92      10,030
     30-Jun-92      10,060
     31-Jul-92      10,091
     31-Aug-92      10,120
     30-Sep-92      10,144
     30-Oct-92      10,169
     30-Nov-92      10,192
     31-Dec-92      10,217
     29-Jan-93      10,242
     26-Feb-93      10,263
     31-Mar-93      10,286
     30-Apr-93      10,309
     28-May-93      10,332
     30-Jun-93      10,354
     30-Jul-93      10,378
     31-Aug-93      10,402
     30-Sep-93      10,425
     29-Oct-93      10,449
     30-Nov-93      10,473
     31-Dec-93      10,505
     31-Jan-94      10,529
     28-Feb-94      10,551
     31-Mar-94      10,576
     29-Apr-94      10,604
     31-May-94      10,634
     30-Jun-94      10,665
     29-Jul-94      10,699
     31-Aug-94      10,734
     30-Sep-94      10,769
     31-Oct-94      10,807
     30-Nov-94      10,846
     31-Dec-94      10,893
     31-Jan-95      10,940
     28-Feb-95      10,984
     31-Mar-95      11,034
     28-Apr-95      11,084
     31-May-95      11,135
     30-Jun-95      11,185
     31-Jul-95      11,235
     31-Aug-95      11,285
     29-Sep-95      11,333
     31-Oct-95      11,379
     30-Nov-95      11,415
     29-Dec-95      11,462
     31-Jan-96      11,490
     29-Feb-96      11,532
     29-Mar-96      11,576
     30-Apr-96      11,620
     31-May-96      11,667
     28-Jun-96      11,708
     31-Jul-96      11,755
     30-Aug-96      11,803
     30-Sep-96      11,846
     31-Oct-96      11,896
     29-Nov-96      11,935
     31-Dec-96      11,978
     31-Jan-97      12,027
     28-Feb-97      12,071
     31-Mar-97      12,121
     30-Apr-97      12,170
     30-May-97      12,222
     30-Jun-97      12,272
     31-Jul-97      12,325
     31-Aug-97      12,377
     30-Sep-97      12,429
     31-Oct-97      12,482
     28-Nov-97      12,533
     31-Dec-97      12,585
     30-Jan-98      12,638
     27-Feb-98      12,686
     31-Mar-98      12,740
     30-Apr-98      12,792
     29-May-98      12,846
     30-Jun-98      12,897
     31-Jul-98      12,951
     31-Aug-98      13,006
     30-Sep-98      13,059
     30-Oct-98      13,115
     30-Nov-98      13,165
     30-Dec-98      13,216


 * Annualized.
** Since inception rate of return assumes initial investment on April 9, 1992.

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE HERE IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE DIFFERENT EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE DIFFERENT THAN THAT SHOWN HERE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. AN INVESTMENT IN THE U.S. GOVERNMENT MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


          MONTHLY TOTAL RETURNS OF THE U.S. GOVERNMENT MONEY PORTFOLIO
           SINCE INCEPTION OF THE INVESTOR CLASS THROUGH DECEMBER 1998

                                             AUGUST          SEPTEMBER         OCTOBER         NOVEMBER        DECEMBER
-----------------------------------------------------------------------------------------------------------------------
         Advisor Class                        1.32%            1.65%            0.19%           -0.06%            0.45%
         Investor Class                       1.30%            1.61%            0.13%           -0.10%            0.41%


                                  accessor 19

                              ACCESSOR FUNDS, INC.
                                GROWTH PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                               SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCK (98.9%)
ADVERTISING (1.0%)
 Interpublic Group Companies, Inc.                                        12,200        $           972,946
 Omnicom Group                                                            14,100                    817,800
                                                                                        -------------------
                                                                                                  1,790,746

AIR TRAVEL (0.3%)
 Southwest Airlines Company                                               25,950                    582,253
                                                                                        -------------------
                                                                                                    582,253
APPAREL (0.9%)
 Gap, Inc.                                                                29,550                  1,662,188
                                                                                        -------------------
                                                                                                  1,662,188
BANKS/SAVINGS & LOANS (4.0%)
 Chase Manhattan Corporation                                              33,800                  2,300,512
 Fifth Third Bancorp                                                      17,050                  1,215,878
 MBNA Corporation                                                         42,675                  1,064,208
 National City Corporation                                                23,400                  1,696,500
 US Bancorporation                                                        24,900                    883,950
                                                                                        -------------------
                                                                                                  7,161,048

BEVERAGES - SOFT DRINKS (2.7%)
 Coca-Cola Company                                                        71,600                  4,788,250
                                                                                        -------------------
                                                                                                  4,788,250
BREWERY (0.9%)
 Anheuser Busch Companies, Inc.                                           24,300                  1,594,688
                                                                                        -------------------
                                                                                                  1,594,688
BROKERAGES (0.2%)
 Charles Schwab Cp New                                                     6,600                    370,838
                                                                                        -------------------
                                                                                                    370,838
BUSINESS SERVICES (1.7%)
 Automatic Data Processing                                                20,100                  1,611,768
 Equifax, Inc.                                                            17,000                    581,188
 Paychex, Inc.                                                            16,100                    828,144
                                                                                        -------------------
                                                                                                  3,021,100

COMMERCIAL SERVICES (1.3%)
 Ecolab, Inc.                                                             21,800                    788,887
 Pitney-Bowes, Inc.                                                       23,900                  1,578,894
                                                                                        -------------------
                                                                                                  2,367,781

COMPUTER SOFTWARE & SERVICES (13.6%)
 America Online, Inc.                                                     31,700                  4,588,574
 Cisco Systems, Inc.*                                                     90,600                  8,408,813
 Microsoft Corporation*                                                   83,000                 11,511,063
                                                                                        -------------------
                                                                                                 24,508,450

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 20

                              ACCESSOR FUNDS, INC.
                                GROWTH PORTFOLIO

                       SCHEDULE OF INVESTMENTS - continued
                                DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                               SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------

COMPUTER SYSTEMS & SERVICES (6.0%)
 Ascend Communications, Inc.                                              14,200        $           933,650
 Computer Sciences Corporation                                             7,100                    457,506
 Dell Computer Corporation*                                               55,100                  4,032,631
 EMC Corporation                                                          23,300                  1,980,500
 International Business Machines Corporation                              18,000                  3,325,500
                                                                                        -------------------
                                                                                                 10,729,787

COSMETICS & TOILETRIES (0.5%)
 Colgate-Palmolive Company                                                10,300                    956,613
                                                                                        -------------------
                                                                                                    956,613
DRUGS & PHARMACEUTICALS (17.2%)
 Abbott Laboratories                                                      78,050                  3,824,450
 American Home Products Corporation                                       36,100                  2,032,880
 Bristol-Myers Squibb Company                                             36,000                  4,817,250
 Eli Lilly & Company                                                      26,900                  2,390,738
 Johnson & Johnson                                                        30,800                  2,583,350
 Merck & Company                                                          14,200                  2,097,163
 Pfizer, Inc.                                                             39,885                  5,003,075
 Schering-Plough Corporation                                              65,200                  3,602,300
 Warner Lambert Company                                                   61,700                  4,639,069
                                                                                        -------------------
                                                                                                 30,990,275

ELECTRONICS (3.9%)
 Intel Corporation                                                        58,800                  6,995,188
                                                                                        -------------------
                                                                                                  6,995,188
FINANCE (2.8%)
 Capital One Financial                                                    10,025                  1,152,875
 Federal Home Loan Association                                            59,600                  3,840,475
                                                                                         ------------------
                                                                                                  4,993,350

FOODS (2.5%)
 Bestfoods, Inc.                                                          16,400                    873,300
 Campbell Soup Company                                                     9,400                    517,000
 ConAgra, Inc.                                                            15,300                    481,950
 General Mills, Inc.                                                       4,400                    342,100
 H.J. Heinz Company                                                       12,300                    696,487
 Quaker Oats Company                                                      11,200                    666,400
 SYSCO Corporation                                                        20,500                    562,469
 Wrigley Wm. Jr. Company                                                   4,600                    411,988
                                                                                       --------------------
                                                                                                  4,551,694

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 21

                              ACCESSOR FUNDS, INC.
                                GROWTH PORTFOLIO

                       SCHEDULE OF INVESTMENTS - continued
                                DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                               SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------

HOSPITAL MANAGEMENT (0.8%)
 Cardinal Health, Inc.                                                    18,000        $         1,365,750
                                                                                        -------------------
                                                                                                  1,365,750
HOUSEHOLD PRODUCTS (1.6%)
 Clorox Company                                                           12,000                  1,401,750
 Unilever NV                                                              17,300                  1,434,819
                                                                                        -------------------
                                                                                                  2,836,569

INSURANCE (2.6%)
 Berkshire Hathaway Class B                                                1,397                  3,282,950
 Providian Financial Corporation                                          18,900                  1,417,500
                                                                                        -------------------
                                                                                                  4,700,450

MANUFACTURING - DIVERSIFIED (7.1%)
 General Electric Company                                                112,100                 11,441,206
 Illinois Tool Works                                                      13,300                    771,400
 United Technologies Corporation                                           5,400                    587,250
                                                                                        -------------------
                                                                                                 12,799,856

MEDIA (0.7%)
 Comcast Corporation Class A                                              22,600                  1,326,338
                                                                                        -------------------
                                                                                                  1,326,338
MEDICAL SUPPLIES (2.1%)
 Amgen, Inc.*                                                             11,200                  1,171,100
 Biomet, Inc.                                                             12,000                    483,000
 Guidant Corporation                                                      19,100                  2,105,775
                                                                                        -------------------
                                                                                                  3,759,875

OFFICE EQUIPMENT & SUPPLIES (1.4%)
 Staples, Inc.                                                            42,000                  1,834,875
 Xerox Corporation                                                         5,900                    696,200
                                                                                        -------------------
                                                                                                  2,531,075

PRINTING & PUBLISHING (0.1%)
 Meredith Corporation                                                      5,900                    223,463
                                                                                        -------------------
                                                                                                    223,463
PUBLISHING NEWS (0.6%)
 Gannett Company, Inc.                                                    15,300                  1,012,669
                                                                                        -------------------
                                                                                                  1,012,669

RETAIL - GROCERY (1.0%)
 Kroger Company                                                            7,400                    447,700
 Safeway, Inc.                                                            23,000                  1,401,563
                                                                                        -------------------
                                                                                                  1,849,263


 PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 22

                              ACCESSOR FUNDS, INC.
                                GROWTH PORTFOLIO

                       SCHEDULE OF INVESTMENTS - concluded
                                DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                               SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------

RETAIL - TRADE (8.8%)
 Costco Companies, Inc.*                                                  13,000        $           938,437
 Dayton Hudson Corporation                                                17,000                    922,250
 Home Depot, Inc.                                                         71,200                  4,356,550
 Kohls Corporation                                                        16,600                  1,019,863
 TJX Companies, Inc.                                                      37,500                  1,087,500
 Wal-Mart Stores, Inc.                                                    83,100                  6,767,456
 Walgreen Company                                                         13,200                    773,025
                                                                                        -------------------
                                                                                                 15,865,081

STOCK EQUIVALENT (3.2%)
 Standard & Poors Depository Receipts                                     46,300                  5,694,900
                                                                                        -------------------
                                                                                                  5,694,900
TELECOMMUNICATIONS (9.4%)
 AirTouch Communications, Inc.*                                           20,000                  1,442,500
 Ameritech Corporation                                                    33,000                  2,091,375
 Lucent Technologies, Inc.                                                34,500                  3,795,000
 MCI WorldCom, Inc.                                                       89,000                  6,385,750
 SBC Communications, Inc.                                                 57,300                  3,072,713
                                                                                        -------------------
                                                                                                 16,787,338

TOTAL INVESTMENTS (98.9%) (IDENTIFIED COST $125,354,904)(1)                                     177,816,876
OTHER ASSETS LESS LIABILITIES (1.1%)                                                              2,059,489
                                                                                        -------------------
NET ASSETS (100.0%)                                                                     $       179,876,365
                                                                                        -------------------
                                                                                        -------------------

* Non-income producing security.

(1) See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 23

                              ACCESSOR FUNDS, INC.
                           VALUE AND INCOME PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                               SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCK (98.6%)

ADVERTISING (0.3%)
 Interpublic Group of Companies, Inc.                                      5,600     $             446,600
                                                                                     ---------------------
                                                                                                   446,600
AEROSPACE - DEFENSE (1.4%)
 General Dynamics Corporation                                              1,800                   105,523
 Goodrich (B.F.) Company                                                  35,300                 1,266,388
 Lockheed Martin Corporation                                               5,200                   440,700
                                                                                     ---------------------
                                                                                                 1,812,611

AIR TRAVEL (1.3%)
 AMR Corporation*                                                         10,500                   623,435
 Delta Air Lines, Inc.                                                    19,000                   988,000
                                                                                     ---------------------
                                                                                                 1,611,435

AUTOMOBILES (2.1%)
 Ford Motor Company                                                       36,800                 2,159,700
 General Motors Corporation                                                7,900                   565,344
                                                                                     ---------------------
                                                                                                 2,725,044

BANKS/SAVINGS & LOANS (14.2%)
 Bank One Corporation                                                     64,200                 3,278,211
 BankAmerica Corporation                                                  40,423                 2,430,433
 Chase Manhattan Corporation                                              10,300                   701,044
 Citigroup, Inc.                                                          39,100                 1,935,450
 Comerica, Inc.                                                           22,200                 1,513,763
 First Union Corporation                                                  48,900                 2,973,731
 Fleet Financial Group, Inc.                                              45,100                 2,015,406
 PNC Bank Corporation                                                     32,500                 1,759,063
 Republic Of New York Corporation                                         15,200                   692,550
 Washington Mutual, Inc.                                                  19,700                   752,294
                                                                                     ---------------------
                                                                                                18,051,945

BROKERAGES (2.3%)
 Lehman Brothers Holdings, Inc.                                           22,100                   973,781
 Morgan Stanley Dean Witter & Company                                     28,100                 1,995,100
                                                                                     ---------------------
                                                                                                 2,968,881

BUILDING & CONSTRUCTION (0.7%)
 Centex Corporation                                                       12,600                   567,788
 Fleetwood Enterprises                                                     8,200                   284,950
                                                                                     ---------------------
                                                                                                   852,738


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 24

                              ACCESSOR FUNDS, INC.
                           VALUE AND INCOME PORTFOLIO

                       SCHEDULE OF INVESTMENTS - continued
                                DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                               SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------

BUSINESS SERVICES (0.4%)
 Shared Medical Systems                                                   10,700     $             533,663
                                                                                     ---------------------
                                                                                                   533,663
CHEMICALS (1.7%)
 Engelhard Corporation                                                    55,000                 1,072,500
 Grace (WR) & Company                                                     66,000                 1,035,375
                                                                                     ---------------------
                                                                                                 2,107,875

COMPUTER SOFTWARE & SERVICES (1.9%)
 Adobe Systems, Inc.                                                       2,000                    93,500
 Autodesk, Inc.                                                           16,000                   683,000
 BMC Software, Inc.                                                        7,400                   329,762
 Computer Associates                                                      14,700                   626,588
 Sun Microsystems, Inc.*                                                   7,900                   676,438
                                                                                     ---------------------
                                                                                                 2,409,288

COMPUTER SYSTEMS & SERVICES (4.5%)
 Apple Computer, Inc.*                                                    39,000                 1,596,562
 Cabletron Systems, Inc.                                                   7,900                    66,163
 Compaq Computer Company                                                  32,500                 1,362,969
 Gateway 2000                                                              1,200                    61,425
 Hewlett Packard Company                                                  12,100                   826,581
 International Business Machines Corporation                               9,700                 1,792,075
                                                                                     ---------------------
                                                                                                 5,705,775

DRUGS & PHARMACEUTICALS (1.6%)
 Amgen, Inc.*                                                             18,700                 1,955,319
 Warner Lambert                                                            1,500                   112,781
                                                                                     ---------------------
                                                                                                 2,068,100

ELECTRICAL UTILITIES (3.5%)
 DTE Energy Company                                                       30,800                 1,320,550
 FirstEngery Corporation                                                  42,000                 1,367,625
 GPU, Inc.                                                                11,100                   490,481
 Houston Industries                                                        4,600                   147,775
 Public Service Enterprise Group                                          29,400                 1,176,000
                                                                                     ---------------------
                                                                                                 4,502,431

ELECTRONICS (1.2%)
 Advanced Micro Devices                                                    5,500                   159,156
 Tandy Corporation                                                        18,900                   778,444
 Texas Instrument, Inc.                                                    7,700                   658,831
                                                                                     ---------------------
                                                                                                 1,596,431


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 25

                              ACCESSOR FUNDS, INC.
                           VALUE AND INCOME PORTFOLIO

                       SCHEDULE OF INVESTMENTS - continued
                                DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                               SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------

ENTERTAINMENT & LEISURE (0.8%)
 Brunswick Corporation                                                    18,000     $             445,500
 The Walt Disney Company                                                  18,400                   552,000
                                                                                     ---------------------
                                                                                                   997,500

FINANCE (3.2%)
 Countrywide Credit Industry, Inc.                                        21,400                 1,074,012
 Federal National Mortgage Company                                        14,300                 1,058,200
 Household International                                                  35,800                 1,418,575
 MBNA Corporation                                                         19,300                   481,294
                                                                                     ---------------------
                                                                                                 4,032,081

FOODS (1.0%)
 Fleming Companies, Inc.                                                  41,900                   434,713
 Quaker Oats Company                                                       8,700                   517,650
 Supervalu, Inc.                                                          11,700                   327,600
                                                                                     ---------------------
                                                                                                 1,279,963

HOSPITAL MANAGEMENT (0.4%)
 HEALTHSOUTH Corporation                                                  33,800                   521,788
                                                                                     ---------------------
                                                                                                   521,788
HOUSEHOLD PRODUCTS (2.1%)
 Clorox                                                                    9,300                 1,086,356
 Fort James Corporation                                                   31,100                 1,244,000
 Owens Illinois, Inc.*                                                    13,400                   410,375
                                                                                     ---------------------
                                                                                                 2,740,731

INSURANCE (6.4%)
 Allstate Corporation                                                     52,100                 2,012,363
 CIGNA  Corporation                                                       24,700                 1,909,619
 Conseco, Inc.                                                            45,200                 1,381,425
 Jefferson Pilot Company                                                  10,000                   750,000
 Loews Corporation                                                         7,400                   727,050
 MGIC Investment Corporation                                              31,700                 1,262,056
 Provident Companies                                                       3,500                   145,250
                                                                                     ---------------------
                                                                                                 8,187,763

MACHINERY (2.4%)
 Caterpillar, Inc.                                                        12,100                   556,600
 Dana Corporation                                                         25,200                 1,030,050
 Ingersoll-Rand Company                                                   31,000                 1,455,063
                                                                                     ---------------------
                                                                                                 3,041,713


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 26

                              ACCESSOR FUNDS, INC.
                           VALUE AND INCOME PORTFOLIO

                       SCHEDULE OF INVESTMENTS - continued
                                DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                               SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------

MANUFACTURING - DIVERSIFIED (2.8%)
 Crane Company                                                            31,900     $             962,981
 Eastman Kodak                                                            16,000                 1,152,000
 FMC Corporation*                                                          3,600                   201,600
 Honeywell, Inc.                                                           9,200                   692,875
 Johnson Controls, Inc.                                                    9,600                   566,400
                                                                                     ---------------------
                                                                                                 3,575,856

MEDIA (3.7%)
 King World Productions                                                   43,200                 1,271,700
 Mallinckrodt, Inc.                                                       32,200                   992,163
 Time Warner, Inc.                                                        18,400                 1,141,950
 Viacom Class B*                                                          18,500                 1,369,000
                                                                                     ---------------------
                                                                                                 4,774,813

METALS (1.3%)
 Barrick Gold Corporation                                                 27,600                   538,200
 Reynolds Metals Company                                                  22,000                 1,159,125
                                                                                     ---------------------
                                                                                                 1,697,325

OIL & GAS (13.8%)
 Apache Corporation                                                       55,600                 1,407,372
 Ashland, Inc.                                                            25,100                 1,214,213
 Chevron Corporation                                                       6,200                   514,213
 Coastal Corporation                                                      41,800                 1,460,388
 Exxon Corporation                                                        83,900                 6,135,188
 Helmerich & Payne, Inc.                                                  45,600                   883,500
 Mobil Corporation                                                        12,400                 1,080,350
 Phillips Petroleum Company                                                7,500                   319,688
 Royal Dutch Petroleum Company                                            54,300                 2,599,613
 Texaco, Inc.                                                             29,900                 1,580,963
 USX-Marathon Group                                                       16,100                   485,013
                                                                                     ---------------------
                                                                                                17,680,501

PRINTING & PUBLISHING (1.6%)
 Meredith Corporation                                                     21,600                   818,100
 Tribune Company                                                          18,900                 1,247,400
                                                                                     ---------------------
                                                                                                 2,065,500

PUBLISHING NEWS (1.1%)
 Gannett Company, Inc.                                                    20,500                 1,356,844
                                                                                     ---------------------
                                                                                                 1,356,844


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 27

                              ACCESSOR FUNDS, INC.
                           VALUE AND INCOME PORTFOLIO

                       SCHEDULE OF INVESTMENTS - continued
                                DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                               SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------

RETAIL - TRADE (3.5%)
 Federated Department Stores*                                             19,100     $             832,044
 Kmart Corporation*                                                       60,700                   929,469
 Sears, Roebuck & Company                                                 35,000                 1,487,500
 TJX Companies, Inc.                                                      44,200                 1,281,800
                                                                                     ---------------------
                                                                                                 4,530,813

RESTAURANTS (0.7%)
 McDonalds Corporation                                                     2,800                   214,550
 Ryan's Steak House, Inc.*                                                51,400                   636,075
                                                                                     ---------------------
                                                                                                   850,625

TECHNOLOGY (1.0%)
 Intel Corporation                                                        11,300                 1,339,756
                                                                                     ---------------------
                                                                                                 1,339,756
TELECOMMUNICATIONS (11.1%)
 AT&T Company                                                             71,100                 5,350,274
 AirTouch Communications                                                   1,300                    93,763
 Bell Atlantic Corporation                                                90,400                 4,508,700
 GTE Corporation                                                           8,100                   546,244
 General Instrument Corporation*                                          15,000                   509,063
 MCI Worldcom, Inc.                                                       31,400                 2,252,950
 SBC Communications, Inc.                                                 16,400                   879,450
                                                                                     ---------------------
                                                                                                14,140,444

TELECOMMUNICATION - EQUIPMENT (0.6%)
 Andrew Corporation*                                                      39,900                   658,350
 Lucent Technologies, Inc.                                                   800                    88,000
                                                                                     ---------------------
                                                                                                   746,350

TRANSPORATION (1.1%)
 Burlington Nothern Santa Fe                                               9,600                   324,000
 Laidlaw, Inc.                                                            28,800                   289,800
 Navistar International                                                   26,800                   763,800
                                                                                     ---------------------
                                                                                                 1,377,600

TRUCKING (0.5%)
 Ryder Systems, Inc.                                                      24,700                   642,200
                                                                                     ---------------------
                                                                                                   642,200
UTILITIES (2.4%)
 Columbia Energy Group                                                    24,300                 1,403,325
 Peco Energy Company                                                      39,300                 1,635,863
                                                                                     ---------------------
                                                                                                 3,039,188

 TOTAL COMMON STOCK (IDENTIFIED COST $110,910,278)                                             126,012,171
                                                                                     ---------------------


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 28

                              ACCESSOR FUNDS, INC.
                           VALUE AND INCOME PORTFOLIO

                       SCHEDULE OF INVESTMENTS - concluded
                                DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------
                                                         INTEREST         MATURITY
DESCRIPTION                                                RATE             DATE                VALUE
-----------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.3%)

 U.S. Treasury Bills(1)(2)                               4.320%           03/18/99   $             604,619

 Fifth Third Bank Repurchase Agreement dated             4.220%           01/04/99               1,005,791
 12/31/98 (collateralized by  998,000 U.S. FHLMC                                     ---------------------
 #G10657, 7.50%, 02/01/12 market value $1,026,068)

TOTAL SHORT-TERM INVESTMENTS                                                                     1,610,410
(IDENTIFIED COST $1,610,448)                                                         ---------------------

TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $112,520,726)(3)                                    127,622,581
OTHER ASSETS LESS LIABILITIES (0.1%)                                                                92,633
                                                                                     ---------------------
NET ASSETS (100.0%)                                                                  $         127,715,214
                                                                                     ---------------------
                                                                                     ---------------------


OUTSTANDING FUTURES CONTRACTS

-----------------------------------------------------------------------------------------------------------
                                                           UNITS PER       CURRENT            UNREALIZED
TYPE                EXPIRATION           CONTRACTS         CONTRACT         VALUE            APPRECIATION
-----------------------------------------------------------------------------------------------------------
S&P 500 Futures       03/22/99               6                250        $1,868,250            $93,750

* Non-income producing security.
(1) Yield at time of purchase.
(2) Security has been segregated with the custodian to cover margin requirements for the open futures contracts at December 31, 1998 as collateral.
(3) See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 29

                              ACCESSOR FUNDS, INC.
                           SMALL TO MID CAP PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                               SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCK (98.8%)

ADVERTISING (1.1%)
 Valassis Communications*                                                 59,500     $           3,071,864
                                                                                     ---------------------
                                                                                                 3,071,864
AEROSPACE - DEFENSE (1.9%)
 Gulfstream Aerospace Corporation*                                        98,700                 5,255,775
                                                                                     ---------------------
                                                                                                 5,255,775
AIR TRAVEL (1.0%)
 Alaska Air Group, Inc.                                                   14,500                   641,915
 Midwest Express Holdings*                                                48,100                 1,265,631
 UAL Corporation*                                                         13,700                   817,719
                                                                                     ---------------------
                                                                                                 2,725,265

APPAREL (5.6%)
 Abercrombie & Fitch, Class A*                                            96,200                 6,806,150
 American Eagle Outfitters                                                26,900                 1,792,271
 Ann Taylor Stores Corporation                                            17,500                   690,156
 The Buckle, Inc.*                                                        65,250                 1,566,000
 Fossil, Inc.*                                                            78,250                 2,249,748
 Intimate Brands, Inc.                                                    74,100                 2,213,947
 Jones Apparel Group, Inc.                                                15,100                   333,144
                                                                                     ---------------------
                                                                                                15,651,416

AUTOMOTIVE PARTS & EQUIPTMENT (1.2%)
 Arvin Industries, Inc.                                                   73,500                 3,064,031
 Borg-Warner Automotive, Inc.                                              5,700                   318,246
                                                                                     ---------------------
                                                                                                 3,382,277

BANKS/SAVINGS & LOANS (8.5%)
 AmSouth Bancorporation                                                  134,600                 6,141,221
 City National Corporation                                               115,700                 4,816,125
 Commerce Bancorp Inc. New Jersey                                         15,125                   794,063
 Commerce Bancshares, Inc.                                                21,840                   928,200
 Dime Bancorp Inc.                                                       134,200                 3,548,665
 First Citizens Bancshares, Corporation                                    1,400                   126,000
 FirstFed Financial Corporation*                                          72,200                 1,290,575
 M & T Bank Corporation                                                    2,200                 1,141,670
 North Fork Bancorporation                                                75,552                 1,808,830
 Old Kent Financial Corporation                                           35,800                 1,664,914
 Popular, Inc.                                                            31,600                 1,074,400
 T R Financial Corporation                                                11,200                   441,000
                                                                                     ---------------------
                                                                                                23,775,663


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 30

                              ACCESSOR FUNDS, INC.
                           SMALL TO MID CAP PORTFOLIO

                       SCHEDULE OF INVESTMENTS - continued
                                DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                               SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------

BROKERAGES (0.8%)
 A.G. Edwards, Inc.                                                       56,400     $           2,100,900
 Paine Webber Group, Inc.                                                  4,900                   189,263
                                                                                     ---------------------
                                                                                                 2,290,163

BUILDING & CONSTRUCTION (3.0%)
 Dycom Industries, Inc.                                                   15,800                   902,575
 DR Horton, Inc.                                                          67,700                 1,557,100
 Lafarge Corporation                                                      21,500                   870,750
 Lennar Corporation                                                       35,500                   896,375
 Martin Marietta Materials                                                 9,100                   565,906
 NVR, Inc.*                                                               16,100                   767,769
 USG Corporation                                                          53,200                 2,709,875
                                                                                     ---------------------
                                                                                                 8,270,350

BUSINESS SERVICES (5.9%)
 Advo Inc.*                                                               36,700                   967,960
 American Management Systems, Inc.*                                       48,200                 1,928,000
 Comdisco, Inc.                                                          190,900                 3,221,438
 MAXIMUS, Inc.                                                             8,700                   322,074
 Metzler Group                                                            26,600                 1,295,140
 National Data Corporation                                                 5,100                   248,408
 Omnicare                                                                 86,100                 2,991,975
 Personnel Group Of America, Inc.*                                        49,900                   873,250
 Robert Half International, Inc.*                                         75,900                 3,391,781
 Sabre Group Holdings, Inc.*                                              21,600                   961,294
 StaffMark, Inc.*                                                         20,900                   467,638
                                                                                     ---------------------
                                                                                                16,668,958

CHEMICALS (2.1%)
 Waters Corporation*                                                      66,600                 5,810,888
                                                                                     ---------------------
                                                                                                 5,810,888
COMMERCIAL SERVICES (3.6%)
 Arrow Electronics                                                        64,800                 1,729,850
 Hertz Corporation                                                       120,700                 5,506,935
 US Foodservice                                                           13,200                   646,800
 Viad Corporation                                                         76,100                 2,311,538
                                                                                     ---------------------
                                                                                                10,195,123

COMPUTER SOFTWARE & SERVICES (5.3%)
 Citrix Systems, Inc.                                                     11,200                 1,087,436
 CIBER, Inc.*                                                             58,400                 1,631,550
 Compuware Corporation                                                    14,300                 1,117,188


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 31

                              ACCESSOR FUNDS, INC.
                           SMALL TO MID CAP PORTFOLIO

                       SCHEDULE OF INVESTMENTS - continued
                                DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                               SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES (CONTINUED)
 Electronic Arts, Inc.                                                     8,700     $             488,288
 Hyperion Solutions Corporation                                           21,500                   387,645
 IMRglobal Corporation                                                    34,700                 1,021,481
 Keane, Inc.*                                                            152,700                 6,098,540
 New Era Of Networks, Inc.                                                12,300                   541,200
 Siebel Systems, Inc.                                                     28,000                   950,250
 Sterling Software, Inc.*                                                  9,200                   248,975
 VERITAS Software Corporation                                              2,400                   143,914
 Yahoo!, Inc.                                                              4,400                 1,042,657
                                                                                     ---------------------
                                                                                                14,759,124

COMPUTER SYSTEMS & SERVICES (1.3%)
 Adaptec, Inc.                                                            25,600                    501,556
 Comverse Technology, Inc.                                                17,800                 1,263,800
 Network Appliance Inc.                                                   40,000                 1,800,000
 Semtech Corporation*                                                      3,300                   118,388
                                                                                     ---------------------
                                                                                                 3,683,744

COSMETICS (0.1%)
 Estee Lauder Companies Class A                                           1,600                    136,832
                                                                                     ---------------------
                                                                                                   136,832
DRUGS & PHARMACEUTICALS (4.9%)
 Alpharma Class A, Inc.                                                   44,700                 1,578,468
 Bindley Western Industries, Inc.                                         73,866                 3,637,901
 McKesson Corporation                                                     74,800                 5,913,875
 Medicis Pharmaceutical                                                    5,300                   316,013
 MedImune, Inc.                                                           24,100                 2,396,444
                                                                                     ---------------------
                                                                                                13,842,701

ELECTRICAL EQUIPMENT (0.4%)
 C&D Technologies, Inc.                                                   39,600                 1,089,000
                                                                                     ---------------------
                                                                                                 1,089,000
ELECTRICAL UTILITIES (3.4%)
 Allegheny Energy, Inc.                                                   20,200                   696,900
 Energy East Corporation                                                  83,400                 4,712,100
 Florida Progress Corporation                                             19,100                   855,919
 OGE Energy Corporation                                                   43,800                 1,270,200
 UtiliCorp United, Inc.                                                   55,100                 2,021,985
                                                                                     ------------------------
                                                                                                 9,557,104
ELECTRONICS (3.5%)
 Altera Corporation                                                       33,000                 2,009,604
 Jabil Circuit, Inc.*                                                     21,100                 1,572,372


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 32

                              ACCESSOR FUNDS, INC.
                           SMALL TO MID CAP PORTFOLIO

                       SCHEDULE OF INVESTMENTS - continued
                                DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                               SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------

ELECTRONICS (CONTINUED)
 QLogic Corporation                                                       34,700     $           4,541,363
 Sanmina Corporation*                                                     27,100                 1,693,750
                                                                                     ---------------------
                                                                                                 9,817,089

ENTERTAINMENT & LEISURE (0.5%)
 Harley-Davidson, Inc.                                                    12,200                   577,975
 Pixar, Inc.                                                              26,500                   927,779
                                                                                     ---------------------
                                                                                                 1,505,754

FINANCE (0.2%)
 FIRSTPLUS Financial Group, Inc.                                          12,900                    35,475
 FINOVA Group, Inc.                                                        9,800                   528,588
                                                                                     ---------------------
                                                                                                   564,063

FOODS (2.2%)
 Earthgrains Company                                                      26,100                   807,469
 Fleming Companies, Inc.                                                  21,000                   217,875
 IBP, Inc.                                                               179,400                 5,225,137
                                                                                     ---------------------
                                                                                                 6,250,481

FURNITURE & FIXTURES (0.3%)
 La-Z-Boy, Inc.                                                           52,300                   931,594
                                                                                     ---------------------
                                                                                                   931,594

HOSPITAL MANAGEMENT (0.2%)
 Total Renal Care Holdings                                                21,600                   638,550
                                                                                     ---------------------
                                                                                                   638,550
HOUSEHOLD PRODUCTS (0.3%)
 Dial Corporation                                                         32,700                   944,213
                                                                                     ---------------------
                                                                                                   944,213
INSURANCE (9.9%)
 AFLAC, Inc.                                                              23,400                 1,029,600
 Ambac Financial Group, Inc.                                              28,600                 1,721,360
 Berkshire Hathaway, Inc.*                                                   113                 7,910,000
 Fidelity National Financial, Inc.                                       122,320                 3,731,005
 Financial Security Assurance Holdings                                    40,900                 2,218,825
 First American Financial                                                170,200                 5,467,761
 Hartford Life Class A                                                    34,900                 2,032,925
 Stewart Information Services                                             34,600                 2,006,800
 Wellpoint Health Networks, Inc.*                                         17,700                 1,539,900
                                                                                     ---------------------
                                                                                                27,658,176

MACHINERY (2.2%)
 Applied Power, Inc. Class A                                               5,400                   202,608
 Gardner Denver, Inc.*                                                    51,900                   765,647


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 33

                              ACCESSOR FUNDS, INC.
                           SMALL TO MID CAP PORTFOLIO

                       SCHEDULE OF INVESTMENTS - continued
                                DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                               SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------

MACHINERY (CONTINUED)
 Manitowoc Company, Inc.                                                  45,900     $           2,036,883
 Terex Corporation*                                                       91,700                 2,619,288
 Trinity Industries, Inc.                                                 11,300                   435,050
                                                                                     ---------------------
                                                                                                 6,059,476

MANAGED CARE (1.9%)
 Trigon Healthcare Inc.*                                                  52,200                 1,947,737
 PacifiCare Health Systems, Inc.                                          40,800                 3,243,768
                                                                                     ---------------------
                                                                                                 5,191,505

MANUFACTURING - DIVERSIFIED (2.6%)
 Carlisle Companies Inc.                                                  21,500                 1,109,984
 General Cable Corporation                                                44,700                   916,546
 Pentair, Inc.                                                            14,400                   573,300
 Smith (A.O.) Corporation                                                 11,350                   278,784
 SPS Technologies, Inc.*                                                  18,200                 1,030,575
 Tredegar Industries, Inc.                                                47,100                 1,059,750
 YORK International Corporation New                                       55,500                 2,265,192
                                                                                     ---------------------
                                                                                                 7,234,131

MEDIA (0.1%)
 Cox Communications, Inc.                                                    300                    20,738
 Jacor Communications                                                      1,600                   103,000
                                                                                     ---------------------
                                                                                                   123,738

MEDICAL SUPPLIES (1.1%)
 Bergen Brunswig Corporation                                              19,600                   683,550
 Visx, Inc.*                                                              28,800                 2,518,200
                                                                                     ---------------------
                                                                                                 3,201,750

METALS (0.6%)
 Precision Castparts Corporation                                          30,500                 1,349,625
 Texas Industries, Inc.                                                   16,200                   436,388
                                                                                     ---------------------
                                                                                                 1,786,013

OFFICE EQUIPMENT & SUPPLIES (2.3%)
 Lexmark International Group, Inc. Class A*                               62,800                 6,311,400
                                                                                     ---------------------
                                                                                                 6,311,400
OIL & GAS (2.3%)
 Houston Exploration Company*                                             64,500                 1,281,938
 MCN Energy Group, Inc.                                                    7,700                   146,781
 National Fuel Gas                                                         2,900                   131,044
 Pool Energy Services*                                                    13,400                   144,888
 Seacor Smit, Inc.*                                                       16,900                   835,520


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 34

                              ACCESSOR FUNDS, INC.
                           SMALL TO MID CAP PORTFOLIO

                       SCHEDULE OF INVESTMENTS - continued
                                DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                               SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------

OIL & GAS (CONTINUED)
 Tesoro Petroleum Corporation*                                            42,400     $             514,100
 Tidewater, Inc.                                                         114,500                 2,655,295
 Vastar Resources Inc.                                                    15,800                   682,361
                                                                                     ---------------------
                                                                                                 6,391,927

OTHER DURABLE GOODS (2.4%)
 Avondale Industries, Inc.*                                               30,000                   870,040
 Vulcan Materials Company                                                 43,800                 5,762,506
                                                                                     ---------------------
                                                                                                 6,632,546

PRINTING & PUBLISHING (0.4%)
 Mail - Well, Inc.*                                                       89,600                 1,024,800
                                                                                     ---------------------
                                                                                                 1,024,800
RAILROADS (0.2%)
 Kansas City Southern                                                     13,500                   664,031
                                                                                     ---------------------
                                                                                                   664,031
RETAIL - GROCERY (0.0%)
 Whole Foods Market, Inc.                                                  1,300                    62,888
                                                                                     ---------------------
                                                                                                    62,888
RETAIL - TRADE (2.8%)
 Best Buy Company*                                                        65,900                 4,044,613
 Department 56, Inc.*                                                     29,600                 1,111,850
 Hillenbrand Industries, Inc.                                             20,600                 1,171,625
 Linens `n Things, Inc.*                                                  10,000                   396,250
 Herman Miller, Inc.                                                      12,700                   341,312
 Russ Berrie & Company, Inc.                                              33,200                   780,200
                                                                                     ---------------------
                                                                                                 7,845,850

RESTAURANTS (1.5%)
 Brinker International, Inc.*                                            110,700                 3,196,463
 Foodmaker, Inc. (New)*                                                   48,800                 1,076,874
                                                                                     ---------------------
                                                                                                 4,273,337

TECHNOLOGY (0.4%)
 CMGI, Inc.                                                                5,800                   617,874
 Hutchinson Technology                                                     5,400                   192,375
 Network Solutions, Inc. Class A                                           2,100                   274,899
 Novellus Systems, Inc.                                                    2,500                   123,750
                                                                                     ---------------------
                                                                                                 1,208,898


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 35

                              ACCESSOR FUNDS, INC.
                           SMALL TO MID CAP PORTFOLIO

                       SCHEDULE OF INVESTMENTS - concluded
                                DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                               SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS (3.0%)
 Century Telephone Enterprises                                            92,050     $           6,213,368
 Cincinnati Bell                                                           7,000                   264,688
 Superior Telecom, Inc.                                                   42,150                 1,991,588
                                                                                     ---------------------
                                                                                                 8,469,644

TEXTILES (1.8%)
 Mohawk Industries, Inc.                                                  66,100                 2,780,331
 Shaw Industries, Inc.                                                    93,600                 2,269,800
                                                                                     ---------------------
                                                                                                 5,050,131

TOBACCO (0.6%)
 Universal Corporation                                                    50,200                 1,763,275
                                                                                     ---------------------
                                                                                                 1,763,275
TRANSPORATION (1.6%)
 Avis Rent A Car, Inc.                                                   139,900                 3,383,906
 USFreightways Corporation                                                23,700                   690,263
 Varlen Corporation                                                       14,978                   345,419
                                                                                     ---------------------
                                                                                                 4,419,588

UTILITIES (3.6%)
 American Water Works, Inc.                                               23,500                   793,125
 Conectiv, Inc.                                                           10,425                   255,412
 El Paso Energy                                                           34,200                 1,190,588
 IPALCO Enterprises, Inc.                                                 66,000                 3,658,875
 KeySpan Energy Company                                                   38,400                 1,190,400
 Minnesota Power, Inc.                                                    30,400                 1,337,600
 Montana Power Company                                                    10,700                   605,219
 Pinnacle West Capital                                                    14,000                   593,250
 Western Resources                                                        11,800                   392,350
                                                                                     ---------------------
                                                                                                10,016,819

WASTE MANAGEMENT (0.2%)
 Allied Waste Industries                                                  22,100                   522,112
 Waste Management, Inc.                                                    1,100                    51,288
                                                                                     ---------------------
                                                                                                   573,400

TOTAL INVESTMENTS (98.8%) (IDENTIFIED COST $235,451,977)
OTHER ASSETS LESS LIABILITIES (1.2%)                                                           276,781,314
NET ASSETS (100.0%)                                                                              3,377,877
                                                                                     ---------------------
                                                                                     $         280,159,191
                                                                                     ---------------------
                                                                                     ---------------------

* Non-income producing security.
(1) See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 36

                              ACCESSOR FUNDS, INC.
                         INTERNATIONAL EQUITY PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                               SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------

COMMON STOCK (99.8%)

ARGENTINA (0.9%)
 Banco De Galicia Y Bueno ADR                                             49,595     $             874,111
 Telefonica De Argentina                                                  23,400                   653,738
                                                                                     ---------------------
                                                                                                 1,527,849

BELGIUM (2.2%)
 Barco Industries NV                                                       6,200                 1,750,939
 Mobistar Sa                                                              38,400                 1,939,389
                                                                                     ---------------------
                                                                                                 3,690,328

BERMUDA (0.7%)
 Global Crossing Limited                                                  27,000                 1,218,375
                                                                                     ---------------------
                                                                                                 1,218,375
BRAZIL (1.1%)
 Tele Norte Leste Part S ADR                                              59,200                   736,300
 Telesp Participacoes Preferred                                       53,300,000                 1,213,170
                                                                                     ---------------------
                                                                                                 1,949,470

DENMARK (2.0%)
 Tele Danmark A/S `B'                                                     25,000                 3,374,185
                                                                                     ---------------------
                                                                                                 3,374,185
FINLAND (4.0%)
 Nokia Corporation                                                        44,600                 5,371,513
 Raision Tehtaat Oy V Shares                                             120,500                 1,332,914
                                                                                     ---------------------
                                                                                                 6,704,427

FRANCE (11.6%)
 Banque Paribas A (New)                                                   19,000                 1,652,125
 Cap Gemini                                                               14,000                 2,248,943
 Casino Guichard Perrachon                                                20,200                 2,105,155
 Castorama Dubois                                                          8,000                 1,826,209
 Dessault Systemes                                                        57,500                 2,704,175
 Sanofi                                                                    9,900                 1,631,012
 Stmicroelectronics NV ADR                                                20,600                 1,608,088
 Suez Lyonnaise Des Eaux                                                   8,100                 1,664,514
 Television Francaise                                                     13,600                 2,422,640
 Valeo                                                                    20,400                 1,608,572
                                                                                     ---------------------
                                                                                                19,471,433


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 37

                              ACCESSOR FUNDS, INC.
                         INTERNATIONAL EQUITY PORTFOLIO

                       SCHEDULE OF INVESTMENTS - continued
                                DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                               SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------

GERMANY (5.6%)
 Bayer Hypo Unvereinsbankstamm                                            19,700     $           1,558,928
 Bayer Motoren Werke (New*)                                                    1                       767
 Daimlerchrysler                                                          27,135                 2,696,294
 Mannesmann AG                                                            25,000                 2,893,084
 Volkswagen AG                                                            28,700                 2,322,691
                                                                                     ---------------------
                                                                                                 9,471,764

GREAT BRITAIN (17.4%)
 Abbey National                                                          112,600                 2,411,116
 Arm Holding                                                              86,300                 1,866,617
 British Aerospace PLC                                                   324,600                 2,757,055
 British Energy PLC                                                      138,600                 1,585,393
 British Tel-Com PLC                                                     108,000                 1,627,097
 Cable And Wireless Communications                                       202,000                 1,845,121
 Capita Group PLC                                                        173,500                 1,599,228
 Colt Telecom Group PLC                                                  158,000                 2,356,723
 Dixons Group                                                            146,200                 2,046,933
 Gallaher Group (Common)                                                 154,300                 1,046,152
 Kingfisher PLC                                                          108,874                 1,178,345
 Lloyds TSB Group                                                        124,701                 1,769,783
 National Grid (Group PLC)                                               112,900                   901,177
 Shire Pharmaceuticals ADR                                                69,900                 1,415,475
 Smithkline Beecham PLC                                                  122,500                 1,712,050
 Somerfield PLC                                                          136,400                   912,308
 Vodafone Group PLC                                                      142,021                 2,306,235
                                                                                     ---------------------
                                                                                                29,336,808

GREECE (1.0%)
 National Bank Of Greece                                                   7,760                 1,745,688
                                                                                     ---------------------
                                                                                                 1,745,688
HONG KONG (2.8%)
 China Resources                                                         652,000                 1,018,316
 Citic Pacific                                                           415,000                   894,570
 HSBC Holdings                                                            62,000                 1,544,538
 Sun Hung Kai (Properties)                                               173,000                 1,261,665
                                                                                     ---------------------
                                                                                                 4,719,089

HUNGARY (0.6%)
 Magyar Tavkozlesi                                                        35,500                 1,058,344
                                                                                     ---------------------
                                                                                                 1,058,344

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 38

                              ACCESSOR FUNDS, INC.
                         INTERNATIONAL EQUITY PORTFOLIO

                       SCHEDULE OF INVESTMENTS - continued
                                DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                               SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------

IRELAND (1.7%)
 Elan PLC ADR                                                             16,200     $           1,126,913
 Global Telesystems Group, Inc.                                           30,500                 1,700,375
                                                                                     ---------------------
                                                                                                 2,827,288

ISRAEL (0.8%)
 Gilat Satellite Networks                                                 24,700                 1,361,588
                                                                                     ---------------------
                                                                                                 1,361,588
ITALY (3.8%)
 Cellular Communications International, Inc.                              42,000                 2,856,000
 Telecom Italia Mobile SPA                                               251,600                 1,861,533
 Unicredito Italiano SPA                                                 279,200                 1,658,512
                                                                                     ---------------------
                                                                                                 6,376,045

JAPAN (21.6%)
 Advantest                                                                18,000                 1,142,553
 Banyu Pharmaceutical                                                     87,000                 1,619,681
 Bridgestone                                                              49,000                 1,114,229
 Fuji Soft ABC, Inc.                                                      43,000                 2,191,933
 Fujitsu Limited                                                         118,000                 1,574,379
 Hoya Corporation                                                         30,000                 1,462,766
 Kao Corporation                                                         104,000                 2,351,064
 Mabuchi Motor                                                            16,500                 1,265,293
 Minebea Company                                                         129,000                 1,479,840
 Mitsui Fudosan                                                          202,000                 1,531,117
 National House Industries                                               123,000                 1,047,899
 Nippon Telephone & Telegraph                                                 40                   309,220
 NTT Mobile Communications                                                    45                 1,855,053
 Olympus Optical Company                                                 110,000                 1,266,755
 Orix Corporation                                                         16,700                 1,249,539
 Ryohin Keikaku Company Limited                                           14,300                 1,907,934
 Shohkoh Fund & Company Limited                                            4,900                 1,581,206
 Softbank Corporation                                                     29,500                 1,778,369
 Sony Chemicals                                                           55,400                 2,455,674
 Sony Corporation                                                         24,400                 1,780,248
 Sumitomo Mar & Fire                                                     133,000                   844,220
 Sumitomo Trust & Banking                                                351,000                   933,511
 Taiyo Yuden                                                              68,000                   806,596
 TDK Corporation                                                          14,000                 1,282,092
 Terumo Corporation                                                       64,400                 1,518,652
                                                                                     ---------------------
                                                                                                36,349,823


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 39

                              ACCESSOR FUNDS, INC.
                         INTERNATIONAL EQUITY PORTFOLIO

                       SCHEDULE OF INVESTMENTS - continued
                                DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                               SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------

MEXICO (0.8%)
 Fomento Economic Mexicano ADR                                            48,000     $           1,278,000
                                                                                     ---------------------
                                                                                                 1,278,000
NETHERLANDS (4.8%)
 Ahold (Kon) NV                                                           45,100                 1,667,683
 Asm Lithography Holding                                                  45,100                 1,375,550
 OCE Van Der NV                                                              252                     9,064
 Ver Ned Uitgeversbedr                                                    53,700                 2,026,046
 Wolters Kluwer CVA                                                       13,900                 2,976,030
                                                                                     ---------------------
                                                                                                 8,054,373

PORTUGAL (1.0%)
 Brisa Auto Estradas D PT                                                 29,500                 1,736,537
                                                                                     ---------------------
                                                                                                 1,736,537
SINGAPORE (3.3%)
 DBS Land                                                                922,000                 1,357,855
 Natsteel Electronics Limited                                            619,000                 1,575,636
 Overseas-Chinese Bk                                                     237,000                 1,608,727
 Singapore Technology Engineering                                      1,052,550                   982,380
                                                                                     ---------------------
                                                                                                 5,524,598

SOUTH AFRICA (0.6%)
 Dimension Data Holdings Company                                         225,273                   957,337
                                                                                     ---------------------
                                                                                                   957,337
SPAIN (5.2%)
 Argentaria Corporation                                                   67,400                 1,748,316
 Centros Comer Continente                                                 29,400                   998,067
 Grupo Acciona SA                                                         27,000                 2,208,255
 Tabacalera Series `A'                                                    82,200                 2,077,201
 Telefonica SA ADR                                                        12,750                 1,726,031
                                                                                     ---------------------
                                                                                                 8,757,870

SWEDEN (0.8%)
 Europolitan Holdings AB                                                  13,000                 1,275,013
                                                                                     ---------------------
                                                                                                 1,275,013
SWITZERLAND (5.0%)
 Baer Holdings AG                                                            540                 1,794,758
 Novartis (Reg)                                                            1,120                 2,201,675
 Swisscom AG                                                               6,700                 2,804,878
 UBS AG                                                                    5,300                 1,628,395
                                                                                     ---------------------
                                                                                                 8,429,706


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 40

                              ACCESSOR FUNDS, INC.
                         INTERNATIONAL EQUITY PORTFOLIO

                       SCHEDULE OF INVESTMENTS - concluded
                                DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                               SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------

TAIWAN (0.5%)
 Taiwan Semiconductor                                                    55,000      $             780,313
                                                                                     ---------------------
                                                                                                   780,313

TOTAL COMMON STOCK (IDENTIFIED COST $134,056,925)                                              167,976,251
                                                                                     ---------------------

SHORT-TERM INVESTMENTS (2.1%)


-----------------------------------------------------------------------------------------------------------
                                            INTEREST     MATURITY     PRINCIPAL
 DESCRIPTION                                  RATE         DATE         AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER

 Northern States Power Commercial Paper(1)    5.05%      01/04/99    $   3,581,000               3,581,000
                                                                                     ---------------------

TOTAL SHORT-TERM INVESTMENTS                                                                     3,581,000
(IDENTIFIED COST $3,581,000)                                                         ---------------------

TOTAL INVESTMENTS (101.9%) (IDENTIFIED COST $137,637,925)(2)                                   171,557,251
OTHER ASSETS LESS LIABILITIES (-1.9%)                                                           (3,203,333)
                                                                                     ---------------------
NET ASSETS (100.0%)                                                                  $         168,353,918
                                                                                     ---------------------
                                                                                     ---------------------

FORWARD CURRENCY CONTRACTS

-----------------------------------------------------------------------------------------------------------
                                                                                UNREALIZED
                                              EXCHANGE         CONTRACT        APPRECIATION/       DELIVERY
 CURRENCY                                      RATE(3)           VALUE        (DEPRECIATION)          DATE
-----------------------------------------------------------------------------------------------------------
LIABILITIES
 Great British Pounds (Buy)                   0.5933     $      18,907        $      (242)          1/4/99
 Great British Pounds (Buy)                   0.5933           431,509             (5,288)          1/4/99
 Great British Pounds (Buy)                   0.5941            63,198               (721)          1/5/99
 Great British Pounds (Buy)                   0.5941           188,665             (2,187)          1/6/99
 Japanese Yen (Buy)                         114.0900         1,255,649             14,360           1/4/99
                                                                              -----------
                                                                              $     5,922
                                                                              -----------
                                                                              -----------

*Non-income producing security.
(1) Yield at time of purchase.
(2) See Note 6 for important tax information.
(3) Contract Rate.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 41

                              ACCESSOR FUNDS, INC.
                       INTERMEDIATE FIXED-INCOME PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------------------
                                                               INTEREST      MATURITY       PRINCIPAL
DESCRIPTION                                                      RATE          DATE          AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (0.9%)

 Collateralized Mortgage Securities Corporation                9.450%        02/01/17    $      385,170    $    411,400
 Merrill Lynch Mortgage Investments, Inc., Series 1992-D       8.150%        07/15/17           100,000         102,902
                                                                                                           ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                       514,302
  (IDENTIFIED COST $598,873)                                                                               ------------

ASSET-BACKED SECURITIES (9.9%)

 Bridgestone/Firestone Master Trust, Series 1996-1             6.170%        07/01/03         1,000,000       1,012,410
 Captiva CBO                                                   6.860%        11/30/09         1,200,000       1,256,784
 Carco Automotive                                              6.689%        08/15/04         1,000,000       1,004,280
 CPS 1997-4 A1                                                 6.070%        03/15/03           424,794         426,557
 Ford Credit Auto Loan Master Trust, Series 1995-1             6.500%        08/15/02           500,000         509,220
 ONYX 1996-2 A                                                 6.400%        10/15/01           473,330         477,264
 World Financial Network Credit Card Master Trust, Ser 1996-A  6.700%        02/15/04         1,000,000       1,030,644
                                                                                                           ------------

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $5,586,897)                                                    5,717,159
                                                                                                           ------------

CORPORATE BONDS (60.2%)

BANKS AND SAVINGS & LOANS (7.8%)
 ABN Amro Bank                                                 7.300%        12/01/26           250,000         253,443
 Bank One                                                      7.625%        10/15/26           500,000         573,180
 Bank America                                                  7.125%        03/01/09           500,000         547,273
 Citicorp                                                      7.000%        01/02/04           500,000         520,829
 Midland Bank PLC                                              0.000%        09/29/49           200,000         152,980
 JP Morgan & Company, Inc.                                     7.625%        09/15/04           500,000         546,003
 Nations Bank Corporation                                      8.570%        11/15/24         1,000,000       1,235,391
 Standard Fed Bancorporation                                   7.750%        07/17/06           600,000         662,081
                                                                                                           ------------
                                                                                                              4,491,180
INDUSTRIALS (17.7%)
 Anheuser Busch Companies                                      6.750%        06/01/05           500,000         516,250
 Archer Daniels Midland Company                                6.250%        05/15/03         1,000,000       1,033,017
 Coca Cola Enterprises                                         6.950%        11/15/26           500,000         531,862
 EI Dupont de Nemours & Company                                8.800%        01/25/01           500,000         534,507


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 42

                              ACCESSOR FUNDS, INC.
                       INTERMEDIATE FIXED-INCOME PORTFOLIO

                       SCHEDULE OF INVESTMENTS - continued
                                DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------------------
                                                               INTEREST      MATURITY       PRINCIPAL
DESCRIPTION                                                      RATE          DATE          AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------

INDUSTRIALS (CONTINUED)
 Eli Lilly & Company                                           7.125%        06/01/25    $    592,000      $    671,734
 Fortune Brands                                                6.250%        04/01/08         455,000           475,865
 General Motors Corporation                                    8.100%        06/15/24       1,000,000         1,108,459
 IBM Corporation                                               8.375%        11/01/19       1,000,000         1,263,230
 John Deere & Company                                          8.950%        06/15/19         500,000           628,331
 Kaiser Foundation Hospitals                                   8.750%        08/11/03       1,200,000         1,351,681
 McDonalds Corporation                                         6.625%        09/01/02         500,000           518,444
 McDonnell Douglas Corporation                                 6.875%        11/01/06         500,000           535,153
 Sony Corporation                                              6.125%        03/04/03         500,000           512,791
 Weyerhauser Company                                           7.125%        07/15/23         500,000           519,652
                                                                                                           ------------
                                                                                                             10,200,976

NON-BANK FINANCIALS (21.3%)
 American Express Corporation                                  8.625%        05/15/22         500,000           542,428
 Aetna                                                         7.125%        08/15/06       1,000,000         1,050,272
 Bear Stearns                                                  6.125%        02/01/03         500,000           501,597
 Bear Stearns                                                  6.500%        07/05/00         500,000           506,341
 Chrysler Financial LLC                                        5.875%        02/07/01         315,000           318,371
 Ford Motor Credit Corporation                                 6.125%        01/09/06       1,000,000         1,019,960
 General Electric Capital Corporation                          7.260%        04/29/02         500,000           527,781
 General Motors Acceptance Corporation                         6.625%        10/15/05       1,000,000         1,054,632
 Household Financial Company                                   6.375%        08/01/10       1,000,000         1,026,398
 Jefferson Pilot                                               8.140%        01/15/46       1,000,000         1,082,622
 MBIA, Inc.                                                    8.200%        10/01/22         500,000           543,172
 MIC Financing Trust                                           8.375%        02/01/27       1,000,000         1,041,494
 Merrill Lynch                                                 6.000%        02/12/03         500,000           504,640
 Morgan Stanley Group, Inc.                                    7.000%        10/01/13         738,000           779,855
 Nynex Capital Funding                                         8.750%        12/01/04       1,000,000         1,151,172
 Sears Roebuck Acceptance Corporation                          6.000%        03/20/03         600,000           606,010
                                                                                                           ------------
                                                                                                             12,256,745

PUBLIC UTILITIES (13.4%)
 Bellsouth Telecommunications                                  7.875%        08/01/32         500,000           552,266
 Carolina Telephone & Telecommunications                       6.750%        08/15/13         375,000           401,349
 Central Power & Light                                         6.625%        07/01/05       1,000,000         1,055,254
 Chesapeake & Potomac Telephone Company VA                     7.625%        12/01/12         865,000         1,017,527


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 43

                               ACCESSOR FUNDS, INC.
                       INTERMEDIATE FIXED-INCOME PORTFOLIO

                       SCHEDULE OF INVESTMENTS - continued
                                DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------------------
                                                               INTEREST      MATURITY       PRINCIPAL
DESCRIPTION                                                      RATE          DATE          AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------

PUBLIC UTILITIES (CONTINUED)
 Entergy Corporation                                           6.450%        04/01/08    $   1,000,000     $  1,032,044
 GTE North, Inc.                                               6.375%        02/15/10          500,000          532,847
 Idaho Power                                                   8.750%        03/15/27          400,000          446,430
 Pacificorp                                                    8.250%        11/01/22          500,000          551,188
 National Rural Utilities                                      6.750%        09/01/01        1,000,000        1,035,557
 Wisconsin Electric Power                                      7.250%        08/01/04        1,000,000        1,088,390
                                                                                                           ------------
                                                                                                              7,712,852

TOTAL CORPORATE BONDS (IDENTIFIED COST $33,721,854)                                                          34,661,753
                                                                                                           ------------

U.S. GOVERNMENT AND AGENCY SECURITIES (26.7%)

U.S. TREASURY BONDS (3.3%)
 United States Treasury Bond                                   8.750%        08/15/20          500,000          712,657
 United States Treasury Bond                                   6.125%        11/15/27        1,050,000        1,176,000
                                                                                                           ------------
                                                                                                              1,888,657

U.S. TREASURY NOTES (5.4%)
 United States Treasury Note                                   6.250%        02/15/03          200,000          211,375
 United States Treasury Note                                   5.625%        02/15/06        1,000,000        1,054,688
 United States Treasury Note                                   6.125%        08/15/07          250,000          273,203
 United States Treasury Note                                   5.500%        02/15/08          500,000          530,000
 United States Treasury Note                                   5.625%        05/15/08        1,000,000        1,066,875
                                                                                                           ------------
                                                                                                              3,136,141

FEDERAL FARM CREDIT CORPORATION (FFCB) (0.2%)
 FFCB                                                          6.190%        01/14/08          100,000          102,111
                                                                                                           ------------
                                                                                                                102,111

FEDERAL HOME LOAN BANK (FHLB) (5.1%)
 FHLB                                                          5.750%        03/03/08          245,000          251,825
 FHLB                                                          5.125%        09/15/03          500,000          498,902
 FHLB                                                          6.010%        04/22/08          100,000          104,661
 FHLB                                                          6.185%        05/06/08        1,000,000        1,059,445
 FHLB                                                          6.095%        03/16/05        1,000,000        1,011,288
                                                                                                           ------------
                                                                                                              2,926,121


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 44

                              ACCESSOR FUNDS, INC.
                       INTERMEDIATE FIXED-INCOME PORTFOLIO

                       SCHEDULE OF INVESTMENTS - concluded
                                DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------------------
                                                               INTEREST      MATURITY       PRINCIPAL
DESCRIPTION                                                      RATE          DATE          AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (5.5%)
 FHLMC                                                         5.900%        02/15/06    $     100,000     $    103,892
 FHLMC                                                         6.980%        01/22/07           75,000           80,340
 FHLMC                                                         5.750%        07/15/03        1,000,000        1,027,800
 FHLMC                                                         5.865%        07/16/01        1,000,000        1,003,216
 FHLMC                                                         5.125%        10/15/08        1,000,000          980,676
                                                                                                           ------------
                                                                                                              3,195,924

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (7.2%)
 FNMA                                                          6.000%        05/15/08        2,000,000        2,110,344
 FNMA                                                          6.770%        09/01/05          480,000          521,852
 FNMA                                                          6.690%        02/02/11          500,000          512,101
 FNMA                                                          6.350%        05/18/05          500,000          511,514
 FNMA                                                          6.460%        06/26/08          500,000          509,974
                                                                                                           ------------
                                                                                                              4,165,785

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES                                                                  15,414,739
  (IDENTIFIED COST $15,341,672)                                                                            ------------

SHORT-TERM INVESTMENTS (0.0%)

 Fifth Third Bank Repurchase Agreement dated 12/31/98          4.220%        01/04/99           21,525           21,525
 (collateralized by 22,000 US Treasury Note, 7.50%,                                                        ------------
 10/31/99, market value $22,491)

TOTAL SHORT-TERM INVESTMENTS                                                                                     21,525
(IDENTIFIED COST $21,525)                                                                                  ------------

TOTAL INVESTMENTS (97.7%) (IDENTIFIED COST $55,270,821)(1)                                                   56,329,478
OTHER ASSETS LESS LIABIALTIES (2.3%)                                                                          1,305,799
                                                                                                           ------------
NET ASSETS (100%)                                                                                          $ 57,635,277
                                                                                                           ------------
                                                                                                           ------------

(1) See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 45

                          ACCESSOR FUNDS, INC.
                SHORT-INTERMEDIATE FIXED-INCOME PORTFOLIO

                         SCHEDULE OF INVESTMENTS
                            DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------------------------
                                                                   INTEREST      MATURITY     PRINCIPAL
DESCRIPTION                                                           RATE         DATE         AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------

CORPORATE BONDS (46.9%)

BANKS AND SAVINGS & LOANS (5.8%)
 BAC Security Pacific                                               10.300%      05/15/01  $      125,000   $         137,137
 Bank of Boston                                                      6.380%      08/11/00         245,000             246,745
 Chase Manhattan Corporation                                         8.625%      05/01/02         400,000             435,303
 First Bank NA                                                       6.250%      08/15/05         500,000             502,154
 First USA Bank                                                      6.625%      12/03/01       1,115,000           1,147,290
 Texas National Bank                                                 9.500%      06/01/04         285,000             335,178
                                                                                                            -----------------
                                                                                                                    2,803,807

INDUSTRIALS (18.5%)
 Amoco                                                               7.250%      12/01/02         500,000             531,060
 Anheuser Busch Companies                                            8.750%      12/01/99         270,000             278,227
 Anheuser Busch Companies                                            6.750%      06/01/05         500,000             516,250
 Baxter International Incorporated                                   9.250%      12/15/99         200,000             207,139
 EI Dupont de Nemours & Company                                      8.800%      01/25/01       1,000,000           1,069,013
 Englehard Corporation                                               6.500%      09/01/00         445,000             451,858
 General Motors Corporation                                          9.125%      07/15/01       1,085,000           1,177,646
 JC Penney Company                                                   7.375%      06/15/04         500,000             524,663
 John Deere & Company                                                5.350%      10/23/01         500,000             494,847
 McDonalds Corporation                                               6.625%      09/01/02         500,000             518,444
 Norstrom CR Incorporated                                            6.700%      07/01/05         500,000             527,705
 Sears Roebuck Acceptance Corporation                                6.400%      10/11/00         350,000             355,032
 Sears Roebuck Acceptance Corporation                                6.630%      07/09/02         542,000             556,965
 Sears Roebuck Acceptance Corporation                                6.360%      12/04/01         525,000             534,191
 Shell Oil Company                                                   6.625%      07/01/99         250,000             251,845
 Sony Corporation                                                    6.125%      03/04/03       1,000,000           1,025,582
                                                                                                            -----------------
                                                                                                                    9,020,467

NON-BANK FINANCIAL (15.7%)
 AM General Finance                                                  6.200%      03/15/03         460,000             468,162
 AIG International Lease Finacial                                    5.780%      03/01/01         350,000             350,456
 Associates Corporation                                              6.750%      08/01/01       1,130,000           1,165,218
 Bear Stearns                                                        6.750%      04/15/03         500,000             513,276
 Bear Stearns                                                        6.500%      07/05/00         500,000             506,341
 Chrysler Financial Corporation                                      6.110%      07/28/99         310,000             311,336
 Dean Witter Discover & Company                                      6.875%      03/01/03         400,000             415,744
 Ford Motor Credit Corporation                                       6.250%      11/08/00         650,000             659,660
 General Motors Acceptance Corporation                               6.700%      04/30/01         395,000             405,720
 General Motors Acceptance Corporation                               5.375%      09/30/02         500,000             497,036


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 46

                              ACCESSOR FUNDS, INC.
                    SHORT-INTERMEDIATE FIXED-INCOME PORTFOLIO

                       SCHEDULE OF INVESTMENTS - continued
                                DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------------------------
                                                                   INTEREST      MATURITY     PRINCIPAL
DESCRIPTION                                                           RATE         DATE         AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------

NON-BANK FINANCIALS (CONTINUED)
 Grand Metro Investment                                             6.500%       09/15/99  $      500,000   $         503,611
 IBM Credit Corporation                                             5.875%       08/25/99         300,000             300,733
 International Lease Finance                                        6.875%       05/01/01         535,000             549,802
 Merrill Lynch                                                      6.000%       03/01/01         500,000             503,776
 Merrill Lynch                                                      6.000%       02/12/03         500,000             504,640
                                                                                                            -----------------
                                                                                                                    7,655,511

PUBLIC UTILITIES (5.7%)
 Baltimore Gas & Electric Company                                   8.375%       08/15/01         300,000             321,342
 Iowa Electric                                                      8.625%       05/15/01         395,000             423,457
 Metropolitian                                                      7.220%       01/30/03         500,000             527,601
 Pacificorp                                                         6.310%       07/28/03         550,000             565,487
 Penn Power & Light                                                 6.000%       06/01/00         750,000             757,220
 Southern California Education                                      5.875%       01/15/01          90,000              90,813
 US West Telecommunications                                         8.875%       06/01/31         100,000             112,264
                                                                                                            -----------------
                                                                                                                    2,798,184

TRANSPORTATION (1.2%)
 Southwest Airlines                                                 8.750%       10/15/03         500,000             568,331
                                                                                                            -----------------
                                                                                                                      568,331

TOTAL CORPORATE BONDS (IDENTIFIED COST $22,688,715)                                                                22,846,300
                                                                                                            -----------------

FOREIGN GOVERNMENT ISSUES (0.7%)

YANKEE (0.7%)
 Province of Manitoba                                               9.500%       10/01/00         300,000             320,973
                                                                                                            -----------------
TOTAL FOREIGN GOVERNMENT ISSUES (IDENTIFIED COST $316,275)                                                            320,973
                                                                                                            -----------------

U.S. GOVERNMENT AND AGENCY SECURITIES (50.6%)

U.S. TREASURY BONDS (2.1%)
 United States Treasury Bond                                        6.875%       07/31/99         200,000             202,500
 United States Treasury Bond                                        6.250%       10/31/01         800,000             833,250
                                                                                                            -----------------
                                                                                                                    1,035,750


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 47

                              ACCESSOR FUNDS, INC.
                    SHORT-INTERMEDIATE FIXED-INCOME PORTFOLIO

                       SCHEDULE OF INVESTMENTS - continued
                                DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------------------------
                                                                   INTEREST      MATURITY     PRINCIPAL
DESCRIPTION                                                           RATE         DATE         AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES (18.1%)
  United States Treasury Note                                       6.000%       10/15/99  $      565,000   $         570,827
  United States Treasury Note                                       7.125%       09/30/99         650,000             661,578
  United States Treasury Note                                       8.000%       08/15/99       1,820,000           1,856,967
  United States Treasury Note                                       5.625%       02/28/01         500,000             510,157
  United States Treasury Note                                       6.375%       03/31/01          35,000              36,280
  United States Treasury Note                                       6.500%       08/31/01         500,000             522,657
  United States Treasury Note                                       5.875%       11/15/99         565,000             570,827
  United States Treasury Note                                       6.250%       01/31/02       1,400,000           1,461,688
  United States Treasury Note                                       6.250%       02/28/02       1,300,000           1,358,500
  United States Treasury Note                                       6.625%       03/31/02          40,000              42,275
  United States Treasury Note                                       6.500%       05/31/02         430,000             454,053
  United States Treasury Note                                       5.625%       12/31/02         250,000             258,203
  United States Treasury Note                                       5.500%       03/31/03         500,000             515,000
                                                                                                            -----------------
                                                                                                                    8,819,012

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (8.4%)
  FHLMC                                                             6.150%       03/06/03       1,250,000           1,260,819
  FHLMC                                                             5.750%       07/15/03       1,750,000           1,798,650
  FHLMC Pool E30447                                                 8.500%       02/01/06           6,366               6,590
  FHLMC Pool E39980                                                 8.500%       08/01/06           5,068               5,247
  FHLMC                                                             7.214%       03/19/07         500,000             526,873
  FHLMC                                                             6.540%       11/06/07         250,000             258,025
  FHLMC Pool E43681                                                 7.500%       01/01/08         201,045             206,921
                                                                                                            -----------------
                                                                                                                    4,063,125

Federal National Mortgage Association (FNMA) (15.3%)
  FNMA                                                              8.500%       02/01/05         200,000             207,232
  FNMA                                                              7.900%       09/20/06         150,000             152,984
  FNMA                                                              7.000%       12/01/08         170,835             174,638
  FNMA                                                              6.850%       09/25/07       1,000,000           1,030,859
  FNMA                                                              6.860%       10/16/07       2,140,000           2,206,826
  FNMA                                                              6.350%       05/15/05         500,000             511,514
  FNMA                                                              6.430%       05/23/05         500,000             507,622
  FNMA                                                              6.500%       07/07/08         585,000             595,195
  FNMA                                                              5.800%       08/13/01       2,000,000           2,013,396
  FNMA Pool 185550                                                  7.000%       11/01/07          68,457              69,977
                                                                                                            -----------------
                                                                                                                    7,470,243


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 48

                              ACCESSOR FUNDS, INC.
                    SHORT-INTERMEDIATE FIXED-INCOME PORTFOLIO

                       SCHEDULE OF INVESTMENTS - concluded
                                DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------------------------
                                                                   INTEREST      MATURITY     PRINCIPAL
DESCRIPTION                                                           RATE         DATE         AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK (FHLB) (6.7%)
 FHLB                                                                6.095%      03/16/05   $   2,000,000   $       2,022,576
 FHLB                                                                6.400%      05/26/05         125,000             126,428
 FHLB                                                                6.250%      04/06/05          50,000              50,799
 FHLB                                                                6.000%      03/27/02       1,000,000           1,009,026
 FHLB                                                                7.330%      04/02/07          50,000              53,400
                                                                                                            -----------------
                                                                                                                    3,262,229

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES                                                                        24,650,359
  (IDENTIFIED COST $24,335,215)                                                                             -----------------

SHORT-TERM INVESTMENTS (0.1%)

 Fifth Third Bank Repurchase Agreement dated 12/31/98                4.220%      01/04/99          50,251              50,251
 (collateralized by 51,000 US Treasury Note, 7.50%,                                                        ------------------
 10/31/99, market value $52,139)

TOTAL SHORT-TERM INVESTMENTS                                                                                           50,251
(IDENTIFIED COST $50,251)                                                                                  ------------------

TOTAL INVESTMENTS (98.3%) (IDENTIFIED COST $47,390,456)(1)                                                         47,867,883
OTHER ASSETS LESS LIABILITIES (1.7%)                                                                                  840,980
                                                                                                            -----------------
NET ASSETS (100.0%)                                                                                         $      48,708,863
                                                                                                            -----------------
                                                                                                            -----------------


(1) See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 49

                              ACCESSOR FUNDS, INC.
                          MORTGAGE SECURITIES PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1998

---------------------------------------------------------------------------------------------------------------------
                                                             INTEREST      MATURITY     PRINCIPAL
DESCRIPTION                                                    RATE          DATE        AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (18.0%)

ASSET-BACKED (7.2%)
 AFC Home Equity Loan 1998-2                                   5.774%      07/25/08   $  1,738,334    $    1,714,432
 Chevy Chase Auto Receivables Trust - 1996-2                   5.900%      07/15/03        343,531           344,847
 First Plus Home Loan Trust 1998-4                             6.240%      05/11/15      1,000,000         1,007,500
 Green Tree Home Improvement Loan Trust-GTHIL 1998-B           5.755%      11/15/29      1,082,273         1,067,002
 Green Tree Financial Corporation - 1994-D(1)                  9.050%      01/15/15      1,000,000         1,035,968
 Green Tree Financial Corporation - 1998-E                     6.660%      08/15/17      1,600,000         1,593,500
 Green Tree Financial Corporation 1997-I                       7.290%      03/15/28        800,000           852,485
 Merrill Lynch FHA 42                                          7.430%      09/01/22      1,229,802         1,270,765
 Mortgage Capital Funding                                      6.000%      11/18/31      1,600,000         1,607,000
                                                                                                      --------------
                                                                                                          10,493,499

PROJECT LOANS (10.8%)
 Arbors of Little Rock                                         7.450%      11/01/38      1,520,368         1,629,768
 Chapel Hill Assisted Living                                   7.750%      06/01/37        515,000           516,553
 CLC Excelsior II Apartments                                   7.875%      02/01/39      1,000,000         1,010,491
 Country Club Village                                          7.660%      09/01/38      1,675,000         1,819,741
 Desert Mirage Apartments                                      7.250%      11/25/37      1,500,000         1,509,617
 Enclave at Quail Crossing                                     7.750%      08/31/38      1,000,000         1,003,014
 Enclave at Stonebrook                                         7.500%      11/01/38      1,028,984         1,107,848
 Evergreen Towers                                              7.375%      01/01/39      1,004,700         1,069,686
 Hillsboro Bay Club                                            7.950%      03/01/37         75,812            83,642
 Orchard Park Inn                                              7.840%      03/01/28      1,019,310         1,114,053
 Poplar Towers Apartments                                      7.750%      06/01/37        404,664           405,884
 Prairie District Lofts                                        7.405%      05/01/39        945,000         1,007,298
 River Bluff Apartments                                        7.750%      06/01/37         68,044            74,552
 Rosewood                                                      8.000%      07/01/37      1,001,967         1,106,277
 Sunshine Gardens West                                         7.470%      11/01/38         53,929            57,572
 Triangle Point                                                7.750%      09/01/39        983,331         1,073,706
 Villages at Clear Springs                                     7.625%      09/30/38      1,095,600         1,189,511
                                                                                                      --------------
                                                                                                          15,779,213

TOTAL CORPORATE BONDS (IDENTIFIED COST $25,416,427)                                                       26,272,712
                                                                                                      --------------

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 50

                              ACCESSOR FUNDS, INC.
                          MORTGAGE SECURITIES PORTFOLIO

                       SCHEDULE OF INVESTMENTS - continued
                                DECEMBER 31, 1998

---------------------------------------------------------------------------------------------------------------------
                                                             INTEREST      MATURITY     PRINCIPAL
DESCRIPTION                                                    RATE          DATE        AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (17.0%)

 CS First Boston Mortgage Securities Corporation 1998-C2       5.960%      12/15/07   $   900,000     $      910,071
 DLJ Mortgage Acceptance 1998-2 CL A1                          6.750%      06/19/28     1,570,076          1,582,455
 GMAC Commercial Mortgage Securities Incorporated              0.000%      08/15/23    16,620,000            715,983
 GS Mortgage Securities Corporation 1998-1 CL A (2)            8.000%      09/20/27     1,661,243          1,734,961
 GS Mortgage Securities Corporation 1998-2 CL A (2)            7.750%      05/19/27     1,482,410          1,537,537
 Merit Securities Corporation 11 CL 1-A1                       6.580%      07/28/22       474,351            474,275
 Morgan Stanley Capital I-1998-CF1-A1                          6.330%      10/15/07     1,152,076          1,181,316
 Morgan Stanley Capital I-1998-CF1-A1 (2)                      0.000%      12/15/12    12,813,000            675,491
 Norwest Intgrated Structured Assets Incorporated 1998-1 A1    7.000%      05/25/28     1,898,571          1,908,862
 Residential Asset Securitization Trust 1998-A8                6.750%      08/25/28     1,391,347          1,398,276
 Residential Asset Securitization Trust 1998-A5                6.750%      07/25/28     1,872,602          1,881,122
 Residential Asset Securitization Trust 1998-A8                6.750%      03/01/28     1,558,826          1,567,509
 Residential Asset Securitization Trust 1998-A12               6.750%      11/25/28     1,540,610          1,550,377
 Residential Accredit Loans Incorporated 1997-QS10             7.250%      10/25/27     1,171,827          1,180,170
 Residential Accredit Loans Incorporated 1997-QS12             7.250%      11/25/27     1,188,797          1,214,574
 Residential Accredit Loans Incorporated 1998-QS4              6.500%      03/25/28     1,001,759          1,001,869
 Residential Accredit Loans Incorporated 1998-QA5              6.750%      04/25/28     1,496,909          1,503,135
 Rural Housing Trust 1987-1 - Rural 2C                         6.830%      04/01/26       732,582            741,649
 Ryland Mortgage Securities Corporation 1994-7A A2             7.000%      08/25/25     1,009,150          1,024,570
 Union Planters Mortgage Finance Corporation 1998-1            6.350%      01/25/28     1,106,156          1,119,827
                                                                                                      --------------
                                                                                                          24,904,029

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                 24,904,029
(IDENTIFIED COST $24,852,417)                                                                         --------------

U.S. GOVERNMENT AND AGENCY BONDS (64.9%)

U.S. TREASURY  NOTES (1.3%)
 United States Treasury Note                                   5.250%      11/15/28       550,000            563,750
 United States Treasury Note (CPI)                             3.625%      04/15/28     1,318,473          1,284,687
                                                                                                      --------------
                                                                                                           1,848,437

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (GNMA) (21.0%)
 GNMA Pool 000571                                              8.200%      05/15/13        43,508             45,240
 GNMA Pool 000572                                              8.200%      06/15/12        30,291             31,487
 GNMA Pool 171468                                              8.000%      08/15/16       147,515            154,654
 GNMA Pool 175724                                              8.000%      08/15/16       138,309            145,003
 GNMA Pool 178457                                              8.000%      03/15/17        88,864             93,161
 GNMA Pool 206767                                              8.000%      04/15/17        77,086             80,814
 GNMA Pool 317527                                              8.000%      02/15/22       336,900            350,783


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 51

                              ACCESSOR FUNDS, INC.
                          MORTGAGE SECURITIES PORTFOLIO

                       SCHEDULE OF INVESTMENTS - continued
                                DECEMBER 31, 1998


---------------------------------------------------------------------------------------------------------------------
                                                             INTEREST      MATURITY     PRINCIPAL
DESCRIPTION                                                    RATE          DATE        AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (GNMA) (CONTINUED)
 GNMA Pool 337121                                               6.500%      12/15/23   $    216,694   $      218,794
 GNMA Pool 344185                                               7.500%      12/15/22      1,060,247        1,093,051
 GNMA Pool 346900                                               6.500%      11/15/23        430,691          434,864
 GNMA Pool 352000                                               6.500%      12/15/23      1,172,331        1,183,691
 GNMA Pool 352001                                               6.500%      12/15/23        393,597          397,754
 GNMA Pool 353847                                               7.500%      09/15/27        779,191          803,299
 GNMA Pool 354711                                               6.500%      12/15/23        441,861          446,143
 GNMA Pool 354721                                               6.500%      12/15/23        238,859          241,174
 GNMA Pool 355067                                               6.500%      01/15/24        845,620          853,815
 GNMA Pool 355616                                               7.500%      05/15/23        832,813          858,614
 GNMA Pool 355829                                               6.500%      11/15/23        231,311          233,552
 GNMA Pool 364402                                               6.500%      12/15/23        255,663          258,140
 GNMA Pool 365974                                               6.500%      11/15/23        218,987          221,107
 GNMA Pool 366252                                               6.500%      03/15/24         73,714           74,428
 GNMA Pool 369258                                               6.500%      10/15/23        235,834          238,119
 GNMA Pool 369280                                               6.500%      01/15/24        709,934          716,813
 GNMA Pool 370962                                               6.500%      12/15/23        239,712          242,035
 GNMA Pool 371250                                               6.500%      01/15/24         44,622           45,055
 GNMA Pool 371611                                               6.500%      01/15/24         77,206           77,954
 GNMA Pool 372083                                               6.500%      04/15/24        785,968          793,584
 GNMA Pool 374886                                               6.500%      12/15/23        201,515          203,467
 GNMA Pool 374888                                               6.500%      01/15/24         50,972           51,465
 GNMA Pool 375305                                               8.000%      09/15/25         51,594           53,564
 GNMA Pool 380252                                               6.500%      03/15/24        153,970          155,462
 GNMA Pool 382387                                               6.500%      01/15/24         53,923           54,445
 GNMA Pool 384262                                               6.500%      02/15/24        464,950          469,455
 GNMA Pool 384289                                               6.500%      02/15/24        212,667          214,728
 GNMA Pool 385638                                               6.500%      04/15/24         45,125           45,562
 GNMA Pool 386578                                               7.000%      12/15/27        876,744          896,951
 GNMA Pool 386952                                               6.500%      04/15/24        412,958          416,959
 GNMA Pool 387022                                               8.000%      05/15/25         13,370           13,880
 GNMA Pool 390326                                               8.000%      02/15/25         41,288           42,865
 GNMA Pool 397911                                               8.000%      09/15/25        161,027          167,177
 GNMA Pool 404645                                               8.000%      07/15/25         14,033           14,568
 GNMA Pool 405188                                               8.000%      11/15/25         10,750           11,160
 GNMA Pool 405528                                               8.000%      11/15/25        479,365          497,673
 GNMA Pool 413357                                               8.000%      05/15/25         24,935           25,887
 GNMA Pool 413462                                               8.000%      08/15/25         18,851           19,571
 GNMA Pool 415323                                               8.000%      07/15/25        565,408          587,001
 GNMA Pool 416844                                               8.000%      08/15/25         40,955           42,520


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 52

                              ACCESSOR FUNDS, INC.
                          MORTGAGE SECURITIES PORTFOLIO

                       SCHEDULE OF INVESTMENTS - continued
                                DECEMBER 31, 1998

---------------------------------------------------------------------------------------------------------------------
                                                             INTEREST      MATURITY     PRINCIPAL
DESCRIPTION                                                    RATE          DATE        AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (GNMA) (CONTINUED)
 GNMA Pool 427768                                             7.500%      11/15/27   $    107,177     $      110,493
 GNMA Pool 428537                                             7.500%      08/15/26         99,001            102,016
 GNMA Pool 430230                                             7.500%      09/15/27        840,768            866,782
 GNMA Pool 447986                                             7.000%      06/15/28      5,882,492          6,018,577
 GNMA Pool 448687                                             7.500%      09/15/27        802,252            827,074
 GNMA Pool 449183                                             7.500%      10/15/27        916,586            944,945
 GNMA Pool 450585                                             7.500%      08/15/27        918,718            947,143
 GNMA Pool 451843                                             7.500%      06/15/27        481,957            496,898
 GNMA Pool 454301                                             7.000%      10/15/27        923,717            945,007
 GNMA Pool 454969                                             7.500%      08/15/27        841,152            867,177
 GNMA Pool 457249                                             7.000%      11/15/27        883,539            903,903
 GNMA Pool 457485                                             7.500%      11/15/27        416,524            429,411
 GNMA Pool 457817                                             7.000%      09/15/28        938,054            959,755
 GNMA Pool 459094                                             7.500%      10/15/27        458,030            472,202
 GNMA Pool 460603                                             7.000%      11/15/27        941,792            963,499
 GNMA Pool 780487                                             7.250%      12/15/26        400,027            413,372
 GNMA Pool 780651                                             7.000%      10/15/27        156,160            159,759
                                                                                                      --------------
                                                                                                          30,745,501

FEDERAL HOUSING AUTHORITY (FHA) (0.1%)
 FHA - Blair Project                                         10.875%      08/01/28        152,582            152,634
                                                                                                      --------------
                                                                                                             152,634

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)(26.5%)
 FHLMC Pool 1563                                              8.522%      08/15/08        251,638            256,507
 FHLMC Pool 230105                                            8.750%      12/01/14         12,524             13,213
 FHLMC Pool A00892                                            9.000%      09/01/18        299,755            320,672
 FHLMC Pool C00262                                            7.000%      10/01/23      2,287,935          2,335,919
 FHLMC Pool C00516                                            8.000%      05/01/27        425,034            439,967
 FHLMC Pool C00676                                            6.500%      11/01/28        457,473            460,908
 FHLMC Pool C00689                                            6.500%      12/01/28      1,102,744          1,111,024
 FHLMC Pool C16094                                            6.500%      10/01/28         92,232             92,924
 FHLMC Pool C17320                                            6.500%      11/01/28        599,546            604,048
 FHLMC Pool C17819                                            6.500%      12/01/28        544,032            548,117
 FHLMC Pool C18650                                            6.500%      12/01/28        501,850            505,618
 FHLMC Pool C18816                                            6.500%      12/01/28        252,225            254,119
 FHLMC Pool C18841                                            6.500%      12/01/28        347,785            350,396
 FHLMC Pool C18842                                            6.500%      12/01/28        890,115            896,799
 FHLMC Pool C18843                                            6.500%      12/01/28        561,894            566,113
 FHLMC Pool C19158                                            6.500%      12/01/28        856,260            862,690
 FHLMC Pool C19218                                            6.500%      12/01/28         30,678             30,908
 FHLMC Pool C19460                                            6.500%      12/01/28      3,485,000          3,511,169


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 53

                              ACCESSOR FUNDS, INC.
                          MORTGAGE SECURITIES PORTFOLIO

                       SCHEDULE OF INVESTMENTS - continued
                                DECEMBER 31, 1998

---------------------------------------------------------------------------------------------------------------------
                                                             INTEREST      MATURITY     PRINCIPAL
DESCRIPTION                                                    RATE          DATE        AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)(CONTINUED)
 FHLMC Pool C19481                                           6.500%      12/01/28   $  1,465,000       $   1,476,001
 FHLMC Pool C19582                                           6.500%      12/01/28        341,866             344,433
 FHLMC Pool C19588                                           6.500%      12/01/28        267,125             269,131
 FHLMC Pool C80409                                           8.000%      06/01/26        359,723             372,453
 FHLMC Pool D54041                                           7.000%      06/01/24         30,375              31,006
 FHLMC Pool D55805                                           8.000%      08/01/24        208,076             215,629
 FHLMC Pool D61603                                           8.000%      07/01/25        848,855             880,364
 FHLMC Pool D71143                                           7.000%      05/01/26        386,673             394,696
 FHLMC Pool E00478                                           7.500%      03/01/12        407,292             419,000
 FHLMC Pool E00523                                           6.500%      12/15/12      3,286,973           3,340,583
 FHLMC Pool E00543                                           6.000%      04/01/13      5,629,626           5,652,546
 FHLMC Pool E20190                                           6.500%      08/01/10        324,420             329,650
 FHLMC Pool E20193                                           6.500%      09/01/10        325,994             331,249
 FHLMC Pool E61583                                           6.500%      10/01/10        366,613             372,523
 FHLMC Pool E61633                                           6.500%      11/01/10        312,340             317,375
 FHLMC Pool E61643                                           6.500%      10/01/10        328,769             334,069
 FHLMC Pool E62414                                           6.500%      01/01/11        265,508             269,788
 FHLMC Pool E62838                                           6.500%      01/01/11        134,976             137,152
 FHLMC Pool E63081                                           6.500%      02/01/11        340,238             345,722
 FHLMC Pool E63833                                           6.500%      04/01/11        289,110             293,781
 FHLMC Pool E63846                                           6.500%      04/01/11        270,084             274,438
 FHLMC Pool E63924                                           6.500%      04/01/11        271,178             275,550
 FHLMC Pool E67224                                           7.000%      07/01/12        128,520             131,475
 FHLMC Pool E67294                                           7.000%      07/01/12        289,523             296,180
 FHLMC Pool E69095                                           6.500%      02/01/13        267,997             272,368
 FHLMC Pool E69799                                           6.500%      04/01/13         25,459              25,849
 FHLMC Pool E70508                                           6.500%      05/01/13        548,661             557,610
 FHLMC Pool E70930                                           5.500%      06/01/13         44,759              44,219
 FHLMC Pool E71047                                           6.500%      06/01/13        725,556             736,673
 FHLMC Pool E73386                                           5.500%      11/01/13         79,727              78,764
 FHLMC Pool E73540                                           5.500%      12/01/13        821,391             811,468
 FHLMC Pool E73667                                           5.500%      12/01/13         88,882              87,808
 FHLMC Pool E73746                                           5.500%      12/01/13         65,497              64,706
 FHLMC Pool E73762                                           5.500%      06/01/13        879,744             869,116
 FHLMC Pool G00246                                           8.000%      07/01/24        109,202             113,166
 FHLMC Pool G00514                                           8.000%      12/01/25        203,700             211,261
 FHLMC Pool G00924                                           8.000%      03/01/28      4,332,909           4,486,252
 FHLMC Pool G00983                                           6.500%      11/01/28         84,178              84,810
                                                                                                      --------------
                                                                                                          38,709,975


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 54

                              ACCESSOR FUNDS, INC.
                          MORTGAGE SECURITIES PORTFOLIO

                       SCHEDULE OF INVESTMENTS - continued
                                DECEMBER 31, 1998

---------------------------------------------------------------------------------------------------------------------
                                                             INTEREST      MATURITY     PRINCIPAL
DESCRIPTION                                                    RATE          DATE        AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)(16.0%)
 FNMA Pool 250641                                            7.500%      08/01/26   $     39,539    $         40,606
 FNMA Pool 252257                                            5.500%      12/01/13        353,397             349,058
 FNMA Pool 303751                                            8.000%      10/01/09        302,378             312,949
 FNMA Pool 303752                                            8.000%      05/01/22        189,803             196,952
 FNMA Pool 320761                                            7.500%      11/01/25         31,966              32,835
 FNMA Pool 321059                                            7.500%      08/01/25        164,253             168,719
 FNMA Pool 323057                                            6.500%      03/01/13        331,577             336,345
 FNMA Pool 392410                                            6.500%      02/01/13      1,381,920           1,401,793
 FNMA Pool 402979                                            7.500%      11/01/27         25,186              25,866
 FNMA Pool 409230                                            6.500%      01/01/28        187,289             188,591
 FNMA Pool 414469                                            7.000%      03/01/28        262,581             267,669
 FNMA Pool 417923                                            6.500%      03/01/13         33,150              33,627
 FNMA Pool 418129                                            6.500%      04/01/28        936,388             942,834
 FNMA Pool 419124                                            6.500%      04/01/13         23,279              23,613
 FNMA Pool 419972                                            6.500%      04/01/28        936,137             942,582
 FNMA Pool 420499                                            6.000%      03/01/28      2,958,865           2,920,664
 FNMA Pool 420712                                            6.500%      05/01/28        307,522             309,639
 FNMA Pool 425974                                            7.500%      05/01/28        431,196             442,830
 FNMA Pool 426675                                            6.500%      05/01/13         24,141              24,488
 FNMA Pool 426854                                            8.000%      11/01/10      1,030,572           1,077,592
 FNMA Pool 433673                                            6.000%      11/01/28      1,001,869             988,934
 FNMA Pool 436867                                            6.500%      08/01/28        559,030             562,878
 FNMA Pool 439594                                            6.500%      08/01/28        387,140             389,805
 FNMA Pool 440675                                            6.000%      10/01/28      3,016,191           2,977,250
 FNMA Pool 440857                                            5.500%      10/01/13      3,005,836           2,968,934
 FNMA Pool 445982                                            5.500%      12/01/13        340,023             335,849
 FNMA Pool 445985                                            5.500%      12/01/13        296,580             292,939
 FNMA Pool 446492                                            5.500%      12/01/13         67,885              67,052
 FNMA Pool 449045                                            5.500%      12/01/13      1,214,813           1,199,899
 FNMA Pool 449048                                            5.500%      12/01/13      1,244,145           1,228,871
 FNMA Pool 450464                                            5.500%      12/01/13        443,157             437,716
 FNMA Pool 453123                                            5.500%      12/01/13        490,000             483,984
 FNMA Pool 453271                                            6.500%      11/01/28        990,018             996,833
 FNMA Pool 455502                                            5.500%      12/01/13        500,000             493,862
                                                                                                      --------------
                                                                                                          23,464,058


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 55

                              ACCESSOR FUNDS, INC.
                          MORTGAGE SECURITIES PORTFOLIO

                       SCHEDULE OF INVESTMENTS - concluded
                                DECEMBER 31, 1998

---------------------------------------------------------------------------------------------------------------------
                                                             INTEREST      MATURITY     PRINCIPAL
DESCRIPTION                                                    RATE          DATE        AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AND AGENCY BONDS                                                                $   94,920,605
(IDENTIFIED COST $93,893,950)                                                                         --------------

SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS (2.6%)

 Fifth Third Bank Repurchase Agreement dated 12/31/98        4.220%      01/04/99     3,735,000            3,735,000
 collateralized by  3,706,000 FHMLC Pool #G10657, 7.50%,                                              --------------
 02/01/12, market value $3,810,231)

TOTAL SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS
(IDENTIFIED COST $3,735,000)                                                                               3,735,000
                                                                                                      --------------
TOTAL INVESTMENTS (102.5%) (IDENTIFIED COST $147,897,794)(3)                                             149,832,346
OTHER ASSETS LESS LIABILITIES (-2.5%)                                                                     (3,675,341)
                                                                                                      --------------
NET ASSETS (100.0%)                                                                                   $  146,157,005
                                                                                                      --------------
                                                                                                      --------------


FORWARD COMMITMENTS

---------------------------------------------------------------------------------------------------------------------
                                                             PRINCIPAL     DELIVERY        COUPON          MARKET
AGENCY                                                        AMOUNT         DATE           RATE            VALUE
---------------------------------------------------------------------------------------------------------------------
TBA SALE COMMITMENTS AT DECEMBER 31, 1998
(Proceeds receivable $1,512,193)
FNMA                                                      $  1,500,000        1/14/99      6.50%      $    1,512,193
                                                                                                      --------------
                                                                                                      --------------

See Note 2 for more information regarding forward committments.

OUTSTANDING FUTURES CONTRACTS

---------------------------------------------------------------------------------------------------------------------
                                                                                                       UNREALIZED
                                                                          UNITS PER     CURRENT       APPRECIATION
TYPE                                    EXPIRATION        CONTRACT        CONTRACT       VALUE       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
 5 Year Note Future                      03/19/99            11             1,000   $ (1,246,781)      $    14,964
 10 Year Note Future                     03/19/99            81             1,000     (9,651,656)           12,853
 30 Year Bond Future                     03/19/99            21             2,500     (2,683,406)           20,249
                                                                                                       -----------
                                                                                                       $    48,066
                                                                                                       -----------
                                                                                                       -----------

(1) Security has been segregated with the custodian to cover margin requirements for the open futures contracts at December 31, 1998.
(2) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3) See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 56

                              ACCESSOR FUNDS, INC.
                         U.S. GOVERNMENT MONEY PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1998

--------------------------------------------------------------------------------------------------------------------
                                                             INTEREST      MATURITY       PRINCIPAL
DESCRIPTION                                                    RATE          DATE          AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------------

U.S.  AGENCY BONDS (87.3%)

FEDERAL AGRICULTURAL MORTGAGE CORPORATION (FAMCK) (1.9%)
 FAMCK Discount Note                                           5.070%      01/19/99 $    2,994,000  $      2,986,410
                                                                                                    ----------------
                                                                                                           2,986,410
FEDERAL MORTGAGE CORPORATION (FMC) (50.3%)
 FMC Discount Note                                             5.110%      01/08/99      10,000,000        9,990,132
 FMC Discount Note                                             5.060%      01/11/99       5,000,000        4,992,972
 FMC Discount Note                                             5.050%      01/15/99       5,000,000        4,990,181
 FMC Discount Note                                             5.080%      01/20/99       5,000,000        4,986,594
 FMC Discount Note                                             5.025%      01/22/99       5,000,000        4,985,344
 FMC Discount Note                                             5.030%      01/29/99       5,000,000        4,980,439
 FMC Discount Note                                             5.030%      02/10/99       5,000,000        4,972,056
 FMC Discount Note                                             5.060%      02/11/99       5,000,000        4,971,186
 FMC Discount Note                                             5.050%      02/19/99       5,000,000        4,965,632
 FMC Discount Note                                             5.060%      02/25/99       5,000,000        4,961,347
 FMC Discount Note                                             4.940%      02/26/99       5,000,000        4,961,578
 FMC Discount Note                                             4.980%      03/08/99       5,000,000        4,954,350
 FMC Discount Note                                             4.990%      03/12/99       5,000,000        4,951,486
 FMC Discount Note                                             4.880%      03/18/99       5,000,000        4,948,489
 FMC Discount Note                                             4.850%      04/01/99       5,000,000        4,939,375
                                                                                                    ----------------
                                                                                                          79,551,161

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (20.7%)
 FNMA Discount Note                                            5.005%      01/04/99       5,000,000        4,997,915
 FNMA Discount Note                                            5.355%      01/15/99       3,000,000        2,993,753
 FNMA Discount Note                                            4.870%      02/02/99       5,000,000        4,978,356
 FNMA Discount Note                                            5.070%      02/05/99       5,000,000        4,975,354
 FNMA Discount Note                                            5.210%      02/12/99       5,000,000        4,969,608
 FNMA Discount Note                                            4.870%      03/02/99       3,000,000        2,975,650
 FNMA Discount Note                                            5.230%      03/05/99       2,000,000        1,981,695
 FNMA Discount Note                                            4.895%      03/15/99       5,000,000        4,950,370
                                                                                                    ----------------
                                                                                                          32,822,701

FEDERAL HOME LOAN BANK (FHLB) (14.4%)
 FHLB Discount Note                                            5.355%      01/08/99       3,000,000        2,996,876
 FHLB Discount Note                                            5.350%      01/20/99       2,000,000        1,994,353
 FHLB Discount Note                                            5.350%      01/29/99       3,000,000        2,987,517
 FHLB Discount Note                                            4.930%      03/22/99       5,000,000        4,945,222
 FHLB Discount Note                                            4.920%      03/25/99       5,000,000        4,943,283
 FHLB Discount Note                                            4.920%      03/30/99       5,000,000        4,939,866
                                                                                                    ----------------
                                                                                                          22,807,117


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 57

                              ACCESSOR FUNDS, INC.
                         U.S. GOVERNMENT MONEY PORTFOLIO

                       SCHEDULE OF INVESTMENTS - concluded
                                DECEMBER 31, 1998

--------------------------------------------------------------------------------------------------------------------
                                                             INTEREST      MATURITY       PRINCIPAL
DESCRIPTION                                                    RATE          DATE          AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------------

    TOTAL U.S. AGENCY BONDS
      (IDENTIFIED COST $138,167,389)                                                                $    138,167,389
                                                                                                    ----------------

    SHORT-TERM INVESTMENTS (12.2%)

     Fifth Third Bank Repurchase Agreement dated 12/31/98
     (collateralized by  19,409,000 FNMA Pool #323020,      4.220%        01/04/99  $ 19,306,947          19,306,947
     6.50%, 02/01/13,  market value $19,694,079)                                                    ----------------

    TOTAL SHORT-TERM INVESTMENTS
    (IDENTIFIED COST $19,306,947)                                                                         19,306,947
                                                                                                    ----------------

    TOTAL INVESTMENTS (99.5%) (IDENTIFIED COST $157,474,336)(1)
    OTHER ASSETS LESS LIABILITIES (0.5%)                                                                 157,474,336
    NET ASSETS (100%)                                                                                        744,810
                                                                                                    ----------------
                                                                                                    $    158,219,146
                                                                                                    ----------------
                                                                                                    ----------------


(1) The identified cost for Federal Tax purposes is the same as shown above.


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.

                                  accessor 58

                                                ACCESSOR FUNDS, INC.
                                       STATEMENTS OF ASSETS AND LIABILITIES
                                                 DECEMBER 31, 1998

----------------------------------------------------------------------------------------------------------------------------------

                                                                              VALUE AND          SMALL TO          INTERNATIONAL
                                                           GROWTH              INCOME             MID CAP              EQUITY
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments, at value (Note 2)                       $  177,816,876      $  126,616,790      $  276,781,314      $  171,557,251
  Repurchase agreements, at cost                                    -           1,005,791                   -                   -
                                                       --------------      --------------      --------------      --------------
    TOTAL INVESTMENTS*                                    177,816,876         127,622,581         276,781,314         171,557,251

  Cash                                                              -                   -                   -               6,436
  Receivable for investments sold                           4,814,801                   -          21,457,216                   -
  Receivable for capital shares sold                        1,727,331             803,490           3,452,445             491,365
  Dividends and interest receivable                           190,098             164,350             143,946             204,372
  Open forward currency contracts                                   -                   -                   -               5,922
  Receivable for futures contract settlement                        -                   -                   -                   -
  Other assets                                                      -                   -                   -              22,849
                                                       --------------      --------------      --------------      --------------
    TOTAL ASSETS                                          184,549,106         128,590,421         301,834,921         172,288,195

LIABILITIES
  Cash overdraft                                            2,005,887                   -           2,442,261                   -
  Distributions payable                                             -                   -                   -                   -
  Payable for investments purchased                         2,257,247                   -          17,935,523           1,963,874
  Payable for capital shares repurchased                      158,698             642,008             828,395           1,462,268
  Payable due to Accessor Capital (Note 3)                     70,775              52,677             143,222              79,414
  Money managers fee payable  (Note 3)                         78,487             106,919             239,775             222,563
  Payable for futures contract settlement                           -               5,456                   -                   -
  TBA sale commitments, at value                                    -                   -                   -                   -
  Accrued expenses and other liabilities                      101,647              68,147              86,554             206,158
                                                       --------------      --------------      --------------      --------------
    TOTAL LIABILITIES                                       4,672,741             875,207          21,675,730           3,934,277
                                                       --------------      --------------      --------------      --------------
    NET ASSETS                                         $  179,876,365      $  127,715,214      $  280,159,191      $  168,353,918
                                                       --------------      --------------      --------------      --------------
                                                       --------------      --------------      --------------      --------------

NET ASSETS CONSIST OF
  Paid-in capital                                      $  126,057,469      $  113,488,376      $  235,450,667      $  133,048,687
  Net unrealized appreciation of investments,
    receivables, payables, and futures contracts           52,461,972          15,195,605          41,329,337          33,903,274
  Undistributed net investment income                               -                   -                   -                   -
  Accumulated distributions in excess of realized
    gain on investments, futures contracts, and
    foreign currencies                                              -           (968,767)                   -                   -
  Accumulated net realized gain (loss) on invest-
  ments, futures contracts, options, and foreign
  currencies                                                1,356,924                   -           3,379,187           1,401,957
                                                       --------------      --------------      --------------      --------------
    NET ASSETS                                         $  179,876,365      $  127,715,214      $  280,159,191      $  168,353,918
                                                       --------------      --------------      --------------      --------------
                                                       --------------      --------------      --------------      --------------

NET ASSETS
  Advisor class                                        $  157,798,977      $  114,728,013      $  260,791,950      $  149,391,158
  Investor class                                           22,077,388          12,987,201          19,367,241          18,962,760
                                                       --------------      --------------      --------------      --------------
    TOTAL                                              $  179,876,365      $  127,715,214      $  280,159,191      $  168,353,918
                                                       --------------      --------------      --------------      --------------
                                                       --------------      --------------      --------------      --------------

OUTSTANDING SHARES:
  Advisor class                                             5,463,342           5,452,700          11,083,430           8,841,563
  Investor class                                              766,061             617,263             825,357           1,125,107
                                                       --------------      --------------      --------------      --------------
    TOTAL                                                   6,229,403           6,069,963          11,908,787           9,966,670
                                                       --------------      --------------      --------------      --------------
                                                       --------------      --------------      --------------      --------------

NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE PER SHARE
  Advisor class                                        $        28.88      $        21.04      $        23.53      $        16.90
                                                       --------------      --------------      --------------      --------------
                                                       --------------      --------------      --------------      --------------
  Investor class                                       $        28.82      $        21.04      $        23.47      $        16.85
                                                       --------------      --------------      --------------      --------------
                                                       --------------      --------------      --------------      --------------
* Investments, at cost (Note 6)                        $  125,354,904      $  112,520,726      $  235,451,977      $  137,637,925

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  SHORT-                                   U.S.
                                                          INTERMEDIATE        INTERMEDIATE          MORTGAGE           GOVERNMENT
                                                          FIXED-INCOME        FIXED-INCOME         SECURITIES             MONEY
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments, at value (Note 2)                         $   56,307,953      $   47,817,632      $  146,097,346      $  138,167,389
  Repurchase agreements, at cost                                 21,525              50,251           3,735,000          19,306,947
                                                         --------------      --------------      --------------      --------------
    TOTAL INVESTMENTS*                                       56,329,478          47,867,883         149,832,346         157,474,336

  Cash                                                                -                   -               2,414                   -
  Receivable for investments sold                                     -                   -           1,518,236                   -
  Receivable for capital shares sold                            424,218              30,322             189,659           1,403,877
  Dividends and interest receivable                             961,171             904,212             960,746               2,263
  Open forward currency contracts                                     -                   -                   -                   -
  Receivable for futures contract settlement                          -                   -               5,328                   -
  Other assets                                                        -                   -                   -                   -
                                                         --------------      --------------      --------------      --------------
    TOTAL ASSETS                                             57,714,867          48,802,417         152,508,729         158,880,476

LIABILITIES
  Cash overdraft                                                      -                   -                   -                   -
  Distributions payable                                               -                   -                   -             565,669
  Payable for investments purchased                                   -                   -           4,565,561                   -
  Payable for capital shares repurchased                          9,913              29,075              50,105              14,893
  Payable due to Accessor Capital (Note 3)                       19,378              16,435              49,375                   -
  Money managers fee payable  (Note 3)                            5,884               6,970              86,881              31,060
  Payable for futures contract settlement                             -                   -                   -                   -
  TBA sale commitments, at value                                      -                   -           1,512,193                   -
  Accrued expenses and other liabilities                         44,415              41,074              87,609              49,708
                                                         --------------      --------------      --------------      --------------
    TOTAL LIABILITIES                                            79,590              93,554           6,351,724             661,330
                                                         --------------      --------------      --------------      --------------
    NET ASSETS                                           $   57,635,277      $   48,708,863      $  146,157,005      $  158,219,146
                                                         --------------      --------------      --------------      --------------
                                                         --------------      --------------      --------------      --------------

NET ASSETS CONSIST OF
  Paid-in capital                                        $   56,328,765      $   48,166,753      $  143,769,745      $  158,221,520
  Net unrealized appreciation of investments,
    receivables, payables, and futures contracts              1,058,657             477,427           1,982,618                   -
  Undistributed net investment income                             3,185              18,764             111,203                   -
  Accumulated distributions in excess of realized
    gain on investments, futures contracts, and
    foreign currencies                                                -                   -                   -                   -
  Accumulated net realized gain (loss) on invest-
  ments, futures contracts, options, and foreign
  currencies                                                    244,670              45,919             293,439             (2,374)
                                                         --------------      --------------      --------------      --------------
    NET ASSETS                                            $  57,635,277       $  48,708,863      $  146,157,005      $  158,219,146
                                                         --------------      --------------      --------------      --------------
                                                         --------------      --------------      --------------      --------------

NET ASSETS
  Advisor class                                           $  48,489,231       $  42,453,685      $  128,788,321      $  153,147,924
  Investor class                                              9,146,046           6,255,178          17,368,684           5,071,222
                                                         --------------      --------------      --------------      --------------
    TOTAL                                                $   57,635,277      $   48,708,863      $  146,157,005      $  158,219,146
                                                         --------------      --------------      --------------      --------------
                                                         --------------      --------------      --------------      --------------

OUTSTANDING SHARES:
  Advisor class                                               3,889,269           3,444,188          10,228,363         153,150,703
  Investor class                                                733,633             507,497           1,379,488           5,071,047
                                                         --------------      --------------      --------------      --------------
    TOTAL                                                     4,622,902           3,951,685          11,607,851         158,221,750
                                                         --------------      --------------      --------------      --------------
                                                         --------------      --------------      --------------      --------------

NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE PER SHARE
  Advisor class                                          $        12.47      $        12.33      $        12.59      $         1.00
                                                         --------------      --------------      --------------      --------------
                                                         --------------      --------------      --------------      --------------
  Investor class                                         $        12.47      $        12.33      $        12.59      $         1.00
                                                         --------------      --------------      --------------      --------------
                                                         --------------      --------------      --------------      --------------
* Investments, at cost (Note 6)                          $   55,270,821      $   47,390,456      $  147,897,794      $  157,474,336


Please see notes to financial statements for further information.

                                  accessor 59

                                                ACCESSOR FUNDS, INC.
                                             STATEMENTS OF OPERATIONS
                                                 DECEMBER 31, 1998

----------------------------------------------------------------------------------------------------------------------------------

                                                                                VALUE AND         SMALL TO         INTERNATIONAL
                                                              GROWTH             INCOME            MID CAP             EQUITY
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign withholding taxes
  of $244,115 for International Equity Portfolio,
  and $1,939 for Growth Portfolio)                        $    1,238,413     $    1,983,416     $    1,639,994     $    1,937,967
  Interest                                                        75,128            425,419            371,675            346,768
                                                          --------------     --------------     --------------     --------------

  TOTAL INVESTMENT INCOME                                      1,313,541          2,408,835          2,011,669          2,284,735

EXPENSES:
Management fees (Note 3)                                         555,738            521,474          1,226,679            930,916
Money managers fees (Note 3)                                     238,320            370,779            768,350          1,015,548
Transfer agent and administration fees (Note 3)                  170,256            154,636            270,131            220,474
Fund accounting fees                                              40,041             40,211             58,387             71,856
Legal fees                                                        31,005             20,313             50,202             31,421
Audit fees                                                        12,989             18,755             19,159             23,232
Custodian fees                                                    12,308              9,180             19,122            310,808
Amortization of deferred organizational expenses                       -                  -                  -             13,984
Registration fees                                                 50,378             42,573             41,097             50,609
Directors fees                                                     3,071              2,969              2,944              2,969
Printing/Postage expense                                           1,614              4,851             10,615              2,072
Other                                                              9,385              7,627              8,535             11,280
Investor Class only (Notes 2 & 3):
Distribution and shareholder service fees                         22,491             13,942             20,941             21,312
Administrative services fees                                      22,491             13,942             20,941             21,312
                                                          --------------     --------------     --------------     --------------

  NET EXPENSES                                                 1,170,087          1,221,252          2,517,103          2,727,793
                                                          --------------     --------------     --------------     --------------

NET INVESTMENT INCOME (LOSS)                                     143,454          1,187,583          (505,434)          (443,058)

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains (losses) on:
  Investments                                                 13,472,712         10,807,315         15,196,539          4,703,972
  Foreign exchange                                                     -                  -                  -        (1,304,280)
  Options                                                              -                  -                  -                  -
Change in net unrealized appreciation (depreciation)
  of investments                                              36,852,522            763,235         18,018,953         21,065,999
Change in net unrealized depreciation of foreign currency              -                  -                  -           (46,299)
                                                          --------------     --------------     --------------     --------------

NET REALIZED AND UNREALIZED GAINS                             50,325,234         11,570,550         33,215,492         24,419,392
                                                          --------------     --------------     --------------     --------------

NET INCREASE RESULTING FROM OPERATIONS                    $   50,468,688     $   12,758,133     $   32,710,058     $   23,976,334
                                                          --------------     --------------     --------------     --------------
                                                          --------------     --------------     --------------     --------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                SHORT-                                U.S.
                                                            INTERMEDIATE     INTERMEDIATE        MORTGAGE         GOVERNMENT
                                                            FIXED-INCOME     FIXED-INCOME       SECURITIES           MONEY
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign withholding taxes
  of $244,115 for International Equity Portfolio,
  and $1,939 for Growth Portfolio)                         $            -   $            -    $            -    $            -
  Interest                                                      3,282,869        2,800,536         8,865,162         3,762,484
                                                           --------------   --------------    --------------    --------------

  TOTAL INVESTMENT INCOME                                       3,282,869        2,800,536         8,865,162         3,762,484

EXPENSES:
Management fees (Note 3)                                          190,353          170,642           495,210           175,048
Money managers fees (Note 3)                                       33,951           27,358           316,386                 -
Transfer agent and administration fees (Note 3)                    73,608           65,493           182,510            95,356
Fund accounting fees                                               37,121           34,065            74,141            30,896
Legal fees                                                         12,485           16,426            28,784             9,542
Audit fees                                                         18,402           18,755            22,100            16,863
Custodian fees                                                      4,525            4,414            37,439             5,327
Amortization of deferred organizational expenses                        -                -                 -                 -
Registration fees                                                  30,591           30,021            38,380            24,646
Directors fees                                                      2,973            3,080             2,980             2,584
Printing/Postage expense                                            2,707            4,843             5,242             6,661
Other                                                               7,130            9,821             7,971             4,896
Investor Class only (Notes 2 & 3):
Distribution and shareholder service fees                           6,826            3,764            20,108             5,390
Administrative services fees                                        6,826            3,764            20,108             5,390
                                                           --------------   --------------    --------------    --------------

  NET EXPENSES                                                    427,498          392,446         1,251,359           382,599
                                                           --------------   --------------    --------------    --------------

NET INVESTMENT INCOME (LOSS)                                    2,855,371        2,408,090         7,613,803         3,379,885

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains (losses) on:
  Investments                                                   1,805,578          615,501         1,204,713             2,662
  Foreign exchange                                                      -                -                 -                 -
  Options                                                               -                -           (25,810)                -
Change in net unrealized appreciation (depreciation)
  of investments                                                 (618,921)          87,741          (454,778)                -
Change in net unrealized depreciation of foreign currency               -                -                 -                 -
                                                           --------------   --------------    --------------    --------------

NET REALIZED AND UNREALIZED GAINS                               1,186,657          703,242           724,125             2,662
                                                           --------------   --------------    --------------    --------------

NET INCREASE RESULTING FROM OPERATIONS                     $    4,042,028   $    3,111,332    $    8,337,928    $    3,382,547
                                                           --------------   --------------    --------------    --------------
                                                           --------------   --------------    --------------    --------------

Please see notes to financial statements for further information.

                                  accessor 60

                              ACCESSOR FUNDS, INC.
                        STATEMENTS OF CHANGES IN NET ASSETS
                               DECEMBER 31, 1998

------------------------------------------------------------------------------------------------------------------------------------
                                                                          GROWTH PORTFOLIO          VALUE AND INCOME PORTFOLIO
                                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                   DEC. 31, 1998   DEC. 31, 1997   DEC. 31, 1998   DEC. 31, 1997
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income                                           $      143,454  $      461,988  $    1,187,583  $      816,667
  Net realized gain on investments                                    13,472,712      16,907,790      10,807,315       9,186,661
  Change in net unrealized appreciation of investments                36,852,522       4,574,902         763,235       7,639,735
                                                                  --------------  --------------  --------------  --------------

NET INCREASE RESULTING FROM OPERATIONS                                50,468,688      21,944,680      12,758,133      17,643,063

From Distributions:
  Net investment income                                                 (157,895)       (406,271)     (1,171,149)       (816,408)
     Advisor Class                                                             -               -         (28,451)              -
     Investor Class                                               --------------  --------------  --------------  --------------
                                                                        (157,895)       (460,271)     (1,199,600)       (816,408)
  Net realized gain on investments
     Advisor Class                                                   (13,128,264)    (15,608,927)    (10,936,917)     (8,426,264)
     Investor Class                                                   (1,458,188)              -      (1,071,932)              -
                                                                  --------------  --------------  --------------  --------------
                                                                     (14,586,452)    (15,608,927)    (12,008,849)     (8,426,264)

  In excess of net realized gain on investments
     Advisor Class                                                             -               -       (882,256)               -
     Investor Class                                                            -               -        (86,511)               -
                                                                  --------------  --------------  --------------  --------------
                                                                               -               -       (968,767)               -
                                                                  --------------  --------------  --------------  --------------

NET DECREASE RESULTING FROM DISTRIBUTIONS                            (14,744,347)    (16,069,198)    (14,177,216)     (9,242,672)

Capital share transactions (Note 4):
  Proceeds from subscriptions                                        105,180,652      42,600,128      84,974,025      45,978,728
  Reinvestment of distributions                                       10,503,938      11,189,025       8,519,703       6,614,169
  Cost of redemptions                                                (59,439,572)    (32,343,403)    (45,486,053)    (16,233,640)
                                                                  --------------  --------------  --------------  --------------

NET INCREASE RESULTING FROM CAPITAL SHARE TRANSACTIONS                56,245,018      21,445,750      48,007,675      36,359,257

  TOTAL INCREASE IN NET ASSETS                                        91,969,359      27,321,232      46,588,592      44,759,648

NET ASSETS:
  Beginning of year                                                   87,907,006      60,585,774      81,126,622      36,366,974
                                                                  --------------  --------------  --------------  --------------

  End of year                                                     $  179,876,365  $   87,907,006  $  127,715,214  $   81,126,622
                                                                  --------------  --------------  --------------  --------------
                                                                  --------------  --------------  --------------  --------------

  Undistributed Net Investment Income                             $            -  $        1,717  $            -  $          259
                                                                  --------------  --------------  --------------  --------------
                                                                  --------------  --------------  --------------  --------------

Please see notes to financial statements for further information.

                                  accessor 61

                                ACCESSOR FUNDS, INC.
                        STATEMENTS OF CHANGES IN NET ASSETS
                                 DECEMBER 31, 1998

----------------------------------------------------------------------------------------------------------------------------------
                                                                   SMALL TO MID CAP PORTFOLIO       INTERNATIONAL EQUITY PORTFOLIO
                                                                   YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                  DEC. 31, 1998    DEC. 31, 1997    DEC. 31, 1998    DEC. 31, 1997
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment loss                                            $     (505,434)  $       (3,818)  $     (443,058)  $     (236,704)
  Net realized gain on investments, options,
     and foreign currency                                            15,196,539       24,033,927        3,399,692        4,905,193
  Change in net unrealized appreciation of investments               18,018,953       14,019,209       21,019,700        4,620,705
                                                                 --------------   --------------   --------------   --------------

NET INCREASE ASSETS RESULTING FROM OPERATIONS                        32,710,058       38,049,318       23,976,334        9,289,194

From Distributions:
  Net realized gain on investments
     Advisor Class                                                  (16,858,274)     (19,306,498)      (2,754,762)      (4,905,193)
     Investor Class                                                  (1,270,675)               -         (344,546)               -
                                                                 --------------   --------------   --------------   --------------
                                                                    (18,128,949)     (19,306,498)      (3,099,308)      (4,905,193)
  In excess of net investment income - Advisor Class                          -         (102,695)               -                -

  In excess of net realized gain on investments - Advisor Class               -                -                -         (202,707)
                                                                 --------------   --------------   --------------   --------------

NET DECREASE RESULTING FROM DISTRIBUTIONS                           (18,128,949)     (19,409,193)      (3,099,308)      (5,107,900)

Capital share transactions (Note 4):
  Proceeds from subscriptions                                       229,596,797      114,006,085      126,134,699       93,636,071
  Reinvestment of distributions                                       8,422,677       11,867,758        1,671,525        3,517,461
  Cost of redemptions                                               (97,662,830)     (84,771,366)    (131,770,463)     (22,913,075)
                                                                 --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) RESULTING FROM CAPITAL
SHARE TRANSACTIONS                                                  140,356,644       41,102,477      (3,964,239)       74,240,457

     TOTAL INCREASE IN NET ASSETS                                   154,937,753       59,742,602       16,912,787       78,421,751

NET ASSETS:
  Beginning of year                                                 125,221,438       65,478,836      151,441,131       73,019,380
                                                                 --------------   --------------   --------------   --------------

  End of year                                                    $  280,159,191   $  125,221,438   $  168,353,918   $  151,441,131
                                                                 --------------   --------------   --------------   --------------
                                                                 --------------   --------------   --------------   --------------

  Undistributed Net Investment Income                            $            -   $            -   $            -   $            -
                                                                 --------------   --------------   --------------   --------------
                                                                 --------------   --------------   --------------   --------------

Please see notes to financial statements for further information.

                                  accessor 62

                               ACCESSOR FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                               DECEMBER 31, 1998

-----------------------------------------------------------------------------------------------------------------------------------
                                                     INTERMEDIATE FIXED-INCOME PORTFOLIO  SHORT-INTERMEDIATE FIXED-INCOME PORTFOLIO
                                                        YEAR ENDED         YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                       DEC. 31, 1998      DEC. 31, 1997       DEC. 31, 1998       DEC. 31, 1997
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income                                $   2,855,371      $   2,899,193       $   2,408,090       $   2,097,549
  Net realized gain on investments                         1,805,578             36,784             615,501               6,148
  Change in net unrealized appreciation
    (depreciation) of investments                           (618,921)         1,080,463              87,741             412,603
                                                       -------------      -------------       -------------       -------------

NET INCREASE RESULTING FROM OPERATIONS                     4,042,028          4,016,440           3,111,332           2,516,300

From Distributions:
  Net investment income
     Advisor Class                                        (2,691,289)        (2,900,522)         (2,311,435)         (2,098,114)
     Investor Class                                         (140,300)                 -             (76,102)                  -
                                                       -------------      -------------       -------------       -------------
                                                          (2,831,589)        (2,900,522)         (2,387,537)         (2,098,114)
  Net realized gain on investments
     Advisor Class                                          (172,760)                 -            (455,892)                  -
     Investor Class                                          (32,535)                 -             (66,763)                  -
                                                       -------------      -------------       -------------       -------------
                                                            (205,295)                 -            (522,655)                  -

  In excess of net investment income - Advisor Class               -                  -                   -              (4,419)
                                                       -------------      -------------       -------------       -------------
NET DECREASE RESULTING FROM DISTRIBUTIONS                 (3,036,884)        (2,900,522)         (2,910,192)         (2,102,533)

Capital share transactions (Note 4):
  Proceeds from subscriptions                             44,151,859         22,943,316          24,488,550          20,305,381
  Reinvestment of distributions                              998,916          1,033,657             669,137             249,894
  Cost of redemptions                                    (43,717,552)       (22,143,716)        (17,592,006)        (16,727,519)
                                                       -------------      -------------       -------------       -------------

NET INCREASE RESULTING FROM CAPITAL SHARE TRANSACTIONS     1,433,223          1,833,257           7,565,681           3,827,756

     TOTAL INCREASE IN NET ASSETS                          2,438,367          2,949,175           7,766,821           4,241,523

NET ASSETS:
  Beginning of year                                       55,196,910         52,247,735          40,942,042          36,700,519
                                                       -------------      -------------       -------------       -------------

  End of year                                          $  57,635,277      $  55,196,910       $  48,708,863       $  40,942,042
                                                       -------------      -------------       -------------       -------------
                                                       -------------      -------------       -------------       -------------

  Undistributed Net Investment Income                  $       3,185      $           -       $      18,764       $           -
                                                       -------------      -------------       -------------       -------------
                                                       -------------      -------------       -------------       -------------


Please see notes to financial statements for further information.

                                  accessor 63

                             ACCESSOR FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                              DECEMBER 31, 1998

----------------------------------------------------------------------------------------------------------------------------------
                                                        MORTGAGE SECURITIES PORTFOLIO            U.S. GOVERNMENT MONEY PORTFOLIO
                                                          YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                         DEC. 31, 1998       DEC. 31, 1997       DEC. 31, 1998       DEC. 31, 1997
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income                                 $    7,613,803      $    5,380,667      $    3,379,885      $    2,774,101
  Net realized gain (loss) on investments                    1,178,903           1,115,943               2,662              (5,036)
  Change in net unrealized appreciation
    (depreciation) of investments                             (454,778)          1,939,701                   -                   -
                                                        --------------      --------------      --------------      --------------

NET INCREASE RESULTING FROM OPERATIONS                       8,337,928           8,436,311           3,382,547           2,769,065

From Distributions:
  Net investment income
     Advisor Class                                          (7,113,868)         (5,380,667)         (3,286,631)         (2,774,283)
     Investor Class                                           (434,773)                  -             (93,249)                  -
                                                        --------------      --------------      --------------      --------------
                                                            (7,548,641)         (5,380,667)         (3,379,880)         (2,774,283)
  Net realized gain on investments
     Advisor Class                                          (1,038,630)           (408,792)                  -                   -
     Investor Class                                            (98,940)                  -                   -                   -
                                                        --------------      --------------      --------------      --------------
                                                            (1,137,570)           (408,792)                  -                   -
  In excess of net investment income - Advisor Class                 -             (37,546)                  -                   -
                                                        --------------      --------------      --------------      --------------
NET DECREASE RESULTING FROM DISTRIBUTIONS                   (8,686,211)         (5,827,005)         (3,379,880)         (2,774,283)

Capital share transactions (Note 4):
  Proceeds from subscriptions                               74,612,172          46,306,046         276,126,293          93,789,512
  Reinvestment of distributions                              1,725,139           1,482,818             151,860              59,844
  Cost of redemptions                                      (39,579,070)        (14,513,511)       (168,971,567)       (104,606,175)
                                                        --------------      --------------      --------------      --------------
NET INCREASE (DECREASE) RESULTING FROM CAPITAL
SHARE TRANSACTIONS                                          36,758,241          33,275,353         107,306,586         (10,756,819)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   36,409,958          35,884,659         107,309,253         (10,762,037)

NET ASSETS:
  Beginning of year                                        109,747,047          73,862,388          50,909,893          61,671,930
                                                        --------------      --------------      --------------      --------------

  End of year                                           $  146,157,005      $  109,747,047      $  158,219,146      $   50,909,893
                                                        --------------      --------------      --------------      --------------
                                                        --------------      --------------      --------------      --------------

  Undistributed Net Investment Income                   $      111,203      $            -      $            -      $            -
                                                        --------------      --------------      --------------      --------------
                                                        --------------      --------------      --------------      --------------


Please see notes to financial statements for further information.

                                  accessor 64

                              ACCESSOR FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                        FOR YEAR ENDING DECEMBER 31, 1998


1.   ORGANIZATION

     Accessor Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of eight diversified investment portfolios: Growth Portfolio, Value and Income Portfolio, Small to Mid Cap Portfolio (the "Equity Portfolios"), International Equity Portfolio (the "International Portfolio"), Intermediate Fixed-Income Portfolio, Short-Intermediate Fixed-Income Portfolio, Mortgage Securities Portfolio (the "Bond Portfolios"), and U.S. Government Money Portfolio (the "Money Portfolio") (individually, a "Portfolio", collectively, the "Portfolios"). The Fund was incorporated in Maryland on June 10, 1991. Each Portfolio offers two classes of shares, Advisor Class Shares and Investor Class Shares. Both classes of shares have identical rights and privileges except with respect to expenses specific to each class, and voting rights on matters affecting a single class, including distribution, shareholder service and administrative services arrangements.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Portfolios.

     SECURITY VALUATION

     Equity securities listed and traded principally on a national securities exchange are valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Domestic over-the-counter equity and fixed income securities and options are valued on the basis of the closing bid price. International securities traded over-the-counter are valued on the basis of the mean of bid prices. Futures contracts are valued on the basis of the last sales price.

     Domestic fixed-income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) are valued on the basis of quotations obtained from dealers or pricing services with consideration of such factors as institutional-sized trading in similar groups of securities, quality, yield, coupon rate, maturity, type of issue, trading characteristics and other market data.

     Investments in the Money Portfolio and short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

     Investments for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes as required by Federal Income Tax regulations. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

     FOREIGN CURRENCY TRANSACTIONS

     The books and records of the Portfolios are maintained in U.S. dollars. The Bond Portfolios may purchase debt obligations that are payable in a foreign currency, and the International Portfolio and Equity Portfolios may purchase equity securities that are payable in a foreign currency. For these Portfolios, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the day of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the rate on the dates of the transactions.

     Reported net realized foreign exchange gains or losses arise from sales of securities denominated in foreign currencies, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amount of expenses recorded on each of the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the exchange rates.

     The Portfolios (other than the Money Portfolio) report certain foreign currency related security transactions as components of realized gains or losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes. The Portfolios isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuation arising from changes in market prices of equity securities.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the accessor 65

                              ACCESSOR FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                        FOR YEAR ENDING DECEMBER 31, 1998


     difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

     OFF-BALANCE SHEET RISK

     The Portfolios may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions.

     The notional or contractual amounts of these instruments represent the investment the Portfolios have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     FUTURES CONTRACTS

     The Portfolios (other than the Money Portfolio) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. The International Portfolio may also purchase and write futures contracts on foreign currencies. A Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Portfolio each day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Portfolio. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Portfolios is that the change in the value of the underlying securities may not correlate to the change in value of the contracts.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     The International Portfolio will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Portfolio's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     OPTIONS TRANSACTIONS

     The Portfolios (other than the Money Portfolio) may purchase and sell call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Portfolios may also purchase and sell call and put options on foreign currencies. The Equity Portfolios may utilize options to equitize liquidity reserve balances.

     When any of the Portfolios writes a covered call or put option, an amount equal to the premium received is included in that Portfolio's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Portfolio has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

     When any of the Portfolios purchases a call or put option, an amount equal to the premium paid is included in that Portfolio's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Portfolio exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

                                  accessor 66

                              ACCESSOR FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                        FOR YEAR ENDING DECEMBER 31, 1998


     The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Portfolio, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

     REPURCHASE AGREEMENTS

     The Portfolios may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller's agreement to repurchase them at a specified time and price) with well-established dealers or institutions that the Portfolios' management has determined to be creditworthy. It is the Portfolios' policy to take possession of the underlying securities and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Portfolios under each repurchase agreement.

     DISTRIBUTIONS TO SHAREHOLDERS

     Distributions from net investment income are declared daily and paid monthly for the Money Portfolio; declared and paid monthly for the Bond Portfolios; declared and paid quarterly for the Equity Portfolios; declared and paid annually for the International Portfolio. Distributions of net realized gains, if any, will be declared and paid at least annually for all Portfolios. Distributions to shareholders are recorded on the ex-dividend date.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

     FEDERAL INCOME TAXES

     It is each Portfolio's intention to comply with the requirements of the Internal Revenue Code (the "Code") to qualify as a regulated investment company and distribute all of its taxable income and realized gains, if any, to shareholders. In addition, by distributing all of its taxable income and realized gains to shareholders, the Portfolios will not be subject to a Federal excise tax. Accordingly, no provision for Federal income taxes is required in the financial statements.

     Each Portfolio files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income and net realized gains or losses reported in these financial statements may differ from that reported in each Portfolio's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying financial statements. Net investment losses, for tax purposes, are reclassified to paid-in capital.

     FORWARD COMMITMENTS

     The Portfolios may contract to purchase securities for a fixed price at a future date beyond the customary settlement period (i.e. "when issued," "delayed delivery," "forward commitment" or "TBA") consistent with a Portfolio's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Portfolio on such purchases until the securities are delivered; however the market value may change prior to delivery.

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

     ORGANIZATIONAL EXPENSES

     Organizational expenses are being amortized on a straight-line basis over a period not to exceed 60 months.

     OTHER

     Shared expenses incurred by the Fund are allocated among the Portfolios based on each Portfolio's ratio of relative net assets to the combined net assets. Specifically identified direct expenses are charged to each Portfolio as incurred. Investment accessor 67

                              ACCESSOR FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                        FOR YEAR ENDING DECEMBER 31, 1998


     income, realized and unrealized gains and losses and Portfolio expenses not specific to any class of shares are prorated among the classes based upon the relative net assets of each class. Specifically identified direct expenses of each class are charged to that class as incurred to the extent practicable.

     ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   RELATED PARTY TRANSACTIONS

     MANAGER

     The Fund has a management agreement with Accessor Capital Management LP ("Accessor Capital"), formerly Bennington Capital Management L.P. Pursuant to this agreement, Accessor Capital operates and administers the provision of all general management, investment advisory and portfolio management services. Accessor Capital also manages the U.S. Government Money Portfolio. Fees paid to Accessor Capital are computed monthly based on the following annualized rates calculated on the average daily net assets of each Portfolio:

               PORTFOLIO                              ANNUAL MANAGEMENT FEE
               ------------------------------------------------------------
               Growth                                         0.45%
               Value and Income                               0.45
               Small to Mid Cap                               0.60
               International Equity                           0.55
               Intermediate Fixed-Income                      0.36
               Short-Intermediate Fixed-Income                0.36
               Mortgage Securities                            0.36
               U.S. Government Money                          0.25

     MONEY MANAGERS

     Each Portfolio's assets (other than the U.S. Government Money Portfolio) are invested by an investment management organization (individually, a "Money Manager"; collectively, the "Money Managers"), researched and recommended by Accessor Capital. For the first five complete calendar quarters of investment operations for a Portfolio, each Portfolio will pay its respective Money Manager on a quarterly basis an annual fee based on the average daily net assets of the Portfolio managed by such Money Manager. This fee has two components, the Basic Fee and the Portfolio Management Fee. Commencing with the sixth calendar quarter of investment operations for each Portfolio, the Money Manager fee consists of two components, the Basic Fee and the Performance Fee.

     The Performance Fee component is adjusted each quarter based on the annualized investment performance of each Money Manager relative to the annualized investment performance of the following benchmark indices, which may be changed only with the approval of the Fund's Board of Directors:

                 PORTFOLIO                                   INDEX
       -----------------------------------------------------------------------------------------------------
       Growth                                      S&P 500/BARRA Growth Index
       Value and Income                            S&P 500/BARRA Value Index
       Small to Mid Cap                            Wilshire 4500 Index
       International Equity                        Morgan Stanley Capital International EAFE-R- + EMF Index
       Intermediate Fixed-Income                   Lehman Brothers Government/Corporate Index
       Short-Intermediate Fixed-Income             Lehman Brothers Government/Corporate 1-5 Year Index
       Mortgage Securities                         Lehman Brothers Mortgage-Backed Securities Index

                                  accessor 68

                              ACCESSOR FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                        FOR YEAR ENDING DECEMBER 31, 1998


     For the year ended December 31, 1998, the following Basic Fees, Portfolio Management Fees and Performance Fees were calculated based on the average daily net assets of the Portfolios:

                                                               PORTFOLIO
                                               BASIC          MANAGEMENT       PERFORMANCE          TOTAL
          PORTFOLIO          QUARTER            FEE               FEE              FEE               FEE
     -------------------------------------------------------------------------------------------------------
     GROWTH                1st Quarter          0.10%             0.10%            -                 0.20%
                           2nd Quarter          0.10%             0.10%            -                 0.20%
                           3rd Quarter          0.10%             0.10%            -                 0.20%
                           4th Quarter          0.10%             0.10%            -                 0.20%

     VALUE AND INCOME      1st Quarter          0.10%                 -          0.22%               0.32%
                           2nd Quarter          0.10%                 -          0.22%               0.32%
                           3rd Quarter          0.10%                 -          0.22%               0.32%
                           4th Quarter          0.10%                 -          0.22%               0.32%

     SMALL TO MID CAP      1st Quarter          0.10%                 -          0.22%               0.32%
                           2nd Quarter          0.10%                 -          0.22%               0.32%
                           3rd Quarter          0.00%                 -          0.42%               0.42%
                           4th Quarter          0.00%                 -          0.42%               0.42%

     INTERNATIONAL         1st Quarter          0.20%                 -          0.40%               0.60%
     EQUITY                2nd Quarter          0.20%                 -          0.40%               0.60%
                           3rd Quarter          0.20%                 -          0.40%               0.60%
                           4th Quarter          0.20%                 -          0.40%               0.60%

     INTERMEDIATE          1st Quarter          0.07%                 -          0.08%               0.15%
     FIXED-INCOME          2nd Quarter          0.07%                 -          0.08%               0.15%
                           3rd Quarter*         0.00%                 -          0.00%               0.00%
                           4th Quarter          0.02%             0.02%          0.00%               0.04%

     SHORT-                1st Quarter          0.07%                 -          0.08%               0.15%
     INTERMEDIATE          2nd Quarter          0.07%                 -          0.08%               0.15%
     FIXED-INCOME          3rd Quarter*         0.00%                 -          0.00%               0.00%
                           4th Quarter          0.02%             0.02%          0.00%               0.04%

     MORTGAGE              1st Quarter          0.07%                 -          0.16%               0.23%
     SECURITIES            2nd Quarter          0.07%                 -          0.16%               0.23%
                           3rd Quarter          0.07%                 -          0.16%               0.23%
                           4th Quarter          0.07%                 -          0.16%               0.23%

     * ACCESSOR CAPITAL DIRECTLY MANAGED THE ASSETS OF THESE PORTFOLIOS. THUS, NO MONEY MANAGER FEES ASSOCIATED WITH THESE PORTFOLIOS WERE INCURRED DURING 3RD QUARTER.

     DISTRIBUTION AND SHAREHOLDER SERVICE PLANS

     The Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to the Investor Class Shares of each Portfolio to reimburse third party intermediaries or other service organizations each month for distribution-related expenses incurred. Under the terms of the Distribution Plan, the Fund will reimburse third party selling and distribution agents responsible for sales and promotional efforts including printing of prospectuses and reports used for sales purposes. The Fund has adopted a Shareholder Service Plan with respect to the Investor Class Shares of each Portfolio to reimburse third party service organizations who provide account maintenance services.

     The maximum amount payable to service organizations under the Distribution Plan and Shareholder Service Plan, in aggregate, may not exceed on an annual basis 0.25% of the average daily net assets of each Portfolio attributable to Investor Class Shares. No 12b-1 fees were incurred during 1998. All shareholder service fees were paid to third party service organizations.

     ADMINISTRATIVE SERVICES PLAN

     The Fund has adopted an Administrative Services Plan with respect to the Investor Class Shares of each Portfolio to reimburse third party service organizations who provide administrative and support services. The maximum amount payable to service organizations under the Administrative Services Plan for these expenses on an annual basis is 0.25% of the average daily net assets of each Portfolio attributable to Investor Class Shares, provided, however, that no Portfolio shall directly or indirectly pay any distribution-related amounts that will be allocated under the Fund's Distribution Plan. All administrative services fees were paid to third party service organizations.

                                  accessor 69

                              ACCESSOR FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                        FOR YEAR ENDING DECEMBER 31, 1998


     TRANSFER AGENT AND ADMINISTRATION

     The Fund has a Transfer Agency and Administrative Agreement with Accessor Capital. Pursuant to this agreement, Accessor Capital acts as transfer agent and administrator to the Fund, performing all transfer agent and certain compliance services. The fees are computed at the annual rate of 0.13% expressed as a percentage of the average daily net assets per Portfolio.

4.   SHARES OF STOCK

     The Fund, incorporated in Maryland on June 10, 1991, is authorized to issue 15,000,000,000 shares of Common Stock, $.001 par value. Transactions in shares of the Portfolios were as follows:

                                                    Growth Portfolio                       Growth Portfolio
                                                     (Advisor Class)                       (Investor Class)
                                               Shares            Amount               Shares            Amount
     -------------------------------------------------------------------------------------------------------------
     YEAR ENDED DECEMBER 31, 1998
     Shares subscribed                      3,402,974        $  85,951,964             732,542         $19,228,688
     Shares issued on reinvestment
      of distributions                        321,041            9,129,445              47,659           1,374,493
     Shares redeemed                       (2,335,317)         (59,072,350)            (14,140)           (367,222)
                                         ------------        -------------             -------         -----------
     Net increase (decrease)                1,388,698        $  36,009,059             766,061         $20,235,959

     YEAR ENDED DECEMBER 31, 1997
     Shares subscribed                      1,828,825        $  42,600,128
     Shares issued on reinvestment
      of distributions                        511,145           11,189,025
     Shares redeemed                       (1,370,970)         (32,343,403)
                                         ------------        -------------
     Net increase (decrease)                  969,000        $  21,445,750

                                               VALUE AND INCOME PORTFOLIO             VALUE AND INCOME PORTFOLIO
                                                     (ADVISOR CLASS)                       (INVESTOR CLASS)
                                               SHARES            AMOUNT               SHARES            AMOUNT
     -------------------------------------------------------------------------------------------------------------
     YEAR ENDED DECEMBER 31, 1998
     Shares subscribed                      3,235,994        $  71,808,692             575,624         $13,165,333
     Shares issued on reinvestment
      of distributions                        351,229            7,460,324              50,458           1,059,379
     Shares redeemed                       (2,019,203)         (45,293,298)             (8,819)           (192,755)
                                         ------------        -------------             -------         -----------
     Net increase (decrease)                1,568,020        $  33,975,718             617,263         $14,031,957

     YEAR ENDED DECEMBER 31, 1997
     Shares subscribed                      2,267,839        $  45,978,728
     Shares issued on reinvestment
      of distributions                        317,161            6,614,169
     Shares redeemed                         (749,022)         (16,233,640)
                                         ------------        -------------
     Net increase (decrease)                1,835,978        $  36,359,257

                                               SMALL TO MID CAP PORTFOLIO             SMALL TO MID CAP PORTFOLIO
                                                     (ADVISOR CLASS)                       (INVESTOR CLASS)
                                               SHARES            AMOUNT               SHARES            AMOUNT
     -------------------------------------------------------------------------------------------------------------
     YEAR ENDED DECEMBER 31, 1998
     Shares subscribed                      9,320,690         $210,763,396             787,121         $18,833,401
     Shares issued on reinvestment
      of distributions                        308,678            7,185,331              53,104           1,237,346
     Shares redeemed                       (4,285,782)         (97,340,937)            (14,868)           (321,893)
                                         ------------        -------------             -------         -----------
     Net increase (decrease)                5,343,586         $120,607,790             825,357         $19,748,854

     YEAR ENDED DECEMBER 31, 1997
     Shares subscribed                      5,314,273        $ 114,006,085
     Shares issued on reinvestment
      of distributions                        544,550           11,867,758
     Shares redeemed                       (3,598,865)         (84,771,366)
                                         ------------        -------------
     Net increase (decrease)                2,259,958        $  41,102,477

                                  accessor 70

                              ACCESSOR FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                        FOR YEAR ENDING DECEMBER 31, 1998

                                             INTERNATIONAL EQUITY PORTFOLIO         INTERNATIONAL EQUITY PORTFOLIO
                                                     (ADVISOR CLASS)                       (INVESTOR CLASS)
                                               SHARES            AMOUNT               SHARES            AMOUNT
     -------------------------------------------------------------------------------------------------------------
     YEAR ENDED DECEMBER 31, 1998
     Shares subscribed                      6,463,056         $106,249,826           1,122,863         $19,884,873
     Shares issued on reinvestment
      of distributions                         79,349            1,335,439              20,017             336,086
     Shares redeemed                       (7,914,102)        (131,480,826)            (17,773)           (289,637)
                                         ------------        -------------           ---------         -----------
     Net increase (decrease)               (1,371,697)        $(23,895,561)          1,125,107         $19,931,322

     YEAR ENDED DECEMBER 31, 1997
     Shares subscribed                      6,193,641          $93,636,071
     Shares issued on reinvestment
      of distributions                        235,796            3,517,461
     Shares redeemed                       (1,497,678)         (22,913,075)
                                         ------------        -------------
     Net increase (decrease)                4,931,759          $74,240,457

                                                INTERMEDIATE FIXED-INCOME             INTERMEDIATE FIXED-INCOME
                                                        PORTFOLIO                              PORTFOLIO
                                                     (ADVISOR CLASS)                       (INVESTOR CLASS)
                                               SHARES            AMOUNT               SHARES            AMOUNT
     -------------------------------------------------------------------------------------------------------------
     YEAR ENDED DECEMBER 31, 1998
     Shares subscribed                      2,812,050        $  34,756,600             758,860         $ 9,395,259
     Shares issued on reinvestment
      of distributions                         72,912              899,472               7,981              99,444
     Shares redeemed                       (3,524,161)         (43,301,432)            (33,208)           (416,120)
                                         ------------        -------------           ---------         -----------
     Net increase (decrease)                (639,199)         ($7,645,360)             733,633         $ 9,078,583

     YEAR ENDED DECEMBER 31, 1997
     Shares subscribed                      1,908,703        $  22,943,316
     Shares issued on reinvestment
      of distributions                         86,534            1,033,657
     Shares redeemed                       (1,855,513)         (22,143,716)
                                         ------------        -------------
     Net increase (decrease)                  139,724        $   1,833,257

                                             SHORT-INTERMEDIATE FIXED-INCOME       SHORT-INTERMEDIATE FIXED-INCOME
                                                        PORTFOLIO                              PORTFOLIO
                                                     (ADVISOR CLASS)                       (INVESTOR CLASS)
                                               SHARES            AMOUNT               SHARES            AMOUNT
     -------------------------------------------------------------------------------------------------------------
     YEAR ENDED DECEMBER 31, 1998
     Shares subscribed                      1,468,493        $  18,169,344             506,360         $ 6,319,206
     Shares issued on reinvestment
      of distributions                         49,077              600,883               5,534              68,254
     Shares redeemed                       (1,410,917)         (17,537,006)             (4,397)            (55,000)
                                         ------------        -------------           ---------         -----------
     Net increase (decrease)                  106,653        $   1,233,221             507,497         $ 6,332,460

     YEAR ENDED DECEMBER 31, 1997
     Shares subscribed                      1,669,600        $  20,305,381
     Shares issued on reinvestment
      of distributions                         20,522              249,894
     Shares redeemed                       (1,370,087)         (16,727,519)
                                         ------------        -------------
     Net increase (decrease)                  320,035        $   3,827,756

                                  accessor 71

                              ACCESSOR FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                        FOR YEAR ENDING DECEMBER 31, 1998

                                              MORTGAGE SECURITIES PORTFOLIO          MORTGAGE SECURITIES PORTFOLIO
                                                     (ADVISOR CLASS)                       (INVESTOR CLASS)
                                               SHARES            AMOUNT               SHARES            AMOUNT
     -------------------------------------------------------------------------------------------------------------
     YEAR ENDED DECEMBER 31, 1998
     Shares subscribed                      4,501,044        $  57,136,825           1,378,173         $17,475,347
     Shares issued on reinvestment
      of distributions                        127,522            1,611,774               9,003             113,365
     Shares redeemed                       (3,112,328)         (39,481,462)             (7,688)            (97,608)
                                         ------------        -------------           ---------         -----------
     Net increase (decrease)                1,516,238        $  19,267,137           1,379,488         $17,491,104

     YEAR ENDED DECEMBER 31, 1997
     Shares subscribed                      3,723,266        $  46,306,046
     Shares issued on reinvestment
      of distributions                        119,485            1,482,818
     Shares redeemed                       (1,168,546)         (14,513,511)
                                         ------------        -------------
     Net increase (decrease)                2,674,205        $  33,275,353

                                                  U.S. GOVERNMENT MONEY                 U.S. GOVERNMENT MONEY
                                                        PORTFOLIO                              PORTFOLIO
                                                     (ADVISOR CLASS)                       (INVESTOR CLASS)
                                               SHARES            AMOUNT               SHARES            AMOUNT
     -------------------------------------------------------------------------------------------------------------

     YEAR ENDED DECEMBER 31, 1998
     Shares subscribed                    268,676,066       $  268,676,067           7,450,226         $ 7,450,226
     Shares issued on reinvestment
      of distributions                        151,613              151,613                 247                 247
     Shares redeemed                     (166,592,141)        (166,592,141)         (2,379,426)         (2,379,426)
                                         ------------       --------------          ----------         -----------
     Net increase (decrease)              102,235,538       $  102,235,539           5,071,047         $ 5,071,047

     YEAR ENDED DECEMBER 31, 1997
     Shares subscribed                     93,789,699       $   93,789,512
     Shares issued on reinvestment
      of distributions                         59,844               59,844
     Shares redeemed                     (104,606,175)        (104,606,175)
                                        -------------       --------------
     Net increase (decrease)              (10,756,632)      $  (10,756,819)


5.   SECURITIES TRANSACTIONS

     During the year ended December 31, 1998, purchases and sales of investments, other than short-term investments and U.S. Government securities aggregated, were as follows:

          PORTFOLIO                                       PURCHASES                           SALES
          -----------------------------------------------------------------------------------------
          Growth                                       $176,071,252                    $136,919,267
          Value and Income                              149,190,409                     110,679,541
          Small to Mid Cap                              357,867,650                     236,321,068
          International Equity                          320,490,666                     329,141,944
          Intermediate Fixed-Income                      34,131,438                      12,832,737
          Short-Intermediate Fixed-Income                18,320,250                       1,170,000
          Mortgage Securities                            36,791,923                      23,236,056

     During the year ended December 31, 1998, purchases and sales of long-term U.S. Government securities, were as follows:

          PORTFOLIO                                       PURCHASES                           SALES
          -----------------------------------------------------------------------------------------
          Intermediate Fixed-Income                  $   26,304,509                   $  42,978,143
          Short-Intermediate Fixed-Income                20,561,643                      30,390,223
          Mortgage Securities                           342,965,330                     337,622,220

                                  accessor 72

                              ACCESSOR FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                        FOR YEAR ENDING DECEMBER 31, 1998

6.   IDENTIFIED COST

     The identified cost for federal income tax purposes of investments owned by each Portfolio, their respective gross unrealized appreciation/ (depreciation), and resulting net unrealized appreciation/(depreciation) as applicable at December 31, 1998 were as follows:

                                         IDENTIFIED         GROSS UNREALIZED    GROSS UNREALIZED     NET UNREALIZED
                                             COST              APPRECIATION       (DEPRECIATION)       APPRECIATION
     --------------------------------------------------------------------------------------------------------------
     Growth                            $ 125,273,653           $ 52,927,501      $   (384,279)      $   52,543,222
     Value and Income                    113,491,930             19,576,341        (5,351,940)          14,224,401
     Small to Mid Cap                    235,550,497             48,161,067        (6,930,250)          41,230,817
     International Equity                137,998,069             36,136,398        (2,577,216)          33,559,182
     Intermediate Fixed-Income            55,271,892              1,212,518          (154,932)           1,057,586
     Short-Intermediate Fixed-Income      47,390,456                550,761           (73,334)             477,427
     Mortgage Securities                 147,940,388              2,197,647          (257,623)           1,940,024

7.   DIVIDENDS

     The following dividends were declared from net investment income with an ex-date of January 29, 1999, payable on February 1, 1999, to the shareholders of record on January 28, 1999:

           PORTFOLIO                                   ADVISOR CLASS                  INVESTOR CLASS
           -----------------------------------------------------------------------------------------
           Intermediate Fixed- Income                      $0.053438                       $0.048417
           Short-Intermediate Fixed-Income                  0.050539                        0.045481
           Mortgage Securities                              0.057049                        0.051973

                                  accessor 73

                                 ACCESSOR FUNDS, INC.
                                 FINANCIAL HIGHLIGHTS
                      (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

--------------------------------------------------------------------------------------------------------------------------
                                                                                                            INVESTOR(1)
                                                                       ADVISOR CLASS                           CLASS
GROWTH PORTFOLIO                              1998          1997        1996         1995         1994          1998
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period        $ 21.57       $ 19.51      $ 17.99      $ 14.37      $ 14.16       $ 26.38
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Net investment income (loss)             0.04          0.13         0.19         0.15         0.13        (0.05)
      Net realized and unrealized gain on
        investments                            9.91          6.31         3.35         4.76         0.42          4.52
                                          ----------    ----------   ----------   ----------   ----------   -----------

Total from investment operations               9.95          6.44         3.54         4.91         0.55          4.47
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Distributions from net investment
        income                                (0.03)        (0.13)       (0.19)       (0.15)       (0.13)              -
      Distributions from capital gains        (2.61)        (4.25)       (1.83)       (1.14)       (0.21)        (2.03)
                                          ----------    ----------   ----------   ----------   ----------   -----------

Total distributions                           (2.64)        (4.38)       (2.02)       (1.29)       (0.34)        (2.03)
                                          ----------    ----------   ----------   ----------   ----------   -----------

Net Asset Value, end of period              $ 28.88       $ 21.57      $ 19.51      $ 17.99      $ 14.37       $ 28.82
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Total return (2)                              46.65 %       33.24 %      19.83 %      34.32 %       3.99 %       16.96 %
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Net assets, end of period (in thousands)  $ 157,799      $ 87,907     $ 60,586     $ 48,532     $ 23,534      $ 22,077
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Ratios of expenses to average net
  assets:
      After Accessor Capital fee waivers       0.92 %        0.93 %       1.13 %       1.26 %       1.76 %        1.41 %*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Before Accessor Capital fee
        waivers                                0.92 %        0.93 %       1.13 %       1.26 %       1.83 %        1.41 %*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Ratio of net investment income
  (loss) to average net assets

    After Accessor Capital fee
      waivers                                  0.16 %        0.56 %       0.97 %       0.97 %       1.02 %       (0.40)%*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

   Before Accessor Capital fee
     waivers                                   0.16 %        0.56 %       0.97 %       0.97 %       0.95 %       (0.40)%*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Portfolio turnover rate                      112.42 %      131.75 %      81.79 %      99.73 %      57.71 %      112.42 %
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

(1)   Class commenced operations on July 01, 1998.

(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each class.

*     Annualized

Please see notes to financial statements for further information accessor 74

                                 ACCESSOR FUNDS, INC.
                                 FINANCIAL HIGHLIGHTS
                      (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

--------------------------------------------------------------------------------------------------------------------------
                                                                                                            INVESTOR(1)
                                                                       ADVISOR CLASS                           CLASS
VALUE AND INCOME PORTFOLIO                   1998          1997        1996         1995         1994          1998
--------------------------------------------------------------------------------------------------------------------------

Net Asset Value, beginning of period        $ 20.88       $ 17.75      $ 15.91      $ 13.01      $ 13.58       $ 23.41
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Net investment income                    0.24          0.26         0.24         0.33         0.25          0.05
      Net realized and unrealized gain
       (loss) on investments                   2.45          5.54         3.51         3.96        (0.51)        (0.31)
                                          ----------    ----------   ----------   ----------   ----------   -----------

Total from investment operations               2.69          5.80         3.75         4.29        (0.26)        (0.26)
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Distributions from net investment
        income                                (0.24)        (0.26)       (0.24)       (0.33)       (0.25)        (0.06)
      Distributions from capital gains        (2.12)        (2.41)       (1.67)       (1.06)       (0.05)        (1.90)
      Distributions in excess of
        capital gains                         (0.17)            -            -            -        (0.01)        (0.15)
                                          ----------    ----------   ----------   ----------   ----------   -----------

Total distributions                           (2.53)        (2.67)       (1.91)       (1.39)       (0.31)        (2.11)
                                          ----------    ----------   ----------   ----------   ----------   -----------

Net Asset Value, end of period              $ 21.04       $ 20.88      $ 17.75      $ 15.91      $ 13.01       $ 21.04
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Total return (2)                              12.89 %       32.94 %      23.94 %      33.25 %      (1.93) %      (1.09) %
                                          ----------    ----------   ----------   ----------   ----------   -----------

Net assets, end of period (in thousands)  $ 114,728      $ 81,127     $ 36,367     $ 24,915     $ 19,999      $ 12,987
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Ratios of expenses to average net assets:
      After Accessor Capital fee waivers       1.03 %        1.05 %       1.21 %       1.40 %       1.77 %        1.55 %*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Before Accessor Capital fee waivers      1.03 %        1.05 %       1.21 %       1.40 %       1.85 %        1.55 %*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Ratio of net investment income to
  average net assets
      After Accessor Capital fee waivers       1.06 %        1.32 %       1.43 %       2.18 %       2.00 %        0.44 %*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Before Accessor Capital fee waivers      1.06 %        1.32 %       1.43 %       2.18 %       1.92 %        0.44 %*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Portfolio turnover rate                      104.85 %       68.14 %      93.54 %     100.88 %      54.26 %      104.85 %
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

(1)   Class commenced operations on July 01, 1998.

(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each class.

*     Annualized

Please see notes to financial statements for further information accessor 75

                                 ACCESSOR FUNDS, INC.
                                 FINANCIAL HIGHLIGHTS
                      (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

--------------------------------------------------------------------------------------------------------------------------
                                                                                                            INVESTOR(1)
                                                                       ADVISOR CLASS                           CLASS
SMALL TO MID CAP PORTFOLIO                    1998          1997        1996         1995         1994          1998
--------------------------------------------------------------------------------------------------------------------------

Net Asset Value, beginning of period        $ 21.82       $ 18.82      $ 17.60      $ 14.08      $ 14.79       $ 24.44
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Net investment income (loss)            (0.05)            -         0.07         0.06        (0.01)        (0.09)
      Net realized and unrealized gain
        (loss) on  investments                 3.50          6.75         4.22         4.42        (0.59)         0.86
                                          ----------    ----------   ----------   ----------   ----------   -----------

Total from investment operations               3.45          6.75         4.29         4.48        (0.60)         0.77
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Distributions from net investment
        income                                    -             -        (0.07)       (0.06)           -             -
      Distributions from capital gains        (1.74)        (3.73)       (3.00)       (0.90)       (0.10)        (1.74)
      Distribution in excess of net
        investment income                         -         (0.02)           -            -            -             -
      Return of capital distributions             -             -            -            -        (0.01)            -
                                          ----------    ----------   ----------   ----------   ----------   -----------

Total distributions                           (1.74)        (3.75)       (3.07)       (0.96)       (0.11)        (1.74)
                                          ----------    ----------   ----------   ----------   ----------   -----------

Net Asset Value, end of period              $ 23.53       $ 21.82      $ 18.82      $ 17.60      $ 14.08       $ 23.47
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Total return (2)                              15.98 %       36.14 %      24.85 %      31.98 %      (4.07)%        3.32 %
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Net assets, end of period (in thousands)  $ 260,792     $ 125,221     $ 65,479     $ 49,803     $ 24,148      $ 19,367
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Ratios of expenses to average net assets:
      After Accessor Capital fee waivers       1.22 %        1.15 %       1.17 %       1.31 %       1.98 %        1.77 %*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Before Accessor Capital fee waivers      1.22 %        1.15 %       1.17 %       1.31 %       2.38 %        1.77 %*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Ratio of net investment income to average
   net assets
      After Accessor Capital fee waivers      (0.22)%           - %       0.37 %       0.41 %      (0.18)%       (0.84)%*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Before Accessor Capital fee waivers     (0.22)%           - %       0.37 %       0.41 %      (0.58)%       (0.84)%*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Portfolio turnover rate                      110.07 %      129.98 %     113.44 %      84.26 %      30.14 %      110.07 %
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

(1)   Class commenced operations on June 24, 1998.

(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each class.

*     Annualized

Please see notes to financial statements for further information accessor 76

                                 ACCESSOR FUNDS, INC.
                                 FINANCIAL HIGHLIGHTS
                      (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

--------------------------------------------------------------------------------------------------------------------------
                                                                                                            INVESTOR(2)
                                                                       ADVISOR CLASS                           CLASS
INTERNATIONAL EQUITY PORTFOLIO                 1998          1997        1996         1995         1994(1)      1998
--------------------------------------------------------------------------------------------------------------------------

Net Asset Value, beginning of period         $ 14.83      $ 13.83      $ 12.55      $ 11.67      $ 12.00       $ 17.88
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Net investment income (loss)            (0.03)        (0.02)       (0.06)        0.05         0.01         (0.06)
      Net realized and unrealized gain
        (loss) on investments                  2.41          1.54         1.80         0.83        (0.34)        (0.66)
                                          ----------    ----------   ----------   ----------   ----------   -----------

Total from investment operations               2.38          1.52         1.74         0.88        (0.33)        (0.72)
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Distributions from capital gains        (0.31)        (0.50)       (0.44)           -            -         (0.31)
      Distributions in excess of
        capital gains                             -         (0.02)       (0.02)           -            -             -
                                          ----------    ----------   ----------   ----------   ----------   -----------

Total distributions                           (0.31)        (0.52)       (0.46)           -            -         (0.31)
                                          ----------    ----------   ----------   ----------   ----------   -----------

Net Asset Value, end of period              $ 16.90       $ 14.83      $ 13.83      $ 12.55      $ 11.67       $ 16.85
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Total return (3)                              16.07 %       10.96 %      13.78 %       7.63 %      (2.75)%       (4.01)%
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Net assets, end of period (in thousands)  $ 149,391     $ 151,441     $ 73,019     $ 39,102      $ 7,566      $ 18,963
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Ratios of expenses to average net assets:
      After Accessor Capital fee waivers       1.59 %        1.55 %       1.52 %       1.83 %       1.86 %*       2.05 %*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Before Accessor Capital fee waivers      1.59 %        1.55 %       1.52 %       1.93 %       4.06 %*       2.05 %*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Ratio of net investment income (loss) to
  average net assets
      After Accessor Capital fee waivers      (0.24)%       (0.20)%      (0.26)%       0.10 %       0.38 %*      (0.68)%*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Before Accessor Capital fee waivers     (0.24)%       (0.20)%      (0.26)%          - %       (1.82)%*     (0.68)%*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Portfolio turnover rate                      196.37 %      196.66 %     157.66 %      84.85 %       0.82 %       196.37 %
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

(1) For the period of October 3, 1994 (commencement of operations) through December 31, 1994.

(2)   Class commenced operations on July 06, 1998.

(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each class.

*     Annualized.

Please see notes to financial statements for further information accessor 77

                                 ACCESSOR FUNDS, INC.
                                 FINANCIAL HIGHLIGHTS
                      (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

--------------------------------------------------------------------------------------------------------------------------
                                                                                                            INVESTOR(1)
                                                                       ADVISOR CLASS                           CLASS
INTERMEDIATE FIXED-INCOME PORTFOLIO           1998          1997        1996         1995         1994          1998
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period        $ 12.19       $ 11.90      $ 12.29      $ 11.04      $ 12.34       $ 12.29
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Net investment income                    0.67          0.71         0.67         0.71         0.65          0.28
      Net realized and unrealized gain
        (loss) on investments                  0.32          0.29        (0.39)        1.25        (1.28)         0.24
                                          ----------    ----------   ----------   ----------   ----------   -----------

Total from investment operations               0.99          1.00         0.28         1.96        (0.63)         0.52
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Distributions from net investment
        income                                (0.67)        (0.71)       (0.67)       (0.71)       (0.65)        (0.30)
      Distributions from capital gains        (0.04)            -            -            -        (0.02)        (0.04)
                                          ----------    ----------   ----------   ----------   ----------   -----------

Total distributions                           (0.71)        (0.71)       (0.67)       (0.71)       (0.67)        (0.34)
                                          ----------    ----------   ----------   ----------   ----------   -----------

Net Asset Value, end of period              $ 12.47       $ 12.19      $ 11.90      $ 12.29      $ 11.04       $ 12.47
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Total return (2)                               8.38 %        8.62 %       2.56 %      18.26 %      (5.24)%        4.29 %
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Net assets, end of period (in thousands)   $ 48,489      $ 55,197     $ 52,248     $ 36,878     $ 31,405       $ 9,146
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Ratios of expenses to average net assets:
      After Accessor Capital fee waivers       0.79 %        0.84 %       0.88 %       0.96 %       1.24 %        1.27 %*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Before Accessor Capital fee waivers      0.79 %        0.84 %       0.88 %       0.96 %       1.28 %        1.27 %*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Ratio of net investment income to average
   net assets
      After Accessor Capital fee waivers       5.46 %        5.88 %       5.79 %       6.07 %       5.65 %        4.75 %*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Before Accessor Capital fee waivers      5.46 %        5.88 %       5.79 %       6.07 %       5.61 %        4.75 %*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Portfolio turnover rate                      113.00 %       84.35 %      94.69 %     187.62 %     255.11 %      113.00 %
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

(1)   Class commenced operations on July 14, 1998.

(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each class.

*     Annualized

Please see notes to financial statements for further information accessor 78

                                 ACCESSOR FUNDS, INC.
                                 FINANCIAL HIGHLIGHTS
                      (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

--------------------------------------------------------------------------------------------------------------------------
                                                                                                            INVESTOR(1)
SHORT-INTERMEDIATE                                                      ADVISOR CLASS                           CLASS
FIXED-INCOME PORTFOLIO                        1998          1997        1996         1995         1994          1998
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period        $ 12.27       $ 12.16      $ 12.32      $ 11.62      $ 12.29       $ 12.32
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Net investment income                    0.68          0.64         0.59         0.60         0.50          0.27
      Net realized and unrealized gain
       (loss) on investments                   0.14          0.11        (0.16)        0.70        (0.67)         0.17
                                          ----------    ----------   ----------   ----------   ----------   -----------

Total from investment operations               0.82          0.75         0.43         1.30        (0.17)         0.44
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Distributions from net investment
        income                                (0.63)        (0.64)       (0.59)       (0.60)       (0.50)        (0.30)
      Distributions from capital gains        (0.13)            -            -            -            -         (0.13)
                                          ----------    ----------   ----------   ----------   ----------   -----------

Total distributions                           (0.76)        (0.64)       (0.59)       (0.60)       (0.50)        (0.43)
                                          ----------    ----------   ----------   ----------   ----------   -----------

Net Asset Value, end of period              $ 12.33       $ 12.27      $ 12.16      $ 12.32      $ 11.62       $ 12.33
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Total return (2)                               6.87 %        6.33 %       3.63 %      11.42 %      (1.42)%        3.55 %
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Net assets, end of period (in thousands)   $ 42,454      $ 40,942     $ 36,701     $ 35,272     $ 32,233       $ 6,255
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Ratios of expenses to average net assets:
      After Accessor Capital fee waivers       0.82 %        0.86 %       0.93 %       0.94 %       1.18 %        1.31 %*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Before Accessor Capital fee waivers      0.82 %        0.86 %       0.93 %       0.94 %        1.22 %       1.31 %*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Ratio of net investment income to average
   net assets
      After Accessor Capital fee waivers       5.12 %        5.20 %       4.89 %       4.99 %       4.17 %        4.57 %*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Before Accessor Capital fee waivers      5.12 %        5.20 %       4.89 %       4.99 %       4.13 %        4.57 %*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Portfolio turnover rate                       69.64 %       53.30 %      31.12 %      41.93 %      36.54 %        69.64 %
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

(1)   Class commenced operations on July 14, 1998.

(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each class.

*     Annualized

Please see notes to financial statements for further information accessor 79

                                 ACCESSOR FUNDS, INC.
                                 FINANCIAL HIGHLIGHTS
                      (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

--------------------------------------------------------------------------------------------------------------------------
                                                                                                            INVESTOR(1)
                                                                        ADVISOR CLASS                           CLASS
MORTGAGE SECURITIES PORTFOLIO                 1998          1997        1996         1995         1994          1998
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period        $ 12.60       $ 12.23      $ 12.38      $ 11.36      $ 12.17       $ 12.67
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Net investment income                    0.70          0.72         0.73         0.76         0.60          0.31
      Net realized and unrealized gain
        (loss) on investments                  0.09          0.42        (0.15)        1.02        (0.80)         0.01
                                          ----------    ----------   ----------   ----------   ----------   -----------

Total from investment operations               0.79          1.14         0.58         1.78        (0.20)         0.32
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Distributions from net investment
        income                                (0.70)        (0.72)       (0.73)       (0.76)       (0.60)        (0.33)
      Distributions from capital gains        (0.10)        (0.05)           -            -        (0.01)        (0.07)
                                          ----------    ----------   ----------   ----------   ----------   -----------

Total distributions                           (0.80)        (0.77)       (0.73)       (0.76)       (0.61)        (0.40)
                                          ----------    ----------   ----------   ----------   ----------   -----------

Net Asset Value, end of period              $ 12.59       $ 12.60      $ 12.23      $ 12.38      $ 11.36       $ 12.59
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Total return (2)                               6.43 %        9.53 %       4.95 %      16.03 %      (1.65)%        2.46 %
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Net assets, end of period (in thousands)  $ 128,788     $ 109,747     $ 73,862     $ 49,830     $ 32,975      $ 17,369
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Ratios of expenses to average net assets:
      After Accessor Capital fee waivers       0.88 %        0.84 %       0.95 %       1.03 %       1.31 %        1.41 %*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Before Accessor Capital fee waivers      0.88 %        0.84 %       0.95 %       1.03 %       1.35 %        1.41 %*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------
Ratio of net investment income to average
  net assets
      After Accessor Capital fee waivers       5.59 %        5.93 %       6.08 %       6.41 %       5.18 %        5.09 %*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Before Accessor Capital fee waivers      5.59 %        5.93 %       6.08 %       6.41 %       5.14 %         5.09 %*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Portfolio turnover rate                      278.18 %      211.66 %     356.23 %     422.56 %     603.51 %       278.18 %
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

(1)   Class commenced operations on July 10, 1998.

(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each class.

*     Annualized

Please see notes to financial statements for further information accessor 80

                                 ACCESSOR FUNDS, INC.
                                 FINANCIAL HIGHLIGHTS
                      (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

--------------------------------------------------------------------------------------------------------------------------
                                                                                                            INVESTOR(1)
                                                                        ADVISOR CLASS                           CLASS
U.S. GOVERNMENT MONEY PORTFOLIO                1998          1997        1996         1995         1994          1998
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period         $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00        $ 1.00
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Net investment income                    0.05          0.05         0.05         0.05         0.04          0.02
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Distributions from net investment
        income                                (0.05)        (0.05)       (0.05)       (0.05)       (0.04)        (0.02)
                                          ----------    ----------   ----------   ----------   ----------   -----------

Net Asset Value, end of period               $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00        $ 1.00
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Total return (2)                               5.00 %        5.07 %       4.78 %       5.33 %       3.70 %        1.83 %
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Net assets, end of period (in thousands)  $ 153,148      $ 50,910     $ 61,672     $ 41,882     $ 12,008       $ 5,071
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Ratios of expenses to average net assets:
      After Accessor Capital fee waivers       0.53 %        0.54 %       0.59 %       0.53 %       0.45 %        1.03 %*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Before Accessor Capital fee waivers      0.53 %        0.54 %       0.59 %       0.78 %       1.27 %        1.03 %*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

Ratio of net investment income to average
   net assets
      After Accessor Capital fee waivers       4.83 %        4.96 %       4.73 %       5.14 %       3.51 %        4.40 %*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------

      Before Accessor Capital fee waivers      4.83 %        4.96 %       4.73 %       4.89 %       2.69 %        4.40 %*
                                          ----------    ----------   ----------   ----------   ----------   -----------
                                          ----------    ----------   ----------   ----------   ----------   -----------


(1)   Class commenced operations on July 29, 1998.

(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each class.

Please see notes to financial statements for further information accessor 81

INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors
Accessor Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Accessor Funds, Inc., including the Growth Portfolio, Value and Income Portfolio, Small to Mid Cap Portfolio, International Equity Portfolio, Intermediate Fixed-Income Portfolio, Short-Intermediate Fixed-Income Portfolio, Mortgage Securities Portfolio, and U.S. Government Money Portfolio (the "Funds"), as of December 31, 1998, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 by correspondence with the Funds' custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 1998, the results of their operations, the changes in their net assets and their financial highlights for the periods presented in conformity with the generally accepted accounting principles.

DELOITTE & TOUCHE LLP

New York, New York
February 15, 1999

                                  accessor 82

                                  TAX YEAR 1998
                                   (UNAUDITED)



The following is provided for your information. Some states allow you to reduce the amount of income you report on state income taxes by the proportion to which such income was earned from investments in U.S. Government obligations. All income shown is taxable for federal income tax purposes.

--------------------------------------------------------------------------------------------------------------
                                                                                       PERCENT OF INCOME FROM
                                              PERCENT OF INCOME FROM                     OTHER U.S. GOVERNMENT
    ACCESSOR PORTFOLIO NAME                    TREASURY OBLIGATIONS                           OBLIGATIONS
--------------------------------------------------------------------------------------------------------------
    Growth                                              0%                                        0%
    Value and Income                                   1.11%                                      0%
    Small to Mid Cap                                    0%                                        0%
    International Equity                                0%                                        0%
    Intermediate Fixed-Income                         27.51%                                     5.95%
    Short-Intermediate Fixed-Income                   61.92%                                    10.77%
    Mortgage Securities                               12.80%                                    83.52%
    U.S. Government Money                              1.40%                                    84.29%

The following represents the percent of the income generated in the Accesor Portfolios that are designated as qualifying dividends. This breakdown may have tax benefits to certain corporate shareholders of the Accessor Portfolios. Please consult your tax advisor.

--------------------------------------------------------------------------------------------------------------
    ACCESSOR PORTFOLIO NAME                          PERCENT OF QUALIFYING DIVIDENDS
--------------------------------------------------------------------------------------------------------------
    Growth                                                       83.67%
    Value and Income                                             72.48%
    Small to Mid Cap                                             67.89%
    International Equity                                           0%
    Intermediate Fixed-Income                                      0%
    Short-Intermediate Fixed-Income                                0%
    Mortgage Securities                                            0%
    U.S. Government Money                                          0%

                                  accessor 83

ACCESSOR FUNDS, INC.

DIRECTORS AND OFFICERS

George G. Cobean, III, Director
Geoffrey C. Cross, Director
J. Anthony Whatley, III, Director, President and Principal Executive Officer Ravindra A. Deo, Treasurer, Vice President, Principal Financial and
  Accounting Officer
Robert J. Harper, Vice President
Christine J. Stansbery, Secretary
Linda V. Whatley, Vice President

INVESTMENT ADVISOR AND ADMINISTRATOR

Accessor Capital Management L.P.
1420 Fifth Avenue, Suite 3600
Seattle, Washington 98101

CUSTODIAN

The Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio 45263

TRANSFER AGENT

Accessor Capital Management
P.O. Box 1748
Seattle, Washington 98111

LEGAL COUNSEL

Kirkpatrick & Lockhart
One International Place
13th Floor
Boston, Massachusetts 02110


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

This report, including the financial statements herein, is transmitted to the shareholders of Accessor Funds, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of share of Accessor Funds, Inc., or any securities mentioned in this report.

                          www.accessor.com